UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSRS CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04375

Name of Fund: BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal
Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock New
York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust, 800 Scudders
Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-
9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2009

Date of reporting period: 12/31/2008

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

Semi-Annual Report

DECEMBER 31, 2008 | (UNAUDITED)

BlackRock Short-Term Municipal Fund

BlackRock Municipal Insured Fund

BlackRock National Municipal Fund

BlackRock High Yield Municipal Fund

OF BLACKROCK MUNICIPAL BOND FUND, INC.

BlackRock New York Municipal Bond Fund

OF BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2 SEMI-ANNUAL REPORT

DECEMBER 31, 2008

A Letter to Shareholders

Dear Shareholder

The present time may well be remembered as one of the most tumultuous periods in financial market history. Over the past year, the bursting of the hous-

ing bubble and the resultant credit crisis swelled into an all-out global financial market meltdown that featured the collapse of storied financial firms, vola-

tile swings in the world’s financial markets and monumental government responses designed to prop up the economy and stabilize the financial system.

The US economy appeared relatively resilient through the first half of 2008, when rising food and energy prices stoked fears of inflation. The tenor changed dramatically in the second half, as inflationary pressure subsided amid plummeting oil prices, while economic pressures escalated in the midst of a rapid deterioration in consumer spending, employment and other key indicators. By period-end, the National Bureau of Economic Research had confirmed what most already knew — the United States was in a recession, which officially began in December 2007. The Federal Reserve Board

(the “Fed”), after slashing interest rates aggressively in the early months of the year, resumed that rate-cutting campaign in the fall, with the final reduc-

tion in December bringing the target federal funds rate to a record low range of between zero and 0.25% . Importantly, the central bank pledged that future policy moves to revive the global economy and financial markets would comprise primarily of nontraditional and quantitative easing measures,

such as capital injections, lending programs and government guarantees.

Against this backdrop, US equity markets experienced intense volatility, with periods of downward pressure punctuated by sharp rebounds. Declines were significant and broad-based, though smaller cap stocks posted somewhat better relative performance. Non-US stocks started off the year stronger,

but quickly lost ground as the credit crisis revealed itself to be global in nature and as the global economy turned south. Overall, domestic equities notched better results than non-US equities, reversing the prior years’ trend of international equity outperformance.

In fixed income markets, investors shunned risky assets and sought the safety and liquidity of US Treasury issues. Prices soared, while yields fell to record lows, with the Treasury sector topping all other asset classes over the reporting period. Amid spillover from historic events in the financial sector,

municipals contended with fewer market participants, lack of liquidity, a challenging funding environment and a backlog of new-issue supply, all of which contributed to the sector’s underperformance relative to taxable issues. At the same time, economic turmoil combined with dislocated credit markets and substantial technical pressures resulted in the worst year on record for the high yield market.

In all, an investor flight to safety prevailed, as evidenced in the six- and 12-month returns of the major benchmark indexes:
Total Returns as of December 31, 2008	6-month	12-month
US equities (S&P 500 Index)	(28.48)%	(37.00)%
Small cap US equities (Russell 2000 Index)	(26.94)	(33.79)
International equities (MSCI Europe, Australasia, Far East Index)	(36.41)	(43.38)
US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	17.70	20.06
Taxable fixed income (Barclays Capital US Aggregate Index*)	4.07	5.24
Tax-exempt fixed income (Barclays Capital Municipal Bond Index*)	(2.49)	(2.47)
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index*)	(25.07)	(25.88)

* Formerly a Lehman Brothers index.
Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Fund Summary as of December 31, 2008 BlackRock Short-Term Municipal Fund

Portfolio Management Commentary

How did the Fund perform?
•The Fund outperformed the broad-market Barclays Capital Municipal
Bond Index and its Lipper Short Municipal Debt Funds category average for the six-month period. Fund returns trailed that of the Barclays Capital
3-Year General Obligation Bond Index.

What factors influenced performance?
•The Fund’s underperformance versus the Barclays 3-Year General
Obligation Bond Index was attributable to its shorter duration, or sensi-
tivity to interest rates. This relative duration positioning is the result of limitations imposed by the Fund’s investment mandate. Since prices on short-term municipals rallied dramatically over the period, the index’s longer duration allowed it greater price appreciation. On an absolute basis, the main detractor from performance was its underweight in the three- to four-year portion of the municipal yield curve.

•The Fund’s conservative strategy and overweight in the front part of the yield curve contributed to performance. Although a flight to quality drove yields higher for virtually all asset classes except US Treasuries, the front end of the yield curve was the best-performing segment of the municipal market. Additionally, the high-quality bias of the Fund was a positive contributor to performance. The Fund’s average credit quality remains in the AA range, with overweights in pre-refunded, essential service revenue and general obligation bonds.

Describe recent portfolio activity.
•The biggest changes during the period were also the most beneficial to the Fund’s performance. We modestly increased duration by making purchases in the two- to three-year portion of the yield curve, as investors began buying that area of the curve due to extremely low money market yields. This provided price appreciation in light of the Fed’s most recent easing of monetary policy in December. Additionally, we continued to maintain the Fund’s weighting of approximately 23% in pre-refunded municipal bonds, which was the best-performing sector of the municipal market in 2008. Pre-refunded bonds are backed by US government securities and provide the most liquidity in a dislocated market.

Describe Fund positioning at period end.
•At period end, the Fund’s average credit quality remains at AA and duration is slightly above-neutral at 1.6 years. The Fund continues to be positioned for volatility and rising municipal rates. The overweight in cash and pre-refunded securities should insulate net asset value depreciation in these challenging market conditions. The Fund’s average credit quality of AA also bodes well, given the impact of continued uncertainty in the economy on lower-quality issues.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Profile as of December 31, 2008
Percent of
Long Term
Portfolio Composition	Investments
Other Revenue Bonds	45%
General Obligation and Tax Revenue Bonds	32
Prerefunded Bonds	23

Percent of
Credit Quality Allocation[1]	Long Term Investments
AAA/Aaa	33%
AA/Aa	44
A/A	15
BBB/Baa	6
MIG1	2
[1] Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investors Service
(“Moody’s”) ratings.

4 SEMI-ANNUAL REPORT DECEMBER 31, 2008

BlackRock Short-Term Municipal Fund

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.
2 The Fund invests primarily in investment grade municipal bonds (bonds rated Baa or better) with a maximum maturity not to exceed four years or in municipal notes.
3 This unmanaged Index consists of revenue bonds, prerefunded bonds, general obligation bonds and insured bonds, all of which mature within 30 years.
4 This unmanaged Index consists of state and local government obligation bonds that mature in three – four years, rated Baa or better.

Performance Summary for the Period Ended December 31, 2008

					Average Annual Total Returns[5]
			1 Year		5 Years		10 Years
	Standardized	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	30-Day Yields	Total Returns	charge	charge	charge	charge	charge	charge
BlackRock	2.07%	2.11%	3.75%	N/A	2.54%	N/A	3.03%	N/A
Institutional	2.14	2.15	3.80	N/A	2.54	N/A	3.02	N/A
Investor A	1.83	1.92	3.44	0.34%	2.28	1.66%	2.77	2.45%
Investor A1	2.02	2.10	3.70	2.66	2.44	2.23	2.93	2.83
Investor B	1.79	1.97	3.44	2.44	2.18	2.18	2.66	2.66
Investor C	1.14	1.64	2.77	1.77	1.52	1.52	2.00	2.00
Barclays Capital 3-Year
General Obligation
Bond Index	—	3.26	5.27	N/A	3.20	N/A	3.98	N/A
Barclays Capital Municipal
Bond Index	—	(2.49)	(2.47)	N/A	2.71	N/A	4.26	N/A

5 Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on pages 14 and 15 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

SEMI-ANNUAL REPORT DECEMBER 31, 2008 5

Fund Summary as of December 31, 2008 BlackRock Municipal Insured Fund

Portfolio Management Commentary

How did the Fund perform?
•The Fund underperformed the broad-market Barclays Capital Municipal
Bond Index for the six-month period. The Fund also underperformed the
Lipper Insured Municipal Debt Funds category average.

What factors influenced performance?
•Fund performance was negatively impacted by three main factors during the period. First, the Fund was positioned with a more constructive view of the market during a period in which yields generally rose and prices, which move opposite of yields, correspondingly fell. Second, the Fund was overweight in the longer end of the yield curve during a period in which the yield curve steepened, with short yields declining and long yields rising. Third, the Fund was negatively impacted by its exposure to insured bonds with weaker underlying ratings, especially those rated
A– or below.

•Due to the enormous turmoil in the municipal market, especially with regard to insured bonds, our efforts to upgrade credit quality by purchas-
ing favored insurers and other high-quality issuers aided performance as the spread between higher- and lower-rated debt widened. Performance was also positively impacted by our efforts to increase the Fund’s average coupon and dampen duration extension. Additionally, performance was positively impacted by our efforts to raise liquidity.

Describe recent portfolio activity.
•We continued to focus on upgrading credit quality and increasing overall portfolio liquidity. We also worked to increase the Fund’s average coupon and dampen duration extension. We carefully reviewed Fund holdings and worked to sell lower-rated issues whenever market liquidity provided favorable opportunities. However, municipal markets were incredibly volatile and illiquid during the period due to overall stress on Wall Street
(which caused deleveraging at these firms and at their clients) combined with poor economics and generally declining credit quality. This lack of market sponsorship prevented us from achieving all of our goals, and it also worked to curtail new issuance, thereby limiting our opportunities to restructure the Fund.

Describe Fund positioning at period end.
•At period end, the Fund is positioned with a modestly constructive view of the market, as it is overweight in the longer part of the yield curve.
The municipal yield curve steepened over the period, and the 30-year area now offers a yield pickup of more than 300 basis points versus the
2-year area. We are also focusing on the highest-quality insurers and issuers to maintain high liquidity while increasing the Fund’s average coupon. At period-end, we favor the 25-year maturity area.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Profile as of December 31, 2008

Percent of
Long Term
Portfolio Composition	Investments
Other Revenue Bonds	67%
General Obligation and Tax Revenue Bonds	24
Prerefunded Bonds	9

Percent of
Credit Quality Allocation[1]	Long Term Investments
AAA/Aaa	40%
AA/Aa	45
A/A	11
BBB/Baa	3
Not Rated[2]	1

[1] Using the higher of S&P’s or Moody’s ratings.
[2] Includes investments in mutual funds.

6 SEMI-ANNUAL REPORT DECEMBER 31, 2008

BlackRock Municipal Insured Fund

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.
2 The Fund invests primarily in long-term, investment grade municipal bonds (bonds rated Baa or better) covered by portfolio insurance guaranteeing the timely payment of principal at maturity and interest.
3 This unmanaged Index consists of revenue bonds, prerefunded bonds, general obligation bonds and insured bonds, all of which mature within 30 years.

Performance Summary for the Period Ended December 31, 2008

					Average Annual Total Returns[4]
			1 Year		5 Years		10 Years
	Standardized	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	30-Day Yields	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	4.91%	(6.41)%	(7.27)%	N/A	1.56%	N/A	3.33%	N/A
Investor A	4.45	(6.40)	(7.52)	(11.45)%	1.30	0.43%	3.08	2.63%
Investor B	4.14	(6.65)	(7.99)	(11.52)	0.79	0.46	2.56	2.56
Investor C	3.93	(6.74)	(8.19)	(9.07)	0.58	0.58	2.32	2.32
Investor C1	4.10	(6.67)	(8.03)	(8.91)	0.74	0.74	2.51	2.51
Barclays Capital Municipal
Bond Index	—	(2.49)	(2.47)	N/A	2.71	N/A	4.26	N/A

[4] Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on pages 14 and 15 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results. SEMI-ANNUAL REPORT DECEMBER 31, 2008 7

Fund Summary as of December 31, 2008 BlackRock National Municipal Fund

Portfolio Management Commentary

How did the Fund perform?
•The Fund underperformed the broad-market Barclays Capital Municipal
Bond Index for the six-month period. The Fund’s Institutional, Investor A,
Investor B and Investor C1 shares outperformed the Lipper General
Municipal Debt Funds category average, while Investor C shares trailed the Lipper peers.

What factors influenced performance?
•The Fund’s performance relative to its Lipper category average benefited from its slightly defensive duration, which reduced interest rate sensitivity during a period in which yields on the long end of the municipal curve rose. In addition, performance was helped by our reduction of the Fund’s inverse floater exposure, as deleveraging created extreme market volatility.
Finally, the Fund’s relatively high cash equivalent reserve position provided needed liquidity and cushioned its net asset value against volatility.

•The primary negative factor in the Fund’s performance was the widening in credit spreads. We believe the Fund’s credits are sound, appropriate investments, but a portion of its assets have underperformed due to overall credit quality spread widening. This widening is a result of the ongoing credit crunch and the ensuing investor flight to quality.

Describe recent portfolio activity.
•The Fund maintained an unusually high cash equivalent reserve position, which provided liquidity needed to participate in attractive year-end offerings in the primary market, as well as to handle year-end cash flow needs. To raise cash for new purchases, we sold low duration structures with earlier maturity dates and pre-refunded securities. In order to main-
tain the large reserve without damaging the Fund’s relative yield perform-
ance, we employed higher yielding, out-of-favor variable rate demand notes (“VRDNs”). During the period, we reduced the Fund’s allocation to inverse floater product.

Describe Fund positioning at period end.
•At period end, the Fund was neutral with respect to relative duration.
Cash reserves were still at a historically-high level of about 10% of total fund assets. Inverse floater exposure was below 2%, but we are comfortable with the financing prospects and liquidity features of those holdings. Exposure to alternative minimum tax (“AMT”) bonds was down slightly to about 18%. Most significantly, prices on a good portion of the Fund’s spread product were significantly lower over the period. We believe some performance on these holdings should be recouped if the
Federal Reserve’s efforts to stabilize fixed income markets gain traction and spreads subsequently tighten.

•Going forward, we intend to use the heavy slate of new issuance to recommit cash reserves to the municipal marketplace as value is restored. As always, our focus will be on improving the Fund’s income accrual, managing assets in a tax-efficient manner and evaluating the risk/reward characteristics of each new holding with respect to interest rate and credit exposure.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Profile as of December 31, 2008

Percent of
Long Term
Portfolio Composition	Investments
Other Revenue Bonds	80%
General Obligation and Tax Revenue Bonds	13
Prerefunded Bonds	7

Percent of
Credit Quality Allocation[1]	Long Term Investments
AAA/Aaa	24%
AA/Aa	25
A/A	29
BBB/Baa	8
B/B	2
CCC/Caa	1
Not Rated	11

[1] Using the higher of S&P’s or Moody’s ratings.

8 SEMI-ANNUAL REPORT DECEMBER 31, 2008

BlackRock National Municipal Fund

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.
2 The Fund invests primarily in long-term municipal bonds rated in any rating category or unrated.
3 This unmanaged Index consists of revenue bonds, prerefunded bonds, general obligation bonds and insured bonds, all of which mature within 30 years.

Performance Summary for the Period Ended December 31, 2008

					Average Annual Total Returns[4]
			1 Year		5 Years		10 Years
	Standardized	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	30-Day Yields	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	5.36%	(8.01)%	(8.58)%	N/A	1.58%	N/A	3.46%	N/A
Investor A	4.92	(8.20)	(8.87)	(12.74)%	1.34	0.46%	3.20	2.75%
Investor B	4.60	(8.36)	(9.27)	(12.75)	0.84	0.51	2.68	2.68
Investor C	4.38	(8.56)	(9.59)	(10.46)	0.55	0.55	2.42	2.42
Investor C1	4.58	(8.38)	(9.30)	(10.17)	0.77	0.77	2.63	2.63
Barclays Capital Municipal
Bond Index	—	(2.49)	(2.47)	N/A	2.71	N/A	4.26	N/A

4 Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on pages 14 and 15 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

SEMI-ANNUAL REPORT DECEMBER 31, 2008 9

Fund Summary as of December 31, 2008 BlackRock High Yield Municipal Fund

Portfolio Management Commentary

How did the Fund perform?
•The Fund underperformed the broad-market Barclays Capital Municipal
Bond Index and the Barclays Capital High Yield Municipal Bond Index for
the six-month period. The Fund also underperformed its Lipper High Yield
Municipal Debt Funds category average.

What factors influenced performance?
•The Fund’s performance for the period was hurt by its below-average distribution yield in relation to its Lipper peer group, as well as its above-
average weighting in longer-dated securities. Both of these detractors stem largely from prevailing market factors present at the time of the
Fund’s inception. At the time we were investing the Fund’s initial assets, credit spreads were very tight and high yield municipal issuance was confined primarily to the longer end of the maturity range. This position-
ing was a detriment to the Fund given the degree to which spreads have subsequently widened and the yield curve has steepened.

•Factors that aided Fund performance include its higher-quality bias, and its relatively well-diversified portfolio construction. The high-quality bias proved somewhat beneficial as credit spreads continued to widen through year-end, while the diversification enabled the Fund to avoid excessive risk associated with sectors that have been hit particularly hard, such as airlines and tobacco.

Describe recent portfolio activity.
•Given the deteriorating market tone throughout the period, Fund activity was generally confined to moves aimed at ensuring sufficient liquidity to meet shareholder redemptions. Nevertheless, we were able to capitalize on a handful of investment opportunities that have proven beneficial to
Fund performance.

Describe Fund positioning at period end.
•The Fund emerges from a difficult year well-positioned to benefit from what we believe will be a likely rebound in investor sentiment and risk tolerance. The Fund’s duration remains marginally higher than that of its benchmark, while its above-average credit profile should provide sufficient liquidity to manage redemptions and capitalize on the numerous oppor-
tunities now available in the marketplace.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Profile as of December 31, 2008

Percent of
Long Term
Portfolio Composition	Investments
Other Revenue Bonds	89%
General Obligation and Tax Revenue Bonds	11

Percent of
Credit Quality Allocation[1]	Long Term Investments
AAA/Aaa	8%
AA/Aa	4
A/A	13
BBB/Baa	28
BB/Ba	6
B/B	4
CCC	6
Not Rated	31

[1] Using the higher of S&P’s or Moody’s ratings.

10 SEMI-ANNUAL REPORT DECEMBER 31, 2008

BlackRock High Yield Municipal Fund

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.
2 The Fund invests primarily in municipal bonds rated in any rating category or in unrated municipal bonds.
3 This unmanaged Index consists of revenue bonds, prerefunded bonds, general obligation bonds and insured bonds, all of which mature within 30 years.
4 An unmanaged index made up of bonds that are non-investment grade, unrated, or rated below Ba1 with a remaining maturity of at least one year.
5 Commencement of Operations.

Performance Summary for the Period Ended December 31, 2008

				Average Annual Total Returns[6]
			1 Year		Since Inception[7]
	Standardized	6-Month	w/o sales	w/sales	w/o sales	w/sales
	30-Day Yields	Total Returns	charge	charge	charge	charge
Institutional	7.43%	(25.39)%	(27.36)%	N/A	(13.30)%	N/A
Investor A	6.80	(25.53)	(27.58)	(30.66)%	(13.58)	(15.12)%
Investor C	6.36	(25.79)	(28.10)	(28.79)	(14.15)	(14.15)
Barclays Capital High Yield Muni Bond	—	(24.24)	(27.01)	N/A	(11.49)	N/A
Barclays Capital Municipal
Bond Index	—	(2.49)	(2.47)	N/A	1.67	N/A

6 Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on pages 14 and 15 for a detailed description of share classes, including any related sales charges and fees.
7 The Portfolio commenced operations on 8/01/06.
N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

SEMI-ANNUAL REPORT DECEMBER 31, 2008 11

Fund Summary as of December 31, 2008 BlackRock New York Municipal Bond Fund

Portfolio Management Commentary

How did the Fund perform?
•The Fund underperformed the Barclays Capital Municipal Bond Index and the Lipper New York Municipal Debt Funds category for the six-
month period. While the Barclays Index measures the performance of municipal bonds nationally, the Lipper category consists of funds that limit their investment to securities exempt from taxation in New York.

What factors influenced performance?
•The semiannual reporting period encompassed some of the worst municipal performance on both a relative and absolute basis. There were three anomalies caused by the overwhelming selling pressure in the municipal market. The first was the trading of pre-refunded municipals, which are backed 100% by US Treasuries, at cheaper rates than Treasuries themselves. The second was the trading of corporate-backed municipals at cheaper rates than fully-taxable bonds issued by the same companies.
Finally, municipals with insurance were trading at lower prices than their non-insured counterparts.

•In this environment, the Fund’s underweights in AA-rated and AAA-rated bonds negatively impacted performance. In the turmoil of the municipal market over the six months, liquidity was extremely limited and spreads increased significantly on all bonds other than the cleanest and highest-
quality issues.

•Positive contributions to performance for the period came from the
Fund’s above-average distribution rate and its neutral duration bias.

Describe recent portfolio activity.
•There were few significant changes made to the Fund during the period.
As a result of industry-wide redemptions and forced selling, combined with little buying interest, liquidity in the market was very low and costly.
Although the Fund did not experience heavy redemptions and was not forced to sell at the severely distressed market levels, neither was it able to effect swaps into more attractive, higher-quality names. The Fund was restricted to capitalizing on pockets of retail buying interest in order to meet shareholder redemptions, as well as some limited purchases of higher-quality credits from forced sellers.

Describe Fund positioning at period end.
•The Fund ended the period much as it began, with a short-to-neutral duration bias and overweight exposure to lower investment-grade bonds.
This positioning, along with an above-average cash position, should allow the Fund to benefit from any spread tightening, as well as capitalize on the opportunities presented by the new-issue market.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Profile as of December 31, 2008

Percent of
Portfolio Composition	Long Term Investments
Other Revenue Bonds	67%
General Obligation and Tax Revenue Bonds	18
Prerefunded Bonds	15

Percent of
Credit Quality Allocation[1]	Long Term Investments
AAA/Aaa	10%
AA/Aa	35
A/A	26
BBB/Baa	13
BB/Ba	2
B/B	1
CCC/Caa	1
Not Rated	12

[1] Using the higher of S&P’s or Moody’s ratings.

12 SEMI-ANNUAL REPORT DECEMBER 31, 2008

BlackRock New York Municipal Bond Fund

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees. Institutional Shares do not have a sales charge.
2 The Fund invests primarily in a portfolio of long term investment grade New York municipal bonds.
3 This unmanaged Index consists of revenue bonds, prerefunded bonds, general obligation bonds and insured bonds, all of which mature within 30 years.

Performance Summary for the Period Ended December 31, 2008

					Average Annual Total Returns[4]
			1 Year		5 Years		10 Years
	Standardized	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	30-Day Yields	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	5.21%	(9.89)%	(11.07)%	N/A	0.68%	N/A	2.50%	N/A
Investor A	4.73	(10.00)	(11.20)	(14.98)%	0.43	(0.43)%	2.25	1.81%
Investor A1	4.89	(9.93)	(11.07)	(14.63)	0.62	(0.20)	2.41	2.00
Investor B	4.68	(10.03)	(11.43)	(14.83)	0.20	(0.13)	1.99	1.99
Investor C	4.21	(10.25)	(11.86)	(12.71)	(0.31)	(0.31)	1.49	1.49
Investor C1	4.61	(10.16)	(11.51)	(12.36)	0.10	0.10	1.89	1.89
Barclays Capital Municipal
Bond Index	—	(2.49)	(2.47)	N/A	2.71	N/A	4.26	N/A

4 Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on pages 14 and 15 for a detailed description of share classes, including any related sales charges and fees.
N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

SEMI-ANNUAL REPORT DECEMBER 31, 2008 13

About Fund Performance

BlackRock Short-Term Municipal Fund

•BlackRock Shares are not subject to any sales charge. BlackRock
Shares bear no ongoing distribution or service fees and are available only to eligible investors. Prior to October 2, 2006, BlackRock Share performance results are those of the Institutional Shares (which have no distribution or service fees).

•Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•Investor A Shares incur a maximum initial sales charge (front-end load)
of 3% and a service fee of 0.25% per year (but no distribution fee).
Prior to October 2, 2006, Investor A Share performance results are those of the Institutional Shares (which have no distribution or service fees)
restated to reflect Investor A Share fees.

•Investor A1 Shares incur a maximum initial sales charge (front-end load) of 1% and a service fee of 0.10% per year (but no distribution fee).

•Investor B Shares are subject to a maximum contingent deferred sales charge of 1% declining to 0% after three years. In addition, Investor B
Shares are subject to a distribution fee of 0.20% per year and a service fee of 0.15% per year. These shares automatically convert to Investor A1
Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

•Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. Prior to October 2, 2006, Investor C Share perform-
ance results are those of the Institutional Shares (which have no distri-
bution or service fees) restated to reflect Investor C Share fees.

BlackRock Municipal Insured Fund and BlackRock National Municipal Fund

•Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•Investor A Shares incur a maximum initial sales charge (front-end load)
of 4.25% and a service fee of 0.25% per year (but no distribution fee).

•Investor B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.50% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A
Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.).

•Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. Prior to October 2, 2006, Investor C Share perform-
ance results are those of the Institutional Shares (which have no distri-
bution or service fees) restated to reflect Investor C Share fees.

•Investor C1 Shares are subject to a distribution fee of 0.55% per year and a service fee of 0.25% per year. In addition, Investor C1 shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

BlackRock High Yield Municipal Fund

•Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•Investor A Shares incur a maximum initial sales charge (front-end load)
of 4.25% and a service fee of 0.25% per year (but no distribution fee).

•Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

14 SEMI-ANNUAL REPORT DECEMBER 31, 2008

About Fund Performance (concluded)

BlackRock New York Municipal Bond Fund

•Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•Investor A Shares incur a maximum initial sales charge (front-end load)
of 4.25% and a service fee of 0.25% per year (but no distribution fee).
Prior to October 2, 2006, Investor A Share performance results are those of the Institutional Shares (which have no distribution or service fees)
restated to reflect Investor A Share fees.

•Investor A1 Shares incur a maximum initial sales charge (front-end load) of 4%, and a service fee of 0.10% per year (but no distribution fee).

•Investor B Shares are subject to a maximum contingent deferred sales charge of 4%, declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A1
Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

•Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. Prior to October 2, 2006, Investor C Share performance results are those of the Institutional Shares (which have no distribution or service fees) restated to reflect Investor C Share fees.

•Investor C1 Shares are subject to a distribution fee of 0.35% per year and a service fee of 0.25% per year. In addition, Investor C1 Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

All Funds

Performance information reflects past performance and does not guaran-
tee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on pages 5 – 13 assume reinvest-
ment of all dividends and capital gain distributions, if any, at net asset value on the payable date. The Funds’ investment adviser reimbursed a portion of each Fund’s expenses. Without such reimbursement, a Fund’s performance would have been lower. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

SEMI-ANNUAL REPORT DECEMBER 31, 2008 15

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the yield and
NAV. However, these objectives cannot be achieved in all interest rate environments.

The Funds may leverage their assets through the use of tender option bond (“TOB”) programs, as described in Note 1 of the Notes to Financial
Statements. TOB investments generally will provide the Fund with eco-
nomic benefits in periods of declining short-term interest rates, but expose the Fund to risks during periods of rising short-term interest rates. Additionally, fluctuations in the market value of municipal securities deposited into the TOB trust may adversely affect the Funds’ NAVs per share. In general, the concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-
term interest rates, which normally will be lower than the income earned by each Fund on its longer-term portfolio investments. To the extent that the total assets of each Fund (including the assets obtained from lever-
age) are invested in higher-yielding portfolio investments, each Fund’s shareholders will benefit from the incremental yield.

The use of leverage may enhance opportunities for increased returns to the Fund, but as described above, they also create risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in a Fund’s NAV, market price and dividend rate than a comparable portfolio without leverage. If the income derived from securi-
ties purchased with assets received from leverage exceeds the cost of leverage, the Fund’s net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Fund’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders will be reduced. A Fund may be required to sell portfolio securities at inopportune times or below fair market values in order to comply with regulatory requirements applica-
ble to the use of leverage or as required by the terms of leverage instru-
ments which may cause a Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. A Fund will incur expenses in connection with the use of leverage, all of which are borne by Fund shareholders and may reduce investment returns.

Derivative Instruments

The Funds may invest in various derivative instruments, including futures and swap agreements, and other instruments specified in the Notes to
Financials, which constitute forms of economic leverage. Such instru-
ments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the under-
lying asset, possible default of the other party to the transaction and illiquidity of the derivative instrument. A Fund’s ability to successfully use a derivative instrument depends on the Advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation a Fund can realize on an investment or may cause a Fund to hold a security that it might otherwise sell. The
Funds’ investments in these instruments are discussed in detail in the
Notes to Financial Statements.

16 SEMI-ANNUAL REPORT

DECEMBER 31, 2008

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a)
expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense examples on pages 17 – 20 (which are based on a hypothetical investment of $1,000 invested on July 1, 2008 and held through
December 31, 2008) is intended to assist shareholders both in calculat-
ing expenses based on an investment in a Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by
$1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these
Funds and other funds, compare the 5% hypothetical example with the 5%
hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypotheti-
cal examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning differ-
ent funds. If these transactional expenses were included, shareholder expenses would have been higher.

BlackRock Short-Term Municipal Fund (Excluding Interest Expense and Fees)
		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	July 1, 2008	December 31, 2008	During the Period[1]	July 1, 2008	December 31, 2008	During the Period[1]
BlackRock	$1,000	$1,021.10	$2.20	$1,000	$1,023.12	$2.20
Institutional	$1,000	$1,021.50	$1.79	$1,000	$1,023.53	$1.79
Investor A	$1,000	$1,019.20	$3.07	$1,000	$1,022.26	$3.07
Investor A1	$1,000	$1,021.00	$2.30	$1,000	$1,023.02	$2.31
Investor B	$1,000	$1,019.70	$3.58	$1,000	$1,021.75	$3.59
Investor C	$1,000	$1,016.40	$6.90	$1,000	$1,018.46	$6.91

[1] For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.43% for BlackRock, 0.35% for Institutional, 0.60% for Investor A, 0.45% for
Investor A1, 0.70% for Investor B and 1.35% for Investor C), multiplied by the average account value over the period, multiplied by 185/365 to reflect the one-half year period shown.
[2] Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

BlackRock Municipal Insured Fund (Including Interest Expense and Fees)
		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	July 1, 2008	December 31, 2008	During the Period[1]	July 1, 2008	December 31, 2008	During the Period[1]
Institutional	$1,000	$935.90	$3.78	$1,000	$1,021.40	$3.94
Investor A	$1,000	$936.00	$5.05	$1,000	$1,020.08	$5.27
Investor B	$1,000	$933.50	$7.55	$1,000	$1,017.49	$7.87
Investor C	$1,000	$932.60	$8.62	$1,000	$1,016.38	$8.99
Investor C1	$1,000	$933.30	$7.74	$1,000	$1,017.29	$8.08

[1] For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.77% for Institutional, 1.03% for Investor A, 1.54% for Investor B, 1.76% for
Investor C and 1.58% for Investor C1), multiplied by the average account value over the period, multiplied by 185/365 to reflect the one-half year period shown.
[2] Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

BlackRock Municipal Insured Fund (Excluding Interest Expense and Fees)
		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	July 1, 2008	December 31, 2008	During the Period[1]	July 1, 2008	December 31, 2008	During the Period[1]
Institutional	$1,000	$935.90	$2.31	$1,000	$1,022.92	$2.41
Investor A	$1,000	$936.00	$3.58	$1,000	$1,021.60	$3.74
Investor B	$1,000	$933.50	$6.12	$1,000	$1,018.96	$6.40
Investor C	$1,000	$932.60	$7.20	$1,000	$1,017.85	$7.52
Investor C1	$1,000	$933.30	$6.32	$1,000	$1,018.76	$6.60

[1] For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.47% for Institutional, 0.73% for Investor A, 1.25% for Investor B, 1.47% for
Investor C and 1.29% for Investor C1), multiplied by the average account value over the period, multiplied by 185/365 to reflect the one-half year period shown.
[2] Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

SEMI-ANNUAL REPORT DECEMBER 31, 2008 17

Disclosure of Expenses (continued)

BlackRock National Municipal Fund (Including Interest Expense and Fees)

		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	July 1, 2008	December 31, 2008	During the Period[1]	July 1, 2008	December 31, 2008	During the Period[1]
Institutional	$1,000	$919.90	$3.41	$1,000	$1,021.75	$3.59
Investor A	$1,000	$918.00	$4.47	$1,000	$1,020.64	$4.71
Investor B	$1,000	$916.40	$7.09	$1,000	$1,017.90	$7.47
Investor C	$1,000	$914.40	$8.25	$1,000	$1,016.68	$8.69
Investor C1	$1,000	$916.20	$7.24	$1,000	$1,017.75	$7.62

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.70% for Institutional, 0.92% for Investor A, 1.46% for Investor B, 1.70% for
Investor C and 1.49% for Investor C1), multiplied by the average account value over the period, multiplied by 185/365 to reflect the one-half year period shown.
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

BlackRock National Municipal Fund (Excluding Interest Expense and Fees)

		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	July 1, 2008	December 31, 2008	During the Period[1]	July 1, 2008	December 31, 2008	During the Period[1]
Institutional	$1,000	$919.90	$2.87	$1,000	$1,022.31	$3.02
Investor A	$1,000	$918.00	$3.94	$1,000	$1,021.19	$4.15
Investor B	$1,000	$916.40	$6.61	$1,000	$1,018.41	$6.96
Investor C	$1,000	$914.40	$7.71	$1,000	$1,017.24	$8.13
Investor C1	$1,000	$916.20	$6.75	$1,000	$1,018.25	$7.11

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.59% for Institutional, 0.81% for Investor A, 1.36% for Investor B, 1.59% for
Investor C and 1.39% for Investor C1), multiplied by the average account value over the period, multiplied by 185/365 to reflect the one-half year period shown.
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

18 SEMI-ANNUAL REPORT

DECEMBER 31, 2008

Disclosure of Expenses (continued)

BlackRock High Yield Municipal Fund (Including Interest Expense and Fees)

		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	July 1, 2008	December 31, 2008	During the Period[1]	July 1, 2008	December 31, 2008	During the Period[1]
Institutional	$1,000	$746.10	$3.89	$1,000	$1,020.84	$4.51
Investor A	$1,000	$744.70	$4.95	$1,000	$1,019.62	$5.73
Investor C	$1,000	$742.10	$8.43	$1,000	$1,015.62	$9.76

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.89% for Institutional, 1.12% for Investor A and 1.92% for Investor C),
multiplied by the average account value over the period, multiplied by 185/365 to reflect the one-half year period shown.
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the actual days in the most recent fiscal half year divided by 365.

BlackRock High Yield Municipal Fund (Excluding Interest Expense and Fees)

		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	July 1, 2008	December 31, 2008	During the Period[1]	July 1, 2008	December 31, 2008	During the Period[1]
Institutional	$1,000	$746.10	$3.76	$1,000	$1,020.99	$4.35
Investor A	$1,000	$744.70	$4.82	$1,000	$1,019.78	$5.58
Investor C	$1,000	$742.10	$8.30	$1,000	$1,015.77	$9.60

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.85% for Institutional, 1.09% for Investor A and 1.88% for Investor C),
multiplied by the average account value over the period, multiplied by 185/365 to reflect the one-half year period shown.
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

SEMI-ANNUAL REPORT

DECEMBER 31, 2008

19

Disclosure of Expenses (concluded)

BlackRock New York Municipal Bond Fund (Including Interest Expense and Fees)

		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	July 1, 2008	December 31, 2008	During the Period[1]	July 1, 2008	December 31, 2008	During the Period
Institutional	$1,000	$901.10	$3.61	$1,000	$1,021.50	$3.84
Investor A	$1,000	$900.00	$4.91	$1,000	$1,020.13	$5.22
Investor A1	$1,000	$900.70	$4.19	$1,000	$1,020.89	$4.46
Investor B	$1,000	$899.70	$6.16	$1,000	$1,018.81	$6.55
Investor C	$1,000	$897.50	$8.42	$1,000	$1,016.43	$8.94
Investor C1	$1,000	$898.40	$6.54	$1,000	$1,018.41	$6.96

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.75% for Institutional, 1.02% for Investor A, 0.87% for Investor A1, 1.28%
for Investor B, 1.75% for Investor C and 1.36% for Investor C1), multiplied by the average account value over the period, multiplied by 185/365 to reflect the one-half year period shown.
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

BlackRock New York Municipal Bond Fund (Excluding Interest Expense and Fees)

		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	July 1, 2008	December 31, 2008	During the Period[1]	July 1, 2008	December 31, 2008	During the Period
Institutional	$1,000	$901.10	$3.52	$1,000	$1,021.60	$3.74
Investor A	$1,000	$900.00	$4.82	$1,000	$1,020.23	$5.12
Investor A1	$1,000	$900.70	$4.09	$1,000	$1,020.99	$4.35
Investor B	$1,000	$899.70	$6.07	$1,000	$1,018.91	$6.45
Investor C	$1,000	$897.50	$8.32	$1,000	$1,016.53	$8.84
Investor C1	$1,000	$898.40	$6.45	$1,000	$1,018.51	$6.85

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.73% for Institutional, 1.00% for Investor A, 0.85% for Investor A1, 1.26%
for Investor B, 1.73% for Investor C and 1.34% for Investor C1), multiplied by the average account value over the period, multiplied by 185/365 to reflect the one-half year period shown.
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

20 SEMI-ANNUAL REPORT

DECEMBER 31, 2008

Schedule of Investments December 31, 2008 (Unaudited)				BlackRock Short-Term Municipal Fund
				(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Arizona — 1.8%			Illinois — 1.5%
Yavapai County, Arizona, IDA, Solid Waste Disposal			Illinois Educational Facilities Authority, Revenue
Revenue Bonds (Waste Management Inc.			Refunding Bonds (University of Chicago),
Project), AMT, 4%, 6/01/27 (a)	$ 7,000	$ 6,582,100	Series A, 5.25%, 7/01/11 (d)	$ 5,000	$ 5,488,350
California — 1.5%			Indiana — 1.7%
San Francisco, California, City and County, GO,			Indiana Bond Bank Revenue Bonds (State Revolving
Refunding, Series R1, 5%, 6/15/11	5,000	5,335,800	Fund), Series B, 5.30%, 8/01/10 (d)	4,750	5,095,847
Colorado — 1.9%			Indiana Health Facilities Financing Authority Revenue
Denver, Colorado, City and County Airport, Revenue			Bonds (Ascension Health Credit Group), Series A3,
Refunding Bonds, AMT, Sub-Series A1, 5%, 11/15/09	7,000	7,023,310	5%, 11/01/27 (a)	1,000	1,031,980
Connecticut — 1.0%					6,127,827
Connecticut State, GO, Refunding:			Maryland — 3.4%
5%, 3/15/11	1,445	1,541,078	Maryland State, GO, Second Series:
Series G, 5%, 3/15/10 (b)	2,000	2,092,580	(State and Local Facilities Loan), 5%, 8/01/10	7,770	8,196,573
		3,633,658	(State and Local Facilities Loan of 2008),
			5%, 7/15/11	3,815	4,105,856
Delaware — 2.9%
Delaware State, GO, Refunding, 5%, 3/01/11	10,000	10,673,900			12,302,429
District of Columbia — 1.3%			Massachusetts — 3.7%
Metropolitan Washington Airports Authority, D.C., Airport			Massachusetts State Health and Educational Facilities
System Revenue Refunding Bonds, AMT, Series A,			Authority, Revenue Refunding Bonds (Partners
5%, 10/01/10 (c)	4,665	4,703,766	Healthcare System), Series C, 5.75%, 7/01/11 (d)	7,600	8,401,344
			Route 3 North Transit Improvement Association,
Florida — 7.4%			Massachusetts, Lease Revenue Bonds,
Florida Hurricane Catastrophe Fund Financing			5.625%, 6/15/10 (b)(d)	4,640	4,930,139
Corporation Revenue Bonds, Series A, 5%, 7/01/10	7,000	7,135,940
Florida State Turnpike Authority, Turnpike					13,331,483
Revenue Refunding Bonds, Series A,			Michigan — 2.7%
5%, 7/01/10	3,000	3,135,540	Detroit, Michigan, Water Supply System Revenue Bonds,
Miami-Dade County, Florida, Educational Facilities			Second Lien, Series B, 5.50%, 7/01/11 (d)(e)	5,000	5,518,850
Authority Revenue Bonds (University of Miami),			Michigan State Trunk Line Fund, Revenue Refunding
Series A, 5.75%, 4/01/10 (c)(d)	2,020	2,153,542	Bonds, Series B, 5%, 9/01/10 (f)	4,120	4,319,284
Orange County, Florida, Tourist Development, Tax					9,838,134
Revenue Bonds, 5.50%, 10/01/09 (c)(d)	14,195	14,680,611
			Minnesota — 1.8%
		27,105,633	Minneapolis and Saint Paul, Minnesota, Metropolitan
Georgia — 1.9%			Airports Commission, Airport Revenue Bonds, AMT,
Burke County, Georgia, Development Authority, PCR			Series B, 5.50%, 1/01/10 (b)(e)	2,620	2,629,851
(Georgia Power Company Vogtle Project), 5th Series,			Minnesota State, GO, 5%, 8/01/11	3,675	3,954,079
4.375%, 10/01/32 (a)	4,000	3,982,240			6,583,930
Burke County, Georgia, Development Authority, PCR,
Refunding (Georgia Power Company Vogtle Project),			Missouri — 1.1%
5.05%, 11/01/48 (a)	3,000	2,983,500	Missouri State Health and Educational Facilities
			Authority, Revenue Refunding Bonds (Ascension
		6,965,740	Health), VRDN, Series C-5, 3.50%, 11/15/09 (a)(g)	3,780	3,850,875

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the		DRIVERS	Derivative Inverse Tax-Exempt Receipts	IDB	Industrial Development Board
Schedules of Investments, the names of many of the		EDA	Economic Development Authority	IDR	Industrial Development Revenue Bonds
securities have been abbreviated according to the list		EDR	Economic Development Revenue Bonds	M/F	Multi-Family
below and on the right.		GO	General Obligation Bonds	PCR	Pollution Control Revenue Bonds
		HDA	Housing Development Agency	PILOT	Payment in Lieu of Taxes
AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency	S/F	Single-Family
CABS	Capital Appreciation Bonds	IDA	Industrial Development Authority	VRDN	Variable Rate Demand Notes
COP	Certificates of Participation

See Notes to Financial Statements. SEMI-ANNUAL REPORT DECEMBER 31, 2008 21

Schedule of Investments (continued)			BlackRock Short-Term Municipal Fund
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Nebraska — 0.6%			Oregon — 0.5%
Central Plains Energy Project, Nebraska, Revenue			Oregon State Department of Administrative Services,
Bonds (Gas Project Number 1), VRDN,			COP, Refunding, Series A, 5%, 5/01/11 (f)	$ 1,725	$ 1,828,017
1.786%, 12/01/10 (b)(c)	$ 2,500	$ 2,300,000	Pennsylvania — 5.7%
Nevada — 0.8%			Bethlehem, Pennsylvania, Area School District, GO,
Truckee Meadows, Nevada, Water Authority, Water			Refunding, Series A, 5%, 9/01/10 (b)	4,000	4,154,040
Revenue Bonds, Series A, 5.125%, 7/01/11 (d)(f)	2,590	2,810,202	Buck County, Pennsylvania, IDA, Solid Waste Revenue
New Jersey — 5.2%			Bonds (Waste Management, Inc. Project), VRDN, AMT,
New Jersey Building Authority, State Building Revenue			3.90%, 2/01/10 (a)(g)	2,670	2,554,175
Refunding Bonds, Series B, 5.25%, 12/15/10 (b)	4,790	5,061,210	Pennsylvania State, GO, Refunding, Third Series,
New Jersey State Transportation Trust Fund Authority,			5%, 7/01/09	5,000	5,105,600
Transportation System Revenue Bonds, Series A,			Pennsylvania State Higher Educational Facilities
5.75%, 6/15/11 (c)	3,000	3,305,250	Authority Revenue Bonds, Series AH, 4%, 6/15/11	3,650	3,798,373
New Jersey State Turnpike Authority, Turnpike Revenue			University of Pittsburgh, Pennsylvania, The Commonwealth
Refunding Bonds, Series A (b)(d):			System of Higher Education, Revenue Refunding Bonds
5.50%, 1/01/10	5,000	5,235,150	(Pittsburgh Asset Notes-Panthers), 5%, 8/01/10	5,000	5,236,950
5.75%, 1/01/10	5,000	5,247,550			20,849,138
		18,849,160	Rhode Island — 0.3%
New York — 7.6%			Rhode Island State and Providence Plantations, GO,
Metropolitan Transportation Authority, New York,			Refunding (Consolidated Capital Development Loan),
Dedicated Tax Fund Revenue Bonds, Series A,			5%, 7/15/11	1,000	1,065,670
5.875%, 4/01/10 (d)(e)	5,000	5,299,350	South Carolina — 0.6%
Metropolitan Transportation Authority, New York,			Hilton Head Island, South Carolina, Public Facility
Transportation Revenue Bonds, VRDN, Series B,			Corporation, COP (Beach Preservation Fee Pledge),
5%, 11/15/11 (a)(g)	4,000	4,064,200	5%, 8/01/09 (b)	2,240	2,292,842
New York City, New York, GO, Refunding, Series B,			Tennessee — 1.1%
5.25%, 8/01/11	4,000	4,218,560	Tennessee Energy Acquisition Corporation, Gas Revenue
New York State Dormitory Authority Revenue			Bonds, Series A, 5%, 9/01/09	4,000	3,918,680
Refunding Bonds, Series B, 5.25%, 11/15/23	6,000	6,082,440
New York State Urban Development Corporation,			Texas — 18.5%
Personal Income Tax Revenue Bonds, Series C,			Austin, Texas, Independent School District, GO,
5%, 3/15/10	7,705	8,043,250	Refunding, 5.25%, 8/01/09	3,980	4,084,754
			Dallas, Texas, GO, 5%, 2/15/12	4,775	5,176,625
		27,707,800	Harris County, Texas, Health Facilities Development
North Carolina — 1.2%			Corporation, Revenue Refunding Bonds (Saint Luke’s
Mecklenburg County, North Carolina, GO, Series B,			Episcopal Hospital), Series A, 5.375%, 8/15/11 (d)	5,500	5,963,815
4%, 2/01/10	3,000	3,099,900	Harris County, Texas, Toll Road Revenue Refunding
North Carolina, HFA, M/F Housing Revenue Bonds			Bonds, Series B-2, 5%, 8/15/21 (a)(b)(d)	5,000	5,093,800
(Cedar Hills Apartments LLC), VRDN, AMT,			Houston, Texas, Airport System Revenue Refunding
3.70%, 1/01/38 (a)(g)	1,240	1,236,875	Bonds, Sub-Lien, Series B, 5.50%, 7/01/10 (d)(f)	5,500	5,825,930
		4,336,775	Matagorda County, Texas, Navigation District Number 1,
			PCR, Refunding (AEP Texas Central Company
Ohio — 4.8%			Project), VRDN, 5.125%, 6/01/11 (a)(g)	5,000	4,962,550
Ohio State, Common Schools, GO, Series A,			Montgomery County, Texas, Unlimited Tax Adjustable
5%, 3/15/11	3,875	4,123,969	Rate Road, GO, Series B, 5%, 3/01/28 (f)	5,000	5,000,200
Ohio State, Highway Capital Improvements, GO,			North Texas Tollway Authority, System Revenue
Series I, 5%, 5/01/10	5,000	5,237,600	Refunding Bonds, First Tier, VRDN, Series E-1,
Ohio State Water Development Authority, Pollution			5%, 1/01/10 (a)(g)	7,000	7,031,850
Control Facilities, Revenue Refunding Bonds			Plano, Texas, Independent School District, GO,
(FirstEnergy Nuclear Generation), VRDN, Series B,			Refunding, 5%, 2/15/11	5,000	5,310,050
3.375%, 10/01/33 (a)(g)	8,000	8,000,000	San Antonio, Texas, Electric and Gas Revenue Bonds,
		17,361,569	Junior Lien, VRDN, 3.625%, 12/01/27 (f)(g)	5,000	5,043,000
Oklahoma — 1.2%			Spring, Texas, Independent School District, GO,
Oklahoma Transportation Authority, Turnpike System			Series A, 5%, 8/15/29 (a)(f)	4,000	4,047,480
Revenue Refunding Bonds, Second Senior Series A,			Tarrant County, Texas, Cultural Education Facilities
5%, 1/01/10 (c)	4,160	4,330,269	Financing Corporation, Revenue Refunding Bonds
			(Texas Health Resources), Series A, 5%, 2/15/11	4,275	4,412,399
			University of Texas, Financing System Revenue
			Refunding Bonds, Series B, 5%, 8/15/10	5,000	5,262,650
					67,215,103

See Notes to Financial Statements. 22 SEMI-ANNUAL REPORT DECEMBER 31, 2008

Schedule of Investments (concluded) BlackRock Short-Term Municipal Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Utah — 1.4%
Intermountain Power Agency, Utah, Power
Supply Revenue Bonds, VRDN, Series E,
3%, 7/01/14 (a)(g)	$ 5,000	$ 4,997,250
Virginia — 1.3%
Virginia State Public Building Authority, Public
Facilities Revenue Bonds, Series C, 5%, 8/01/10	4,380	4,610,388
Washington — 6.4%
Energy Northwest, Washington, Electric Revenue
Refunding Bonds (Columbia Generating Station),
Series A, 5.25%, 7/01/09 (c)	9,940	10,153,710
Tacoma, Washington, Electric System Revenue
Refunding Bonds, Series A, 5.625%, 1/01/11 (d)(f)	2,900	3,161,174
Washington State, GO, Refunding, Series R-A,
5%, 1/01/11 (e)	9,260	9,788,839
		23,103,723
Wisconsin — 2.0%
Wisconsin Public Power Inc., Power Supply System,
Revenue Refunding Bonds, Series A,
5.25%, 7/01/10 (b)	7,070	7,357,890
Total Long-Term Investments
(Cost — $341,027,891) — 94.8%		344,481,411

Short-Term Securities	Shares
Merrill Lynch Institutional Tax-Exempt Fund,
1.18% (i)(j)	35,331,546	35,331,546
Total Short-Term Securities
(Cost — $35,331,546) — 9.7%		35,331,546
Total Investments (Cost — $376,359,437*) — 104.5%		379,812,957
Liabilities in Excess of Other Assets — (4.5)%		(16,183,803)
Net Assets — 100.0%		$ 363,629,154

* The cost and unrealized appreciation (depreciation) of investments as of
December 31, 2008, as computed for federal income tax purposes, were as follows:
Aggregate cost		$ 376,359,437
Gross unrealized appreciation		$ 4,873,797
Gross unrealized depreciation		(1,420,277)
Net unrealized appreciation		$ 3,453,520
(a) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(b) MBIA Insured.
(c) AMBAC Insured.
(d) US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e) FGIC Insured.
(f) FSA Insured.
(g) Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security.

(h) Security is collateralized by municipal or U.S. Treasury obligations.
(i) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
Net
Affiliate	Activity	Income

Merrill Lynch Institutional Tax-Exempt Fund	26,119,492	$176,124

(j) Represents the current yield as of report date.

• Effective July 1, 2008, the Fund adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value
Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical securities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indi-
cation of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Fund’s investments:

Valuation		Investments in
Inputs		Securities
Assets
Level 1		$ 35,331,546
Level 2		344,481,411
Level 3		—
Total		$ 379,812,957

See Notes to Financial Statements. SEMI-ANNUAL REPORT DECEMBER 31, 2008 23

Schedule of Investments December 31, 2008 (Unaudited)				BlackRock Municipal Insured Fund
				(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value
Alabama — 2.2%			California (concluded)
Lauderdale County and Florence, Alabama, Health			San Jose, California, Airport Revenue Refunding
Care Authority Revenue Refunding Bonds			Bonds, AMT, Series A, 5.50%, 3/01/32 (f)	$ 6,500	$ 5,188,755
(Coffee Health Group), Series A, 6%, 7/01/29 (a)	$10,000	$ 8,225,900	San Jose, California, GO (Libraries, Parks and Public
University of Alabama, University Revenue Bonds			Safety Projects), 5%, 9/01/30 (a)	3,700	3,557,735
(Birmingham), 6%, 10/01/09 (b)(c)	7,000	7,267,750	San Jose, California, Unified School District, Santa
		15,493,650	Clara County, GO (Election of 2002), Series B,
			5%, 8/01/29 (a)(b)	3,650	3,465,420
California — 16.0%			Tahoe Truckee, California, Unified School District, GO
Antelope Valley, California, Community College District,			(School Facilities Improvement District Number 2),
GO (Election of 2004), Series B, 5.25%, 8/01/39 (a)	1,050	1,003,537	Series A, 5.25%, 8/01/29 (a)	2,635	2,480,088
Arcadia, California, Unified School District,			Washington, California, Unified School District,
GO (Election of 2006), CABS, Series A,			COP (New High School Project),
4.96%, 8/01/39 (d)(e)	2,800	387,044	5.125%, 8/01/37 (f)	10,000	7,460,700
Cabrillo, California, Community College District, GO
(Election of 2004), Series B, 5.189%, 8/01/37 (a)(e)	4,100	639,723			113,247,486
California State Department of Veteran Affairs, Home			Colorado — 3.0%
Purchase Revenue Refunding Bonds, Series A,			Aurora, Colorado, COP, 6%, 12/01/10 (c)(f)	19,250	20,915,895
5.35%, 12/01/27 (f)	2,075	2,005,446	Florida — 4.1%
Coast Community College District, California, GO,			Duval County, Florida, School Board, COP (Master
Refunding (Election of 2002), Series C (d):			Lease Program), 5%, 7/01/33 (d)	3,800	3,432,540
5.499%, 8/01/13 (g)	6,475	4,732,837	Hillsborough County, Florida, Aviation Authority Revenue
5.395%, 8/01/36 (e)	5,800	1,036,866	Bonds, AMT, Series A, 5.375%, 10/01/33 (i)	5,000	3,909,200
Corona-Norco, California, Unified School District, GO			Miami, Florida, Special Obligation Revenue Bonds
(Election of 2006), Series A, 5%, 8/01/31 (d)	2,000	1,896,240	(Street and Sidewalk Improvement Program),
Fresno, California, Unified School District, GO			5%, 1/01/37 (a)	1,350	1,179,509
(Election of 2001):			Miami-Dade County, Florida, Aviation Revenue
Series D, 5%, 8/01/27 (a)	5,170	4,780,544	Refunding Bonds (Miami International Airport),
Series E, 5%, 8/01/30 (d)	1,500	1,431,360	AMT (i):
Hesperia, California, Public Financing Authority Revenue			5%, 10/01/40 (h)	9,980	6,866,739
Bonds (Redevelopment and Housing Projects),			Series A, 5.50%, 10/01/26	7,000	5,738,460
Series A, 5.50%, 9/01/27 (h)	10,000	8,570,000	Series A, 5.50%, 10/01/27	5,495	4,454,192
Los Angeles, California, Municipal Improvement			Miami-Dade County, Florida, School Board, COP,
Corporation, Lease Revenue Bonds, Series B1,			Refunding, Series B, 5.25%, 5/01/31 (i)	2,500	2,322,925
4.75%, 8/01/37 (a)(b)	12,300	10,137,537	West Coast Regional Water Supply Authority,
Modesto, California, Schools Infrastructure Financing			Florida, Capital Improvement Revenue Bonds,
Agency, Special Tax Bonds, 5.50%, 9/01/36 (f)	8,965	6,236,592	10.40%, 10/01/10 (c)(f)	850	936,794
Mount Diablo, California, Unified School District, GO
(Election of 2002), 5%, 7/01/27 (a)(b)	12,040	11,136,037			28,840,359
Orange County, California, Sanitation District, COP,			Georgia — 5.1%
Series B, 5%, 2/01/31 (d)	1,380	1,292,329	Atlanta, Georgia, Water and Wastewater Revenue
Palm Springs, California, Financing Authority, Lease			Bonds, 5%, 11/01/34 (d)	4,000	3,530,160
Revenue Refunding Bonds (Convention Center			Georgia Municipal Electric Authority, Power Revenue
Project), Series A, 5.50%, 11/01/35 (a)	6,190	4,934,544	Refunding Bonds (f):
Ramona, California, Unified School District, Convertible			Series EE, 7%, 1/01/25	20,000	22,570,000
Capital Appreciation Refunding Bonds, COP,			Series Y, 6.40%, 1/01/11 (c)	90	98,601
5.081%, 5/01/32 (a)(b)(g)	10,500	8,256,990	Series Y, 6.40%, 1/01/13	8,420	9,084,759
Rialto, California, Unified School District, GO, Series A,			Series Y, 6.40%, 1/01/13 (j)	490	543,939
6.239%, 6/01/25 (a)(b)(e)	11,685	4,234,177			35,827,459
Riverside, California, Water Revenue Bonds, Series B,
5%, 10/01/38 (d)	2,000	1,865,260	Illinois — 3.7%
Roseville, California, Joint Union High School District,			Chicago, Illinois, O'Hare International Airport, General
GO (Election of 2004), Series A, 5%, 8/01/29 (a)(b)	5,000	4,735,250	Airport Revenue Bonds, Third Lien, AMT, Series B-2,
Sacramento, California, Unified School District, GO			6%, 1/01/27 (a)	17,690	15,438,240
(Election of 1999), Series B, 5%, 7/01/26 (a)(b)	5,075	4,936,554	Chicago, Illinois, Wastewater Transmission Revenue
San Diego, California, Community College District, GO			Bonds, Series A, 5.50%, 1/01/38 (k)	3,000	3,019,050
(Election of 2002), 5%, 5/01/30 (d)	2,685	2,582,621	Chicago, Illinois, Water Revenue Refunding Bonds,
San Diego County, California, Water Authority, Water			Second Lien, 5.25%, 11/01/33 (d)	5,000	4,831,400
Revenue Refunding Bonds, COP, Series A,			Illinois State Toll Highway Authority Revenue Bonds,
5%, 5/01/33 (d)	4,500	4,263,300	Series B, 5.50%, 1/01/33	3,125	3,088,094
					26,376,784

See Notes to Financial Statements. 24 SEMI-ANNUAL REPORT DECEMBER 31, 2008

Schedule of Investments (continued)			BlackRock Municipal Insured Fund
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Kansas — 0.6%			Nevada — 0.2%
Manhattan, Kansas, Hospital Revenue Bonds			Clark County, Nevada, IDR (Southwest Gas Corporation
(Mercy Health Center), 5.50%, 8/15/20 (d)	$ 4,145	$ 4,040,256	Project), AMT (b):
Louisiana — 0.2%			Series A, 4.75%, 9/01/36	$ 25	$ 12,888
Rapides Financing Authority, Louisiana, Revenue Bonds			Series D, 5.25%, 3/01/38 (a)	2,200	1,237,588
(Cleco Power LLC Project), AMT, 4.70%, 11/01/36 (f)	2,800	1,595,412			1,250,476
Maryland — 1.5%			New Jersey — 8.4%
Baltimore, Maryland, Convention Center Hotel Revenue			Cape May County, New Jersey, Industrial Pollution Control
Bonds, Senior Series A, 5.25%, 9/01/39 (h)(k)	6,100	5,999,045	Financing Authority, Revenue Refunding Bonds
Maryland State Health and Higher Educational Facilities			(Atlantic City Electric Company Project), Series A,
Authority Revenue Bonds (University of Maryland			6.80%, 3/01/21 (a)	6,810	7,635,372
Medical System), Series B, 7%, 7/01/22 (a)(b)	4,400	4,510,748	Garden State Preservation Trust of New Jersey, Open
		10,509,793	Space and Farmland Preservation Revenue Bonds,
			Series A (d):
Massachusetts — 2.5%			5.80%, 11/01/21	3,125	3,402,812
Massachusetts State, HFA, Rental Housing Mortgage			5.80%, 11/01/22	8,310	8,924,441
Revenue Bonds, AMT, Series C, 5.60%, 1/01/45 (d)	4,000	3,267,200	5.80%, 11/01/23	4,340	4,639,069
Massachusetts State, HFA, S/F Housing Revenue			New Jersey EDA, Motor Vehicle Surcharge Revenue
Bonds, AMT, Series 128 (d):			Bonds, Series A, 5.25%, 7/01/33 (a)	28,000	26,774,160
4.80%, 12/01/27	2,845	2,237,137	New Jersey State Housing and Mortgage
4.875%, 12/01/38	6,955	5,112,829	Finance Agency Revenue Bonds, Series AA,
Massachusetts State School Building Authority,			6.375%, 10/01/28	2,000	2,033,860
Dedicated Sales Tax Revenue Bonds, Series A,			New Jersey State Transportation Trust Fund Authority,
5%, 8/15/30 (d)	7,000	6,836,830	Transportation System Revenue Bonds:
		17,453,996	Series A, 5.875%, 12/15/38	3,700	3,719,240
Michigan — 2.7%			Series D, 5%, 6/15/19 (d)	2,000	2,080,320
Detroit, Michigan, Sewage Disposal System, Second					59,209,274
Lien Revenue Bonds, Series B, 5%, 7/01/36 (a)(b)	5,000	4,201,250	New Mexico — 0.7%
Detroit, Michigan, Sewage Disposal System, Second			New Mexico Finance Authority, Senior Lien State
Lien Revenue Refunding Bonds, Series E,			Transportation Revenue Bonds, Series A,
5.75%, 7/01/31 (b)(k)	4,000	4,040,800	5.125%, 6/15/18 (a)	5,000	5,308,150
Detroit, Michigan, Water Supply System Revenue Bonds,
Senior Lien, Series A, 5%, 7/01/30 (a)(b)	1,500	1,350,225	New York — 10.4%
Michigan State Strategic Fund, Limited Obligation			New York City, New York, City Municipal Water Finance
Revenue Refunding Bonds (Detroit Edison Company			Authority, Water and Sewer System Revenue Bonds,
Pollution Control Project), AMT, Series A,			Series A, 5.75%, 6/15/40	700	715,750
5.50%, 6/01/30 (h)	11,845	9,423,053	New York City, New York, GO, Series C,
			5.625%, 3/15/18 (h)	5	5,337
		19,015,328	New York City, New York, Sales Tax Asset Receivable
Minnesota — 2.1%			Corporation Revenue Bonds:
Delano, Minnesota, Independent School District			DRIVERS, Series 1133Z, 5.25%, 10/15/12	2	2,547
Number 879, GO, Series A, 5.875%, 2/01/25 (d)	5,860	6,281,158	Series A, 5%, 10/15/20 (a)	12,555	13,072,140
Sauk Rapids, Minnesota, Independent School District			Series A, 5%, 10/15/32 (f)	15,650	15,018,053
Number 047, GO, Series A (a):			New York State Thruway Authority, General Revenue
5.65%, 2/01/20	3,735	3,986,440	Refunding Bonds, Series G, 5%, 1/01/32 (d)	16,830	15,822,893
5.70%, 2/01/21	4,440	4,743,385	New York State Urban Development Corporation,
		15,010,983	Personal Income Tax Revenue Bonds (State
			Facilities), Series A-1, 5.25%, 3/15/34 (a)(b)	9,900	9,689,229
Mississippi — 1.8%			Niagara Falls, New York, GO, Public Improvement,
Harrison County, Mississippi, Wastewater Management			6.90%, 3/01/24 (a)	5	4,872
District, Revenue Refunding Bonds (Wastewater			Tobacco Settlement Financing Corporation of New York
Treatment Facilities), Series A, 8.50%, 2/01/13 (b)(j)	1,320	1,646,251	Revenue Bonds, Series A-1, 5.25%, 6/01/22 (f)	20,400	19,308,192
Mississippi Hospital Equipment and Facilities Authority
Revenue Bonds (Forrest County General Hospital					73,639,013
Project), 6%, 1/01/11 (c)(d)	10,000	10,934,500	North Carolina — 0.4%
		12,580,751	North Carolina HFA, Home Ownership Revenue Bonds,
			AMT, Series 14-A, 5.35%, 1/01/22 (f)	2,880	2,632,925
			North Dakota — 0.3%
			North Dakota State, HFA, Revenue Bonds (Housing
			Finance Program), Series C, 5.30%, 7/01/22 (f)	2,355	2,230,373

See Notes to Financial Statements. SEMI-ANNUAL REPORT DECEMBER 31, 2008 25

Schedule of Investments (continued)			BlackRock Municipal Insured Fund
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Oklahoma — 0.3%			Utah — 1.7%
Tulsa County, Oklahoma, Home Finance Authority,			Utah Transit Authority, Sales Tax Revenue Bonds,
S/F Mortgage Revenue Refunding Bonds, AMT,			Series A, 5%, 6/15/36 (d)	$ 4,000	$ 3,849,720
Series C, 5.25%, 12/01/38 (m)	$ 3,205	$ 2,394,616	Utah Transit Authority, Sales Tax Revenue Refunding
Oregon — 2.0%			Bonds, Sub-Series A, 5.291%, 6/15/36 (a)(e)	11,930	1,953,657
Oregon State Department of Administrative Services,			Utah Water Finance Agency Revenue Bonds (Pooled
COP, Series A, 6.25%, 5/01/10 (c)(f)	8,700	9,332,229	Loan Financing Program), Series A (f):
Port of Portland, Oregon, Airport Revenue Refunding			5.75%, 10/01/15	2,515	2,613,437
Bonds (Portland International Airport), AMT,			6%, 10/01/20	3,770	3,862,252
Series 7-B, 7.10%, 1/01/12 (a)(c)	3,865	4,421,367			12,279,066
		13,753,596	Vermont — 0.2%
Pennsylvania — 1.9%			Vermont HFA, Revenue Refunding Bonds, AMT,
Philadelphia, Pennsylvania, Gas Works Revenue Bonds,			Series C, 5.50%, 11/01/38 (d)	1,300	1,061,203
12th Series B, 7%, 5/15/20 (a)(j)	5,260	6,451,600	Washington — 0.7%
Philadelphia, Pennsylvania, Redevelopment Authority			Chelan County, Washington, Public Utility District
Revenue Bonds (Neighborhood Transformation),			Number 001, Consolidated Revenue Bonds (Chelan
Series A, 5.50%, 4/15/20 (a)(b)	4,420	4,273,919	Hydro System), AMT, Series A, 5.45%, 7/01/37 (f)	6,485	4,923,736
Philadelphia, Pennsylvania, School District, GO, Series E,			Wisconsin — 1.4%
6%, 9/01/38	2,300	2,331,763	Superior, Wisconsin, Limited Obligation Revenue
		13,057,282	Refunding Bonds (Midwest Energy Resources),
Rhode Island — 1.0%			Series E, 6.90%, 8/01/21 (a)(b)	9,000	10,479,420
Rhode Island State Economic Development Corporation,			Total Municipal Bonds — 85.1%		601,399,874
Airport Revenue Bonds, Series B, 6%, 7/01/10 (b)(c)	6,815	7,307,316
South Carolina — 0.3%
South Carolina State Public Service Authority, Revenue			Municipal Bonds Transferred to
Refunding Bonds, Series A, 5.50%, 1/01/38	2,300	2,303,496	Tender Option Bond Trusts (n)
Texas — 9.7%			California — 3.7%
Dallas-Fort Worth, Texas, International Airport Revenue			Sequoia, California, Unified High School District, GO,
Bonds, AMT, Series A (a):			Refunding, Series B, 5.50%, 7/01/35 (d)	10,055	10,110,175
6%, 11/01/28 (b)	25,950	22,464,655	Tustin, California, Unified School District, Senior Lien
5.50%, 11/01/33	5,000	3,894,200	Special Tax Bonds (Community Facilities District
Houston, Texas, Water Conveyance System Contract,			Number 97-1), Series A (d):
COP, Series J, 6.25%, 12/15/13 (f)	3,500	3,714,725	5%, 9/01/32	7,980	7,355,725
Lewisville, Texas, Independent School District, Capital			5%, 9/01/38	9,330	8,412,021
Appreciation and School Building, GO, Refunding,					25,877,921
4.67%, 8/15/24 (a)(b)(e)	8,110	3,171,091
Mansfield, Texas, Independent School District, GO,			District of Columbia — 1.0%
5%, 2/15/33	3,000	2,946,210	Metropolitan Washington Airports Authority, D.C.,
North Texas Tollway Authority, System Revenue			Airport Authority Revenue Bonds, AMT, Series B,
Refunding Bonds:			5%, 10/01/36 (b)(d)	10,000	7,322,842
CABS, First Tier, Series I, 6.20%, 1/01/15 (g)(i)	10,000	6,190,100	Florida — 2.6%
First Tier, 5.75%, 1/01/40 (a)	7,700	7,048,195	Broward County Florida School Board Certificates
First Tier, Series A, 6%, 1/01/25	1,000	977,900	Partnership, COP, Series A, 5.25%, 7/01/33 (d)	10,000	9,359,700
First Tier, Series A, 5.625%, 1/01/33 (f)	2,140	1,969,891	Tallahassee, Florida, Energy System Revenue Bonds,
First Tier, Series B, 5.75%, 1/01/40 (a)	9,870	9,034,505	5%, 10/01/37 (a)	10,000	9,146,700
Texas State Department of Housing and Community					18,506,400
Affairs, S/F Mortgage Revenue Bonds, AMT,
Series A (a)(l)(m):			Massachusetts — 2.1%
5.45%, 9/01/23	2,060	1,867,575	Massachusetts State School Building Authority,
5.50%, 3/01/26	2,645	2,341,063	Dedicated Sales Tax Revenue Bonds, Series A,
Texas State, Water Financial Assistance, GO,			5%, 8/15/30 (d)	15,000	14,650,350
5.75%, 8/01/31	3,000	3,041,670	New Jersey — 1.9%
		68,661,780	New Jersey State Turnpike Authority, Turnpike Revenue
			Bonds, Series C, 5%, 1/01/30 (d)	13,500	13,242,015

See Notes to Financial Statements. 26 SEMI-ANNUAL REPORT DECEMBER 31, 2008

Schedule of Investments (concluded) BlackRock Municipal Insured Fund (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (n)	(000)	Value
New York — 2.3%
New York City, New York, Sales Tax Asset Receivable
Corporation Revenue Bonds, Series A,
5.25%, 10/15/27 (f)	$13,925	$ 14,055,199
New York State Dormitory Authority Personal
Income Tax Revenue Bonds, Education Series B,
5.75%, 3/15/36	2,010	2,062,863
		16,118,062
Texas — 1.4%
Cypress-Fairbanks, Texas, Independent School District,
GO, 5%, 02/15/32	10,000	9,851,200
Washington — 1.4%
Washington State, GO, Series D, 5%, 1/01/28 (d)	10,000	9,963,600
Total Municipal Bonds Transferred to Tender Option
Bond Trusts — 16.4%		115,532,390

Mutual Funds	Shares
BlackRock Insured Municipal Term Trust, Inc. (o)	204,800	2,080,768
Total Mutual Funds — 0.3%		2,080,768
Total Long-Term Investments
(Cost — $773,488,713) — 101.8%		719,013,032

Short-Term Securities
Merrill Lynch Institutional Tax-Exempt Fund,
1.18% (o)(p)	20,043,986	20,043,986
Total Short-Term Securities
(Cost — $20,043,986) — 2.8%		20,043,986
Total Investments (Cost — $793,532,699*) — 104.6%		739,057,018
Other Assets Less Liabilities — 3.9%		27,760,280
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (8.5)%		(60,352,140)
Net Assets — 100.0%	$ 706,465,158

* The cost and unrealized appreciation (depreciation) of investments as of
December 31, 2008, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 735,310,519
Gross unrealized appreciation	$ 13,784,065
Gross unrealized depreciation		(69,775,063)
Net unrealized depreciation	$ (55,990,998)

(a) MBIA Insured.
(b) FGIC Insured.
(c)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d) FSA Insured.
(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(f) AMBAC Insured.
(g)	Represents a step bond. Rate shown reflects the current yield as of report date.

(h)	XL Capital Insured.
(i)	Assured Guaranty Insured.
(j)	Security is collateralized by Municipal or US Treasury Obligations.
(k)	BHAC Insured.
(l)	FNMA Collateralized.
(m) GNMA Collateralized.
(n)	Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial
Statements for details of municipal bonds transferred to tender option bond trusts.
(o)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

		Net Purchase	Sales	Realized
	Affiliate	Cost	Cost	Loss	Income
BlackRock California
Insured Municipal
	2008 Term Trust, Inc.	—	$ (5,033,709)	$ (620,439) $199,086
BlackRock Insured
Municipal 2008
	Term Trust, Inc.	—	$(13,942,110)	$(2,008,785) $439,830
BlackRock Insured
Municipal Term
	Trust, Inc.	—	—	—	$ 44,187
Merrill Lynch Institutional
	Tax-Exempt Fund	$11,396,378	—	—	$246,454

(p)	Represents the current yield as of report date.

• Effective July 1, 2008, the Fund adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value
Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical securities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indi-
cation of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Fund’s investments:

	Valuation			Investments in
	Inputs				Securities
Assets
	Level 1			$ 22,124,754
	Level 2				716,932,264
	Level 3				—
	Total			$ 739,057,018

See Notes to Financial Statements. SEMI-ANNUAL REPORT DECEMBER 31, 2008 27

Schedule of Investments December 31, 2008 (Unaudited)				BlackRock National Municipal Fund
				(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Alabama — 0.7%			Arkansas — 0.1%
Alabama Incentives Financing Authority, Special			Arkansas State Student Loan Authority Revenue
Obligation Revenue Refunding Bonds, Series A,			Bonds, AMT, Sub-Series B, 7.25%, 6/01/09	$ 250	$ 254,965
6%, 10/01/29 (a)	$ 3,820	$ 3,855,144	Jonesboro, Arkansas, Residential Housing and Health
Jefferson County, Alabama, Public Building Authority,			Care Facilities Board, Hospital Revenue Refunding
Lease Revenue Bonds, 5.125%, 4/01/21 (a)	3,525	2,327,699	Bonds (Saint Bernards Regional Medical Center),
Mobile, Alabama, Industrial Development Board,			Series B, 5.90%, 7/01/16 (a)	120	120,083
Environmental Improvement Revenue Refunding			Pine Bluff, Arkansas, Environmental Improvement
Bonds (International Paper Company Project), AMT,			Revenue Refunding Bonds (International Paper
Series A, 6.35%, 5/15/16	500	411,310	Company Project), AMT, Series A, 6.70%, 8/01/20	500	374,945
Selma, Alabama, IDB, Environmental Improvement			University of Central Arkansas, Housing System
Revenue Refunding Bonds (International Paper			Revenue Bonds, 6.50%, 1/01/10 (g)(i)	250	268,730
Company Project), AMT, Series A, 6.70%, 2/01/18	2,500	1,986,725			1,018,723
Tuscaloosa, Alabama, Special Care Facilities
Financing Authority, Residential Care Facility			California — 17.9%
Revenue Bonds (Capstone Village, Inc. Project),			Agua Caliente Band of Cahuilla Indians, California,
Series A, 5.875%, 8/01/36 (b)(c)	3,400	1,852,660	Casino Revenue Bonds, 6%, 7/01/18	2,500	1,893,200
			Antelope Valley, California, Health Care District
		10,433,538	Revenue Bonds, VRDN, Series A, 5.25%, 9/01/17	12,000	9,930,840
Arizona — 3.1%			Bay Area Toll Authority, California, Toll Bridge Revenue
Arizona Health Facilities Authority Revenue			Refunding Bonds (San Francisco Bay Area),
Bonds (Catholic Healthcare West), Series A,			Series F, 5%, 4/01/31	10,000	9,301,300
6.625%, 7/01/20	4,000	4,358,400	California County Tobacco Securitization Agency,
Maricopa County and Phoenix, Arizona, IDA,			Tobacco Revenue Refunding Bonds (Sonoma
S/F Mortgage Revenue Bonds, AMT, Series A-2,			County Corporation):
5.80%, 7/01/40 (d)(e)(f)	7,300	6,852,145	5%, 6/01/26	1,115	675,188
Maricopa County, Arizona, IDA, Education Revenue			5.125%, 6/01/38	1,910	1,015,623
Bonds (Arizona Charter Schools Project 1),			California HFA, Home Mortgage Revenue Bonds,
Series A, 6.75%, 7/01/29	3,100	2,037,413	VRDN, AMT, Series P, 8.50%, 2/01/27 (j)(k)(l)	19,850	19,850,000
Maricopa County, Arizona, IDA, Health Facilities			California Health Facilities Financing Authority
Revenue Refunding Bonds (Catholic Healthcare			Revenue Bonds (Sutter Health), Series A:
West Project), Series A, 5%, 7/01/21	1,625	1,341,763	6.25%, 8/15/35	2,500	2,455,275
Peoria, Arizona, Improvement District Number 8801,			5.25%, 11/15/46	7,000	5,756,800
Special Assessment Bonds:			California Pollution Control Financing Authority,
7.30%, 1/01/09	190	190,000	Solid Waste Disposal Revenue Bonds (Waste
7.30%, 1/01/11	395	408,770	Management, Inc. Project), AMT:
Peoria, Arizona, Improvement District Number 8802,			Series A-2, 5.40%, 4/01/25	9,500	6,134,245
Special Assessment Bonds:			Series C, 5.125%, 11/01/23	3,250	2,074,247
7.20%, 1/01/10	430	445,239	California Pollution Control Financing Authority,
7.20%, 1/01/13	510	527,524	Solid Waste Disposal Revenue Refunding Bonds
Phoenix, Arizona, IDA, Airport Facility, Revenue			(Republic Services, Inc. Project), AMT, Series C,
Refunding Bonds (America West Airlines Inc.			5.25%, 6/01/23	4,150	3,053,860
Project), AMT, 6.30%, 4/01/23	3,685	2,050,113	California Rural Home Mortgage Finance Authority,
Pima County, Arizona, IDA, Revenue Bonds			S/F Mortgage Revenue Refunding Bonds
(Tucson Electric Power Company), Series A,			(Mortgage-Backed Securities Program), AMT,
6.375%, 9/01/29	3,785	3,009,113	Series A-2, 7%, 9/01/29 (d)(e)(f)	40	40,496
Pinal County, Arizona, IDA, Wastewater Revenue			California State, GO, Refunding, 5.25%, 3/01/38	9,500	8,463,835
Bonds (San Manuel Facilities Project), AMT,			California Statewide Communities Development
6.25%, 6/01/26	500	361,535	Authority, Health Facility Revenue Bonds (Memorial
Prescott Valley, Arizona, Improvement District, Special			Health Services), Series A, 6%, 10/01/23	9,880	9,378,788
Assessment Bonds (Sewer Collection System			California Statewide Communities Development
Roadway Repair), 7.90%, 1/01/12	250	261,205	Authority Revenue Bonds (Catholic
Salt River Project, Arizona, Agriculture Improvement			Healthcare West):
and Power District, Electric System Revenue Bonds,			Series B, 5.50%, 7/01/30	3,000	2,435,280
Series A, 5%, 1/01/37	20,000	19,129,600	Series D, 5.50%, 7/01/31	2,000	1,610,720
Tucson, Arizona, IDA, Senior Living Facilities Revenue			Chula Vista, California, Community Facilities District
Bonds (Christian Care Tucson Inc. Project),			Number 06-1, Special Tax Bonds (Eastlake Woods
Series A, 6.125%, 7/01/10 (g)(h)	3,515	3,808,327	Area), Series A:
Vistancia Community Facilities District, Arizona, GO:			6.05%, 9/01/20	1,080	893,398
6.75%, 7/15/22	3,000	2,634,750	6.15%, 9/01/26	2,965	2,271,042
5.75%, 7/15/24	2,125	1,641,180	Chula Vista, California, IDR, Refunding (San
		49,057,077	Diego Gas & Electric Co.), AMT, Series C,
			5.25%, 12/01/27	10,000	7,845,900
See Notes to Financial Statements.

28 SEMI-ANNUAL REPORT

DECEMBER 31, 2008

Schedule of Investments (continued)			BlackRock National Municipal Fund
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

California (concluded)			Colorado — 1.6%
Desert, California, Community College District, GO,			Boulder County, Colorado, Hospital Development
Series C, 5%, 8/01/32 (i)	$12,070	$ 11,383,820	Revenue Bonds (Longmont United Hospital Project),
Los Angeles, California, Unified School District, GO			6%, 12/01/10 (g)(h)	$ 500	$ 542,875
(Election of 2004), Series H, 5%, 7/01/32 (i)	20,000	19,018,600	Colorado HFA, Revenue Bonds (S/F Program),
Los Angeles County, California, Metropolitan			Series B-3, 6.55%, 10/01/16	185	192,269
Transportation Authority, Sales Tax Revenue			Colorado HFA, Revenue Refunding Bonds
Refunding Bonds:			(S/F Program):
Proposition A, First Tier Senior-Series A,			AMT, Senior Series A-2, 7.50%, 4/01/31	195	205,208
5%, 7/01/35 (a)	12,730	11,864,233	AMT, Senior Series B-2, 7.10%, 4/01/17	70	72,004
Proposition C, VRDN, Second Senior Series A,			AMT, Senior Series B-2, 7.25%, 10/01/31	605	632,648
7%, 7/01/20 (j)(k)(l)	50,000	50,000,000	AMT, Senior Series B-3, 6.80%, 11/01/28	10	10,209
Metropolitan Water District of Southern California,			AMT, Senior Series C-2, 7.25%, 10/01/31 (m)	275	276,633
Waterworks Revenue Refunding Bonds, Series B,			Senior Series A-3, 7.35%, 10/01/30	75	78,509
5%, 7/01/35	10,000	9,898,600	Senior Series C-3, 6.75%, 10/01/21 (m)	420	437,455
Palomar Pomerado Health Care District,			Senior Series C-3, 7.15%, 10/01/30 (m)	100	102,066
California, GO (Election of 2004), Series A,			Colorado Health Facilities Authority Revenue
5.125%, 8/01/37 (j)	23,200	22,373,152	Bonds (Catholic Health Initiatives), Series D,
Pittsburg, California, Redevelopment Agency, Tax			6.25%, 10/01/33	3,520	3,471,600
Allocation Refunding Bonds (Los Medanos			Colorado Health Facilities Authority, Revenue
Community Development Project), Series A,			Refunding Bonds:
6.50%, 9/01/28	10,000	9,428,400	(Christian Living Communities Project), Series A,
Poway, California, Unified School District, Special Tax			5.75%, 1/01/37	1,500	821,340
Bonds (Community Facilities District Number 6),			(Poudre Valley Health Care), Series B,
Series A, 6.05%, 9/01/25	1,100	830,115	5.25%, 3/01/36 (i)	6,065	4,977,424
Riverside, California, Improvement Bond Act of 1915,			Elk Valley, Colorado, Public Improvement Revenue
Special Assessment (Riverwalk Assessment			Bonds (Public Improvement Fee):
District), 6.375%, 9/02/26	2,695	2,005,808	Series A, 7.35%, 9/01/31	7,560	5,641,952
Roseville, California, Special Tax Bonds:			Series B, 7.45%, 9/01/31	805	607,018
(Fiddyment Ranch Community Facilities			Plaza Metropolitan District Number 1, Colorado,
Number 1), 5.125%, 9/01/26	3,060	1,774,555	Tax Allocation Revenue Bonds (Public
(Stoneridge Community Facilities Number 1),			Improvement Fees):
6.20%, 9/01/11 (g)	1,250	1,430,425	8%, 12/01/25	7,700	6,215,902
(Stoneridge Community Facilities Number 1),			8.125%, 12/01/25	1,910	1,498,128
6.30%, 9/01/11 (g)	2,500	2,867,375			25,783,240
San Francisco, California, City and County Airport
Commission, International Airport Revenue			Connecticut — 1.7%
Refunding Bonds, AMT:			Connecticut State Development Authority,
2nd Series, 6.75%, 5/01/19	12,600	12,669,426	Governmental Lease Revenue Bonds,
Issue 34E, Second Series, 5.75%, 5/01/21 (i)	8,220	7,739,459	6.60%, 6/15/14 (j)	1,000	1,003,310
San Francisco, California, City and County			Connecticut State Development Authority, Water
Redevelopment Agency, Community Facilities			Facility Revenue Bonds (Bridgeport Hydraulic
District Number 6, Special Tax Bonds (Mission Bay			Company), AMT, 6.15%, 4/01/35 (a)	1,250	1,063,675
South Public Improvements Project):			Connecticut State Development Authority, Water
6%, 8/01/21	5,000	3,836,600	Facility Revenue Refunding Bonds (Aquarion Water
Series A, 6%, 8/01/25	2,500	1,792,625	Company Project), AMT, 5.10%, 9/01/37 (n)	2,750	1,971,365
San Francisco, California, Uptown Parking			Connecticut State, HFA, Revenue Refunding Bonds
Corporation, Parking Revenue Bonds (Union			(Housing Mortgage Finance Program), Series C-1,
Square), 6%, 7/01/20 (j)	1,075	1,164,182	6.30%, 11/15/17	960	961,008
Santa Clara County, California, Financing Authority,			Connecticut State Health and Educational Facilities
Lease Revenue Refunding Bonds, Series L,			Authority Revenue Bonds:
5.25%, 5/15/36	11,000	10,225,380	(Bridgeport Hospital), Series A,
Santa Margarita, California, Water District, Special			6.625%, 7/01/18 (j)	1,000	1,004,410
Tax Refunding Bonds (Community Facilities District			(Waterbury Hospital Issue), Series C,
Number 99), Series 1:			5.75%, 7/01/20 (h)	1,500	1,347,000
6.25%, 9/01/09 (g)	2,925	3,080,493	Connecticut State Health and Educational Facilities
6.20%, 9/01/20	2,650	2,337,936	Authority, Revenue Refunding Bonds (h):
Southern California HFA, S/F Mortgage Revenue			(Eastern Connecticut Health Network), Series A,
Bonds, AMT, Series A, 5.80%, 12/01/49 (d)(e)(f)	4,420	4,128,545	6.50%, 7/01/10 (g)	12,045	13,113,272
			(Sacred Heart University), 6.625%, 7/01/26	640	598,771
		284,929,766	(University of Hartford), Series E, 5.50%, 7/01/22	5,710	4,836,884

See Notes to Financial Statements. SEMI-ANNUAL REPORT DECEMBER 31, 2008 29

Schedule of Investments (continued)			BlackRock National Municipal Fund
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Connecticut (concluded)			Florida (continued)
Connecticut State Higher Education Supplemental			Mediterra, Florida, South Community Development
Loan Authority, Revenue Bonds (Family Education			District, Capital Improvement Revenue Bonds,
Loan Program), AMT, Series A, 5.50%, 11/15/20 (j)	$ 320	$ 300,477	6.85%, 5/01/31	$ 925	$ 702,704
Waterbury, Connecticut, GO, 6%, 2/01/09 (g)(h)	860	872,496	Miami-Dade County, Florida, Aviation Revenue
		27,072,668	Refunding Bonds (Miami International Airport),
			AMT, Series A (o):
District of Columbia — 0.3%			5.50%, 10/01/24	5,185	4,340,467
District of Columbia, HFA, S/F Mortgage Revenue			5.50%, 10/01/25	7,320	6,051,151
Bonds, AMT, Series A, 5.55%, 12/01/25	5,435	5,123,737	Miami-Dade County, Florida, GO (Building
Florida — 9.0%			Better Communities Program), Series B,
Alachua County, Florida, IDR (North Florida			6.375%, 7/01/28	7,750	8,112,313
Retirement Village), Refunding, 5.875%, 11/15/36	2,000	1,143,360	Miami-Dade County, Florida, IDA, Solid Waste
Anthem Park Community Development District,			Disposal Revenue Bonds (Waster Management,
Florida, Capital Improvement Revenue Bonds,			Inc. Project), VRDN, AMT, Series 1,
5.80%, 5/01/36	1,875	1,053,581	3.50%, 12/01/18 (k)(l)	2,000	1,969,760
Ave Maria Stewardship Community District, Florida,			Miami-Dade County, Florida, Water and Sewer
Capital Improvement Revenue Bonds, Series A,			Revenue Refunding Bonds, Series C,
5.125%, 5/01/38	2,000	1,004,640	6%, 10/01/23	20,000	20,653,400
Ave Maria Stewardship Community District, Florida,			Middle Village Community Development District,
Revenue Bonds, 4.80%, 11/01/12	1,500	1,229,400	Florida, Special Assessment Bonds, Series A,
Ballantrae, Florida, Community Development District,			6%, 5/01/35	2,500	1,430,950
Capital Improvement Revenue Bonds, 6%, 5/01/35	1,615	1,065,868	Midtown Miami, Florida, Community Development
Beacon Tradeport Community, Florida, Development			District, Special Assessment Revenue Bonds,
District, Special Assessment Revenue Refunding			Series A, 6.25%, 5/01/37	6,625	4,109,686
Bonds (Commercial Project), Series A,			New River Community Development District, Florida,
5.25%, 5/01/16 (h)	1,670	1,520,769	Capital Improvement Revenue Bonds, Series B,
Capital Region Community Development District,			5%, 5/01/13	1,000	400,000
Florida, Special Assessment Revenue Bonds,			Orange County, Florida, HFA, M/F Housing
Series A, 7%, 5/01/39	1,065	662,057	Revenue Bonds (Loma Vista Project), Series G,
Fiddlers Creek, Florida, Community Development			5.50%, 3/01/32	3,500	2,944,095
District Number 2, Special Assessment			Orange County, Florida, Health Facilities Authority,
Revenue Bonds:			Hospital Revenue Bonds (Orlando Regional
Series A, 6.375%, 5/01/35	5,350	3,415,333	Healthcare), 5.70%, 7/01/26	1,000	635,600
Series B, 5.75%, 5/01/13	555	488,644	Panther Trace Community Development District II,
Florida Housing Finance Corporation, Homeowner			Florida, Special Assessment Revenue Bonds:
Mortgage Revenue Bonds, AMT, Series 1,			5.125%, 11/01/13	9,885	5,930,901
6%, 7/01/39 (d)(e)(f)	1,850	1,628,592	Series A, 5.60%, 5/01/35	4,900	2,780,603
Halifax Hospital Medical Center, Florida, Hospital			Park Place Community Development District,
Revenue Refunding and Improvement Bonds,			Florida, Special Assessment Revenue Bonds:
Series A, 5.25%, 6/01/26	5,500	3,447,950	6.75%, 5/01/10 (g)	920	990,886
Highland Meadows Community Development District,			6.375%, 5/01/34	2,300	1,470,620
Florida, Special Assessment Bonds, Series A,			Port St. Lucie, Florida, Utility Revenue Bonds,
5.50%, 5/01/36	1,115	535,824	5.125%, 9/01/36 (j)	19,465	18,067,608
Hillsborough County, Florida, IDA, Exempt Facilities			Saint Lucie, Florida, West Services District,
Revenue Bonds (National Gypsum Company), AMT,			Utility Revenue Refunding Bonds, Senior Lien,
Series A, 7.125%, 4/01/30	5,000	2,649,500	6%, 10/01/22 (j)	2,000	2,074,360
Hillsborough County, Florida, IDA, Hospital Revenue			Sarasota County, Florida, Health Facilities Authority,
Bonds (Tampa General Hospital Project),			Retirement Facility Revenue Refunding Bonds
5.25%, 10/01/41	16,845	10,939,648	(Village on the Isle Project):
Jacksonville Electric Authority, Florida, Bulk Power			5.50%, 1/01/27	780	464,030
Supply System Revenue Bonds (Scherer 4			5.50%, 1/01/32	1,645	890,060
Project), Series A, 6%, 10/01/37	8,225	8,372,063	Somerset Community Development District,
Lee County, Florida, Airport Revenue Bonds, AMT,			Florida, Capital Improvement Revenue Bonds,
Series A, 6%, 10/01/29 (i)	14,000	12,284,160	5%, 5/01/15	1,265	936,796
Lee County, Florida, IDA, Health Care Facilities,			Sterling Hill Community Development District,
Revenue Refunding Bonds (Shell Point/Alliance			Florida, Capital Improvement Revenue Refunding
Obligor Group), 5%, 11/15/29	2,000	1,153,160	Bonds, Series B, 5.50%, 11/01/10	175	167,797
Lexington Oaks, Florida, Community Development			Suncoast Community Development District,
District, Special Assessment Revenue Bonds,			Florida, Capital Improvement Revenue Bonds,
Series A, 6.70%, 5/01/33	1,075	857,012	Series A, 5.875%, 5/01/34	2,585	1,683,455

See Notes to Financial Statements. 30 SEMI-ANNUAL REPORT DECEMBER 31, 2008

Schedule of Investments (continued)			BlackRock National Municipal Fund
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Florida (concluded)			Illinois (concluded)
Tern Bay Community Development District,			Illinois State Finance Authority Revenue Bonds:
Florida, Capital Improvement Revenue Refunding			(Advocate Health Care Network), Series D,
Bonds, Series B, 5%, 5/01/15 (b)(c)	$ 1,190	$ 416,500	6.50%, 11/01/38	$ 5,700	$ 5,618,091
Tolomato Community Development District,			(Friendship Village of Schaumburg), Series A,
Florida, Special Assessment Bonds,			5.625%, 2/15/37	1,750	932,768
6.45%, 5/01/23	3,000	1,986,030	(Landing At Plymouth Place Project), Series A,
Watergrass Community Development District,			6%, 5/15/37	2,155	1,244,146
Florida, Special Assessment Revenue Bonds,			(University of Chicago), Series B, 6.25%, 7/01/38	20,000	21,419,400
Series B, 4.875%, 11/01/10	1,255	691,907	Illinois State Finance Authority, Revenue Refunding
		143,353,240	Bonds (Sherman Health System Project), Series A,
			5.50%, 8/01/37	3,500	2,261,000
Georgia — 2.0%			Illinois State, GO, 1st Series (j):
Atlanta, Georgia, Airport Passenger Facility Charge			5.75%, 12/01/15	8,890	9,325,166
and Subordinate Lien General Revenue Refunding			5.75%, 12/01/16	3,745	3,928,318
Bonds, Series C, 5%, 1/01/33 (i)	16,500	14,684,010	5.75%, 12/01/17	4,000	4,195,800
Fulton County, Georgia, Residential Care Facilities,			Illinois State, Sales Tax Revenue Bonds, 6%, 6/15/20	3,000	3,140,340
Revenue Refunding Bonds (Canterbury Court			Illinois State, Sales Tax Revenue Refunding Bonds,
Project), Series A, 6%, 2/15/22	2,250	1,632,442	Series Q, 6%, 6/15/09	795	806,726
Gainesville, Georgia, Redevelopment Authority,			Village of Wheeling, Illinois, Revenue Bonds (North
Educational Facilities Revenue Refunding Bonds			Milwaukee/Lake-Cook Tax Increment Financing (TIF)
(Riverside Military Academy):			Redevelopment Project), 6%, 1/01/25	1,585	1,042,312
5.125%, 3/01/27	2,460	1,479,075
5.125%, 3/01/37	1,800	898,398			110,384,141
Municipal Electric Authority of Georgia, Revenue			Indiana — 0.1%
Refunding Bonds (General Resolution Projects),			Jasper County, Indiana, PCR, Refunding
Sub-Series D, 6%, 1/01/23	10,000	10,448,900	(Northern Indiana Public Service), Series C,
Rockdale County, Georgia, Development Authority			5.85%, 4/01/19 (j)	2,000	1,861,140
Revenue Bonds (Visy Paper Project), AMT, Series A,			Iowa — 0.3%
6.125%, 1/01/34	5,000	3,106,200	Iowa Finance Authority, Health Care Facilities,
		32,249,025	Revenue Refunding Bonds (Care Initiatives Project),
Illinois — 6.9%			9.25%, 7/01/11 (g)	3,775	4,527,697
Bolingbrook, Illinois, Special Services Area			Kansas — 0.2%
Number 1, Special Tax Bonds (Forest City Project),			Sedgwick and Shawnee Counties, Kansas,
5.90%, 3/01/27	1,000	673,630	S/F Revenue Bonds, AMT, Series A-1,
Chicago, Illinois, Motor Fuel Tax Revenue Bonds,			6.95%, 6/01/29 (f)	1,050	1,105,713
Series A, 5%, 1/01/38 (o)	11,000	10,117,910	Wichita, Kansas, Hospital Facilities Revenue
Chicago, Illinois, O’Hare International Airport, General			Refunding and Improvement Bonds, Series III,
Airport Revenue Bonds, Third Lien, AMT, Series B-2,			6.25%, 11/15/19	2,500	2,493,925
6%, 1/01/29 (n)	20,000	17,287,200			3,599,638
Chicago, Illinois, S/F Mortgage Revenue Bonds, AMT,
Series A, 7.15%, 9/01/31 (d)(e)(f)	235	241,561	Louisiana — 0.5%
Chicago, Illinois, Special Assessment Bonds (Lake			Louisiana HFA, S/F Mortgage Revenue Bonds, AMT,
Shore East), 6.75%, 12/01/32	2,000	1,292,540	Series D-2, 5.80%, 6/01/20 (e)(f)	245	243,814
Chicago, Illinois, Transit Authority, Capital Grant			Louisiana Local Government Environmental Facilities
Receipts Revenue Bonds (Federal Transit			and Community Development Authority, Revenue
Administration Section 5309 Formula Funds),			Bonds (Capital Projects and Equipment Acquisition
Series A, 6%, 6/01/26 (o)	12,425	13,246,417	Program), Series A, 6.30%, 7/01/30 (a)	7,000	5,636,400
Chicago, Illinois, Wastewater Transmission Revenue			Rapides Finance Authority, Louisiana, Environmental
Bonds, Series A, 5.375%, 1/01/32 (p)	1,500	1,503,720	Improvement Revenue Bonds (International Paper
Cicero, Illinois, GO, Refunding (Corporate Purpose),			Company Project), AMT, Series A, 6.55%, 11/15/23	2,000	1,372,940
6%, 12/01/28 (j)	1,450	1,459,135			7,253,154
Hodgkins, Illinois, Environmental Improvement			Maryland — 0.3%
Revenue Bonds (Metro Biosolids Management LLC			Anne Arundel County, Maryland, Special Obligation
Project), AMT, 6%, 11/01/23	10,000	7,835,400	Revenue Bonds (Arundel Mills Project),
Illinois Development Finance Authority Revenue			7.10%, 7/01/09 (g)	500	523,020
Bonds (Community Rehabilitation Providers			Maryland State Community Development
Facilities), Series A, 6.50%, 7/01/22	3,140	2,812,561	Administration, Department of Housing and
			Community Development, Housing Revenue
			Bonds, AMT, Series B, 6.15%, 1/01/21	1,000	997,320

See Notes to Financial Statements. SEMI-ANNUAL REPORT DECEMBER 31, 2008 31

Schedule of Investments (continued)			BlackRock National Municipal Fund
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Maryland (concluded)			Minnesota — 0.8%
Maryland State Community Development			Eden Prairie, Minnesota, M/F Housing Revenue
Administration, Department of Housing and			Bonds (Rolling Hills Project), Series A,
Community Development Revenue Bonds			6.15%, 8/20/31 (f)	$ 1,000	$ 1,001,120
(Waters Landing II Apartments), AMT, Series A,			Minneapolis and Saint Paul, Minnesota, Metropolitan
5.875%, 8/01/33	$ 1,000	$ 970,130	Airports Commission, Airport Revenue Bonds, AMT,
Maryland State Health and Higher Educational			Sub-Series D (j)(q):
Facilities Authority Revenue Bonds (King			5.75%, 1/01/12	470	470,964
Farm Presbyterian Community), Series B,			5.75%, 1/01/14	470	467,387
5%, 1/01/17	3,200	2,354,496	5.75%, 1/01/15	2,060	2,037,422
		4,844,966	Minneapolis, Minnesota, Health Care System
			Revenue Refunding Bonds (Fairview Health
Massachusetts — 2.2%			Services), Series A, 6.75%, 11/15/32	4,800	4,743,456
Massachusetts Educational Financing Authority,			Ramsey County, Minnesota, Housing and
Education Loan Revenue Refunding Bonds,			Redevelopment Authority, M/F Housing Revenue
AMT, Issue E, 5.85%, 7/01/14 (a)	145	144,730	Bonds (Hanover Townhouses Project), AMT,
Massachusetts State Development Finance			6%, 7/01/31	1,110	987,445
Agency Revenue Bonds (Linden Ponds, Inc.			Saint Cloud, Minnesota, Health Care Revenue
Project), Series A, 5.50%, 11/15/27	3,000	1,609,830	Refunding Bonds (Saint Cloud Hospital Obligation
Massachusetts State, HFA, M/F Housing Revenue			Group), Series A, 6.25%, 5/01/20 (i)	1,000	1,018,430
Bonds, Series B, 7%, 12/01/38	5,000	5,125,200	Waconia, Minnesota, Health Care Facilities Revenue
Massachusetts State Health and Educational			Bonds (Ridgeview Medical Center Project),
Facilities Authority Revenue Bonds (Medical			Series A, 6.125%, 1/01/10 (g)(h)	1,500	1,569,375
Center of Central Massachusetts),
6.55%, 6/23/22 (a)	6,700	6,702,211			12,295,599
Massachusetts State School Building Authority,			Mississippi — 0.3%
Dedicated Sales Tax Revenue Bonds, Series A,			Mississippi Home Corporation, S/F Mortgage
5%, 8/15/37 (a)	20,700	19,672,452	Revenue Bonds, Series A-1,
Massachusetts State Water Pollution Abatement			5.50%, 6/01/38 (d)(e)(f)	3,755	3,779,896
Trust, Water Abatement Revenue Bonds,			Warren County, Mississippi, Environmental
Series A, 6.375%, 2/01/15	130	130,517	Improvement Revenue Refunding Bonds
Montachusett, Massachusetts, Regional			(International Paper Company Project), AMT,
Vocational Technical School District, GO,			Series B, 6.75%, 8/01/21	1,700	1,251,132
5.95%, 1/15/10 (g)(j)	1,600	1,697,232			5,031,028
		35,082,172	Missouri — 0.1%
Michigan — 1.1%			Fenton, Missouri, Tax Increment Revenue Refunding
Dickinson County, Michigan, Economic			and Improvement Bonds (Gravois Bluffs
Development Corporation, Environmental			Redevelopment Project), 5%, 4/01/14	1,000	984,980
Improvement Revenue Refunding Bonds			Kansas City, Missouri, IDA, First Mortgage Health
(International Paper Company Project), Series A,			Facilities Revenue Bonds (Bishop Spencer Place),
5.75%, 6/01/16	500	411,260	Series A, 6.50%, 1/01/35	1,500	957,570
Eastern Michigan University, General Revenue			Missouri State Housing Development Commission,
Refunding Bonds, 6%, 6/01/24 (a)	415	420,399	S/F Mortgage Revenue Bonds (Homeownership
Flint, Michigan, Hospital Building Authority,			Loan Program), AMT, Series E-1,
Revenue Refunding Bonds (Hurley Medical			5.60%, 3/01/37 (e)(f)	190	181,169
Center), 6%, 7/01/20	3,000	2,257,680			2,123,719
Hartland, Michigan, Consolidated School
District, GO, Refunding, 5.125%, 5/01/29	7,000	6,805,680	Montana — 0.5%
Michigan State Building Authority, Revenue			Montana State Board of Housing, S/F Mortgage
Refunding Bonds (Facilities Program), Series I,			Revenue Refunding Bonds, AMT, Series A-2,
6.25%, 10/15/38	6,250	6,492,625	5.50%, 6/01/37	2,640	2,507,868
Michigan State Hospital Finance Authority,			Montana State Higher Education Student Assistance
Revenue Refunding Bonds (Mercy-Mount			Corporation, Student Loan Revenue Refunding
Clemens), Series A, 6%, 5/15/09 (g)(j)	1,500	1,543,215	Bonds, AMT, Sub-Series B, 6.40%, 12/01/32	6,000	5,355,840
		17,930,859			7,863,708

See Notes to Financial Statements. 32 SEMI-ANNUAL REPORT DECEMBER 31, 2008

Schedule of Investments (continued)			BlackRock National Municipal Fund
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Nevada — 2.1%			New York — 7.4%
Clark County, Nevada, Improvement District Number			Babylon, New York, IDA Residential Recovery Revenue
142, Special Assessment Bonds, 6.375%, 8/01/23	$ 1,505	$ 931,896	Refunding Bonds (Ogden Martin Project), VRDN,
Elko, Nevada, GO (Airport Improvement), AMT,			5%, 1/01/19 (i)(k)(l)	$20,000	$ 20,000,000
Series B (j):			Long Island Power Authority, New York, Electric
6.10%, 10/01/14	165	165,764	System Revenue Refunding Bonds, Series A,
6.30%, 10/01/19	245	244,995	6%, 5/01/33	18,300	18,424,257
6.75%, 10/01/24	320	314,934	Metropolitan Transportation Authority, New York,
7%, 10/01/29	225	223,024	Revenue Bonds, Series C, 6.50%, 11/15/28	17,420	18,178,989
Henderson, Nevada, Health Care Facilities, Revenue			New York City, New York, City Housing Development
Refunding Bonds (Catholic Healthcare West),			Corporation, M/F Housing Revenue Bonds,
Series B, 5.25%, 7/01/31	20,000	14,269,800	Series M:
Reno, Nevada, Health Revenue Refunding			6.50%, 11/01/28	4,300	4,396,621
Bonds (Catholic Healthcare West), Series A,			6.875%, 11/01/38	5,700	5,863,248
5.25%, 7/01/31	10,000	7,134,900	New York City, New York, City IDA, Civic Facility
Reno, Nevada, Special Assessment District Number 4			Revenue Bonds (Special Needs Facilities Pooled
(Somerset Parkway), 6.625%, 12/01/22	1,800	1,383,246	Program), Series C-1, 6%, 7/01/12	2,590	2,346,773
Sparks, Nevada, Redevelopment Agency, Tax Allocation			New York City, New York, City IDA, Special Facility
Revenue Refunding Bonds, Series A (h):			Revenue Bonds (British Airways Plc Project), AMT,
6%, 1/15/15	3,110	3,075,417	7.625%, 12/01/32	3,500	2,283,540
6%, 1/15/23	6,315	5,412,902	New York City, New York, City Transitional Finance
		33,156,878	Authority, Building Aid Revenue Refunding Bonds,
			Series S-1, 5%, 1/15/34	10,000	9,347,500
New Hampshire — 0.2%			New York City, New York, GO, Refunding, Series A:
New Hampshire Health and Education Facilities			6%, 5/15/10 (g)	6,540	7,038,152
Authority, Revenue Refunding Bonds:			6%, 5/15/21 (n)	60	61,216
(Elliot Hospital), Series B, 5.60%, 10/01/22	1,750	1,575,963	New York City, New York, GO:
(Havenwood-Heritage Heights Retirement			Series B, 5.875%, 8/01/15 (j)	1,300	1,374,997
Community), Series A, 5%, 1/01/16	490	383,347	Series E-1, 6.25%, 10/15/28	7,500	7,857,000
(Havenwood-Heritage Heights Retirement			New York State Dormitory Authority, Non-State
Community), Series A, 5.35%, 1/01/26	1,035	632,747	Supported Debt, Revenue Refunding Bonds
		2,592,057	(Mount Sinai-NYU Medical Center Health System),
New Jersey — 1.9%			Series A, 6.50%, 7/01/16	2,410	2,417,688
Camden County, New Jersey, Pollution Control			New York State Dormitory Authority, Revenue
Financing Authority, Solid Waste Resource Recovery,			Refunding Bonds:
Revenue Refunding Bonds, AMT, Series B,			(Mount Sinai Health), Series A, 6.50%, 7/01/25	1,680	1,406,933
7.50%, 12/01/09	70	70,097	(State University Educational Facilities),
New Jersey EDA, Retirement Community Revenue			Series A, 7.50%, 5/15/13	3,000	3,549,720
Bonds (Cedar Crest Village Inc. Facility), Series A,			Oneida County, New York, IDA Revenue Bonds
7.25%, 11/15/11 (g)	3,300	3,754,509	(Civic Facility-Faxton Hospital), Series C,
New Jersey EDA, School Facilities Construction			6.625%, 1/01/15 (h)	2,285	2,327,707
Revenue Bonds, Series O, 5.25%, 3/01/24	20,000	20,040,200	Suffolk County, New York, IDA, Civic Facility Revenue
New Jersey Health Care Facilities Financing Authority,			Bonds (Special Needs Facilities Pooled Program),
Revenue Refunding Bonds (Capital Health			Series D-1, 6%, 7/01/12	80	72,407
System Inc.), Series A, 5.75%, 7/01/23	2,250	1,928,588	Westchester County, New York, IDA, Civic Facilities
New Jersey State Housing and Mortgage Finance			Revenue Bonds (Special Needs Facilities Pooled
Agency, M/F Housing Revenue Refunding Bonds,			Program), Series E-1, 6%, 7/01/12	570	515,901
Series B, 6.25%, 11/01/26 (i)	640	641,709	Westchester County, New York, IDA, Continuing Care
New Jersey State Turnpike Authority, Turnpike Revenue			Retirement, Mortgage Revenue Bonds (Kendal on
Refunding Bonds, Series A, 5.75%, 1/01/18 (j)	2,975	3,031,109	Hudson Project), Series A, 6.50%, 1/01/13 (g)	8,095	9,532,996
		29,466,212			116,995,645
New Mexico — 0.2%			North Carolina — 2.9%
New Mexico Mortgage Financing Authority,			North Carolina Eastern Municipal Power Agency,
S/F Mortgage Program Revenue Bonds, AMT,			Power System Revenue Bonds, Series D,
Series D, 6.15%, 7/01/35 (d)(e)(f)	2,365	2,225,087	6.75%, 1/01/26	4,000	3,882,200
Santa Fe County, New Mexico, Correctional System			North Carolina Eastern Municipal Power Agency,
Revenue Bonds, 6%, 2/01/27 (i)	250	260,073	Power System Revenue Refunding Bonds, Series D,
			6.70%, 1/01/19 (r)	4,440	4,472,900
		2,485,160	North Carolina HFA, Home Ownership Revenue
			Bonds, AMT, Series 9-A, 5.80%, 1/01/20	3,775	3,756,729

See Notes to Financial Statements. SEMI-ANNUAL REPORT DECEMBER 31, 2008 33

Schedule of Investments (continued)			BlackRock National Municipal Fund
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

North Carolina (concluded)			Pennsylvania — 3.2%
North Carolina Medical Care Commission, Health			Allegheny County, Pennsylvania, IDA, Environmental
Care Facilities, First Mortgage Revenue Bonds			Improvement Revenue Refunding Bonds,
(Presbyterian Homes Project):			5.50%, 11/01/16	$ 3,640	$ 3,022,292
6.875%, 10/01/10 (g)	$ 2,500	$ 2,745,625	Allegheny County, Pennsylvania, Sanitation Authority,
5.50%, 10/01/31	3,000	1,708,500	Sewer Revenue Bonds, 5.75%, 12/01/10 (g)(j)	2,220	2,419,289
North Carolina Medical Care Commission, Health Care			Bucks County, Pennsylvania, IDA, Retirement
Facilities, First Mortgage Revenue Refunding Bonds:			Community Revenue Bonds (Ann’s Choice Inc.),
(Presbyterian Homes Project), Series B,			Series A, 6.125%, 1/01/25	1,760	1,195,832
5.20%, 10/01/21	2,500	1,789,150	Delaware County, Pennsylvania, IDA, Revenue
(Salemtowne Project), 5.10%, 10/01/30	1,100	646,371	Refunding Bonds (Resource Recovery Facility),
North Carolina Medical Care Commission, Retirement			Series A, 6.10%, 7/01/13	7,750	6,995,072
Facilities, First Mortgage Revenue Bonds:			Lancaster County, Pennsylvania, Hospital Authority
(Forest at Duke Project), 6.375%, 9/01/12 (g)	1,000	1,140,080	Revenue Bonds (Brethren Village Project), Series A:
(Givens Estates Project), Series A,			6.25%, 7/01/26	1,160	846,034
6.50%, 7/01/13 (g)	2,500	2,971,350	6.50%, 7/01/40	1,000	659,560
North Carolina Medical Care Commission, Retirement			Philadelphia, Pennsylvania, Authority for IDR,
Facilities, First Mortgage Revenue Refunding Bonds:			Commercial Development, 7.75%, 12/01/17	1,265	1,049,318
(Forest at Duke Project), 5.125%, 9/01/32	5,000	3,419,900	Philadelphia, Pennsylvania, Redevelopment Authority
(Givens Estates Project), 5%, 7/01/33	2,000	1,167,440	Revenue Bonds (Neighborhood Transformation),
North Carolina Municipal Power Agency Number 1,			Series A, 5.30%, 4/15/26 (j)(q)	36,210	32,779,103
Catawba Electric Revenue Refunding Bonds, Series B:			Sayre, Pennsylvania, Health Care Facilities Authority,
6.375%, 1/01/13	500	518,595	Revenue Refunding Bonds (Guthrie Healthcare
6.375%, 1/01/13 (r)	1,080	1,120,165	System), Series A, 5.875%, 12/01/31	1,085	890,785
6.50%, 1/01/20	12,000	12,285,360	Susquehanna Area Regional Airport Authority,
6.50%, 1/01/20 (r)	2,500	2,559,450	Pennsylvania, Airport System Revenue Bonds, AMT,
Piedmont Triad Airport Authority, North Carolina,			Series A, 6.50%, 1/01/38	1,000	648,390
Airport Revenue Refunding Bonds, Series A (g)(i):					50,505,675
6%, 7/01/09	1,000	1,036,730
6.375%, 7/01/09	1,000	1,038,600	Rhode Island — 0.1%
			Rhode Island State Economic Development
		46,259,145	Corporation Revenue Bonds (Providence Place
Ohio — 1.5%			Mall), 6.125%, 7/01/20 (h)	1,000	949,260
Buckeye Tobacco Settlement Financing Authority,			South Carolina — 2.9%
Ohio, Tobacco Settlement Asset-Backed Bonds,			Medical University Hospital Authority, South Carolina,
Series A-2:			Hospital Facilities Revenue Refunding Bonds,
5.875%, 6/01/30	5,000	3,131,200	Series A (g):
5.75%, 6/01/34	7,000	4,147,850	6.375%, 8/15/12	5,400	6,213,186
Lorain County, Ohio, Hospital Revenue Refunding			6.50%, 8/15/12	2,450	2,829,603
Bonds (Catholic Healthcare Partners), Series C-2,			South Carolina Jobs EDA, Residential Care Facilities
5%, 4/01/33 (i)	8,800	7,444,536	Revenue Bonds (South Carolina Episcopal —
Ohio State Air Quality Development Authority			Still Hopes Residence Project), Series A,
Revenue Bonds (Ohio Power Company Project),			6.375%, 5/15/32	5,000	3,211,600
AMT, 7.125%, 6/01/41	7,000	6,989,640	South Carolina State Ports Authority, Ports Revenue
Ohio State, HFA, Mortgage Revenue Refunding Bonds,			Bonds, AMT, 5.30%, 7/01/26	41,215	33,741,072
AMT, Series C, 5.90%, 9/01/35 (e)(f)	1,540	1,545,313
Port of Greater Cincinnati Development Authority,					45,995,461
Ohio, Special Assessment Revenue Bonds			Tennessee — 1.1%
(Cooperative Public Parking Infrastructure Project),			Chattanooga, Tennessee, IDB, Lease Rent Revenue
6.40%, 2/15/34	1,470	984,062	Bonds (Southside Redevelopment Corporation) (a):
		24,242,601	5.75%, 10/01/17	4,485	4,695,705
			5.75%, 10/01/18	3,740	3,904,111
Oregon — 0.0%			Johnson City, Tennessee, Health and Educational
Oregon State Housing and Community Services			Facilities Board, Retirement Facility Revenue Bonds
Department, Mortgage Revenue Refunding Bonds			(Appalachian Christian Village Project), Series A,
(S/F Mortgage Program) Series A:			6.25%, 2/15/32	1,000	637,270
AMT, 6.20%, 7/01/27	35	33,481	Shelby County, Tennessee, Health, Educational and
6.40%, 7/01/18	40	40,038	Housing Facility Board, Hospital Revenue Refunding
Portland, Oregon, M/F Housing Authority Revenue			Bonds (Methodist Healthcare), 6.50%, 9/01/12(g)	7,300	8,398,869
Bonds (Lovejoy Station Apartments Project), AMT,
5.90%, 7/01/23 (j)	500	478,425			17,635,955
		551,944

See Notes to Financial Statements. 34 SEMI-ANNUAL REPORT DECEMBER 31, 2008

Schedule of Investments (continued)			BlackRock National Municipal Fund
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Texas — 11.8%			Texas (concluded)
Austin, Texas, Convention Center Revenue Bonds			South Plains, Texas, Housing Finance Corporation,
(Convention Enterprises Inc.), First Tier, Series A (g):			S/F Mortgage Revenue Bonds, AMT, Series A,
6.60%, 1/01/11	$ 5,300	$ 5,790,992	7.30%, 9/01/31 (e)(f)	$ 755	$ 765,517
6.70%, 1/01/11	2,300	2,517,557	Southeast Texas Housing Finance
Austin, Texas, Revenue Bonds (Town Lake Community			Corporation, Revenue Bonds, AMT, Series B,
Events Center Venue), 6.20%, 11/15/09 (g)(q)	5,000	5,237,550	8.50%, 11/01/25 (d)(f)	90	91,641
Bexar County, Texas, Health Facilities Development			Tarrant County, Texas, Cultural Education Facilities
Corporation, Revenue Refunding Bonds (Army			Financing Corporation, Retirement Facilities
Retirement Residence Project), 6.30%, 7/01/12 (g)	1,750	1,997,082	Revenue Refunding Bonds (Northwest Senior
Brazos River Authority, Texas, PCR, Refunding			Housing — Edgemere Project) Series A:
(TXU Energy Company Project), AMT, Series C,			6%, 11/15/26	2,200	1,410,750
5.75%, 5/01/36	11,450	8,788,905	6%, 11/15/36	3,000	1,709,640
Brazos River, Texas, Harbor Navigation District, Brazoria			Texas State Affordable Housing Corporation,
County Environmental Revenue Refunding Bonds			S/F Mortgage Revenue Bonds (Professional
(Dow Chemical Company Project), AMT, Series A-7,			Educators Home Loan Program), AMT, Series A-1,
6.625%, 5/15/33	3,700	2,566,468	5.50%, 12/01/39 (d)(e)(f)	6,093	5,556,334
Central Texas Housing Finance Corporation,			Texas State Public Finance Authority, Building
S/F Mortgage Revenue Bonds (GNMA Mortgage			Revenue Bonds (g)(i):
Program), AMT, 8.20%, 6/28/17 (f)(m)	260	269,797	(General Services Commission Project),
Dallas-Fort Worth, Texas, International Airport Facility			Series A, 6%, 2/01/10	2,100	2,212,455
Improvement Corporation, Revenue Bonds			(State Preservation Project), Series B,
(Learjet Inc.), AMT, Series A-1, 6.15%, 1/01/16	3,620	2,836,125	6%, 8/01/09	1,000	1,030,990
Dallas-Fort Worth, Texas, International Airport Facility			Texas State Turnpike Authority, Central Texas Turnpike
Improvement Corporation, Revenue Refunding			System Revenue Bonds, First Tier, Series A,
Bonds (American Airlines, Inc.), AMT,			5.75%, 8/15/38 (a)	45,000	38,451,600
5.50%, 11/01/30	5,000	1,776,150	Webster, Texas, GO, COP, Series A (i):
Dallas-Fort Worth, Texas, International Airport Revenue			6%, 3/01/10 (g)	1,500	1,584,870
Bonds, AMT, Series A, 6%, 11/01/24 (j)(q)	30,000	26,731,800	6%, 3/01/21	805	833,578
Gregg County, Texas, Health Facilities Development			West Central Texas Regional Housing Finance
Corporation, Hospital Revenue Bonds (Good			Corporation, S/F Mortgage Revenue Bonds
Shepherd Medical Center Project)(g)(h):			(Mortgage-Backed Securities Program), AMT,
6.375%, 10/01/10	3,500	3,766,665	Series A, 5.35%, 12/01/39 (d)(e)(f)	1,134	1,020,752
6.875%, 10/01/10	1,000	1,084,610			187,046,908
Gulf Coast Waste Disposal Authority, Texas, Revenue
Refunding Bonds (International Paper Company),			Utah — 0.0%
AMT, Series A, 6.10%, 8/01/24	5,465	3,494,649	Utah State, HFA, S/F Mortgage Revenue Refunding
HFDC of Central Texas, Inc., Retirement Facilities			Bonds, AMT, Series C, Class III, 5.50%, 1/01/18	580	570,407
Revenue Bonds:			Virginia — 0.5%
Series A, 5.75%, 11/01/36	2,255	1,230,689	Albemarle County, Virginia, IDA, Residential Care
(Village at Gleannloch Farms), Series A,			Facilities, Mortgage Revenue Refunding Bonds
5.50%, 2/15/37	1,850	1,007,418	(Westminster-Canterbury), 5%, 1/01/24	2,750	1,805,347
Harris County, Texas, Health Facilities Development			Chesterfield County, Virginia, IDA, PCR, Refunding
Corporation, Hospital Revenue Refunding Bonds			(Virginia Electric and Power Company), Series B,
(Memorial Hermann Healthcare System), Series B,			5.875%, 6/01/17	2,425	2,314,177
7.25%, 12/01/35	3,900	3,943,563	Fairfax County, Virginia, EDA, Residential Care
Houston, Texas, Airport System Revenue Refunding			Facilities, Mortgage Revenue Refunding Bonds
Bonds, Sub-Lien, AMT, Series A, 5.50%, 7/01/23 (i)	15,000	13,094,700	(Goodwin House, Inc.), 5.125%, 10/01/37	3,250	1,750,027
Houston, Texas, Airport System, Special Facilities			Norfolk, Virginia, Redevelopment and Housing
Revenue Bonds (Continental Airlines), AMT,			Authority, First Mortgage Revenue Bonds
Series E, 7%, 7/01/29	6,000	3,263,340	(Retirement Community), Series A:
Kerrville, Texas, Health Facilities Development			6%, 1/01/25	500	342,575
Corporation, Hospital Revenue Bonds (Sid Peterson			6.125%, 1/01/35	1,100	665,379
Memorial Hospital Project), 5.25%, 8/15/21	4,000	3,119,440	Watkins Centre Community Development Authority,
Matagorda County, Texas, Port of Bay City Authority			Virginia, Revenue Bonds, 5.40%, 3/01/20	2,500	1,872,400
Revenue Bonds (Hoechst Celanese Corp. Project),					8,749,905
AMT, 6.50%, 5/01/26	7,350	4,251,681
North Texas Tollway Authority, System Revenue
Refunding Bonds, Second Tier, Series F,
6.125%, 1/01/31	40,000	35,609,600

See Notes to Financial Statements. SEMI-ANNUAL REPORT DECEMBER 31, 2008 35

Schedule of Investments (continued) BlackRock National Municipal Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Washington — 1.5%
Central Puget Sound Regional Transportation
Authority, Washington, Sales and Use Tax Revenue
Bonds, Series A, 5%, 11/01/34	$10,000	$ 9,379,400
Seattle, Washington, Housing Authority
Revenue Bonds:
(Newholly Project), AMT, 6.25%, 12/01/35	2,750	1,798,418
(Replacement Housing Project),
6.125%, 12/01/32	4,530	3,045,474
Washington State Health Care Facilities Authority,
Revenue Refunding Bonds (Catholic Health
Initiatives), Series D, 6.375%, 10/01/36	10,000	9,877,000
		24,100,292
Wisconsin — 0.6%
Wisconsin Housing and EDA, Home Ownership
Revenue Bonds, AMT, Series C, 6%, 9/01/36	815	791,365
Wisconsin State, GO, AMT, Series B,
6.20%, 11/01/26 (j)	1,065	1,057,630
Wisconsin State Health and Educational Facilities
Authority Revenue Bonds (SynergyHealth Inc.):
6%, 11/15/23	5,450	5,132,810
6%, 11/15/32	3,700	3,208,196
		10,190,001
Puerto Rico — 1.3%
Puerto Rico Commonwealth, GO, Refunding,
Sub-Series C-7, 6%, 7/01/27 (j)	6,890	6,032,884
Puerto Rico Commonwealth Highway and
Transportation Authority, Transportation Revenue
Bonds, 5.75%, 7/01/22	8,045	6,868,660
Puerto Rico Commonwealth Infrastructure
Financing Authority, Special Tax and Capital
Appreciation Revenue Bonds, Series A,
4.914%, 7/01/30 (q)(s)	19,200	4,135,488
Puerto Rico Industrial Tourist Educational, Medical
and Environmental Control Facilities Revenue
Bonds (Hospital de la Concepcion), Series A,
6.125%, 11/15/25	4,000	3,776,200
		20,813,232
U.S. Virgin Islands — 0.4%
Virgin Islands Government Refinery Facilities,
Revenue Refunding Bonds (Hovensa Coker
Project), AMT, 6.50%, 7/01/21	8,000	5,760,880
Total Municipal Bonds — 89.3%		1,419,886,453

Municipal Bonds Transferred to
Tender Option Bond Trusts (t)
New York — 2.8%
New York State Dormitory Authority State Personal
Income Tax Revenue Education, Series B,
5.75%, 3/15/36	13,890	14,255,307
New York State Environmental Facility Corporation
State Clean Water & Drinking Revolving Municipal
Water, 5%, 6/15/28	30,000	29,668,200
		43,923,507

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (t)	(000)	Value
Texas — 1.2%
Houston, Texas, Combined Utility System, First
Lien Revenue Refunding Bonds, Series A,
5.125%, 5/15/28 (j)	$ 20,000	$ 19,226,800
Total Municipal Bonds Transferred to Tender Option
Bond Trusts — 4.0%		63,150,307
Total Long-Term Investments
(Cost — $1,675,603,547) — 93.3%		1,483,036,760

Short-Term Securities	Shares
Merrill Lynch Institutional Tax-Exempt Fund,
1.18% (u)(v)	135,344,328	135,344,328
Total Short-Term Securities
(Cost — $135,344,328) — 8.5%		135,344,328
Total Investments (Cost — $1,810,947,875*) — 101.8%		1,618,381,088
Other Assets Less Liabilities — 0.4%		6,848,711
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (2.2)%		(34,324,182)
Net Assets — 100.0%		$1,590,905,617

* The cost and unrealized appreciation (depreciation) of investments as of
December 31, 2008, as computed for federal income tax purposes, were as follows:
Aggregate cost		$1,777,175,199
Gross unrealized appreciation		$ 19,758,984
Gross unrealized depreciation		(212,813,095)
Net unrealized depreciation		$ (193,054,111)

(a) AMBAC Insured.
(b) Non-income producing security.
(c) Issuer filed for bankruptcy and/or is in default of interest payments.
(d) FHLMC Collateralized.
(e) FNMA Collateralized.
(f) GNMA Collateralized.
(g) U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h) Radian Insured.
(i) FSA Insured.
(j) MBIA Insured.
(k) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(l) Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security.
(m) FHA Insured.
(n) XL Capital Insured.
(o) Assured Guaranty Insured.
(p) BHAC Insured.
(q) FGIC Insured.
(r) ACA Insured.

See Notes to Financial Statements. 36 SEMI-ANNUAL REPORT DECEMBER 31, 2008

Schedule of Investments (concluded) BlackRock National Municipal Fund

(s) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(t) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial
Statements for details of municipal bonds transferred to tender option bond trusts.
(u) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
	Net
Affiliate	Activity	Income
Merrill Lynch Institutional
Tax-Exempt Fund	(36,791,371)	$1,119,055

(v) Represents the current yield as of report date.

•Effective July 1, 2008, the Fund adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value
Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indi-
cation of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$ 135,344,328
Level 2	1,483,036,760
Level 3	—
Total	$1,618,381,088

See Notes to Financial Statements. SEMI-ANNUAL REPORT DECEMBER 31, 2008 37

Schedule of Investments December 31, 2008 (Unaudited)				BlackRock High Yield Municipal Fund
				(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Alabama — 2.2%			Colorado — 0.5%
Jefferson County, Alabama, Limited Obligation			Colorado Health Facilities Authority, Revenue
School Warrants Series A:			Refunding Bonds (Christian Living Communities
5%, 1/01/09	$ 600	$ 600,000	Project), Series A, 5.75%, 1/01/37	$ 450	$ 246,402
5%, 1/01/10	180	155,005	Connecticut — 2.2%
Tuscaloosa, Alabama, Special Care Facilities Financing			Connecticut State Health and Educational Facilities
Authority, Residential Care Facility Revenue			Authority Revenue Bonds (University of Hartford),
Bonds (Capstone Village, Inc. Project), Series A,			Series G, 5.25%, 7/01/36 (c)	1,000	699,340
5.875%, 8/01/36 (a)(b)	500	272,450	Mashantucket Western Pequot Tribe, Connecticut,
		1,027,455	Revenue Refunding Bonds, Sub-Series A,
Arizona — 8.0%			5.50%, 9/01/36	500	294,070
Maricopa County, Arizona, IDA, Education Revenue					993,410
Bonds (Arizona Charter Schools Project 1), Series A:			Florida — 8.6%
6.625%, 7/01/20	250	184,968	Capital Region Community Development District,
6.75%, 7/01/29	300	197,169	Florida, Special Assessment Revenue Bonds,
Maricopa County, Arizona, IDA, M/F Housing Revenue			Series A, 7%, 5/01/39	215	133,655
Bonds (Sun King Apartments Project), Series A,			Highland Meadows Community Development District,
6.75%, 5/01/31	185	124,405	Florida, Special Assessment Bonds, Series A,
Phoenix, Arizona, IDA, Airport Facility, Revenue			5.50%, 5/01/36	490	235,474
Refunding Bonds (America West Airlines Inc.			Jacksonville, Florida, Economic Development
Project), AMT, 6.30%, 4/01/23	1,000	556,340	Commission, IDR (Gerdau Ameristeel US, Inc.), AMT,
Pima County, Arizona, IDA, Education Revenue Bonds			5.30%, 5/01/37	300	129,000
(American Charter Schools Foundation), Series A,			Lee County, Florida, IDA, Health Care Facilities,
5.625%, 7/01/38	685	420,097	Revenue Refunding Bonds (Shell Point/Alliance
Pima County, Arizona, IDA, Education Revenue			Obligor Group):
Refunding Bonds (Arizona Charter Schools Project),			5%, 11/15/29	500	288,290
Series O, 5.25%, 7/01/31	285	170,818	5%, 11/15/32	600	351,174
Pima County, Arizona, IDA, Revenue Bonds			Lee County, Florida, IDA, IDR (Lee Charter
(Tucson Electric Power Company), Series A,			Foundation), Series A, 5.375%, 6/15/37	570	310,872
6.375%, 9/01/29	780	620,108	New River Community Development District, Florida,
Queen Creek Improvement District Number 001,			Capital Improvement Revenue Bonds, Series B,
Arizona, Special Assessment Bonds, 5%, 1/01/32	500	279,910	5%, 5/01/13	500	200,000
Salt Verde Financial Corporation, Arizona, Senior Gas			Pine Ridge Plantation Community Development
Revenue Bonds:			District, Florida, Capital Improvement and Special
5%, 12/01/32	750	481,665	Assessment Bonds, Series B, 5%, 5/01/11	970	582,000
5%, 12/01/37	1,045	652,623	Santa Rosa Bay Bridge Authority, Florida, Revenue
		3,688,103	Bonds, 6.25%, 7/01/28	500	315,025
California — 4.1%			Sarasota County, Florida, Health Facilities Authority,
California Pollution Control Financing Authority,			Retirement Facility Revenue Refunding Bonds
Solid Waste Disposal Revenue Bonds (Waste			(Village on the Isle Project):
Management, Inc. Project), AMT, Series C,			5.50%, 1/01/27	210	124,931
5.125%, 11/01/23	750	478,672	5.50%, 1/01/32	190	102,803
Lammersville, California, School District, Special Tax			Sumter Landing Community Development District,
Bonds (Community Facilities District Number			Florida, Recreational Revenue Bonds, Sub-Series B,
2002 — Mountain House), 5.125%, 9/01/35	500	286,900	5.70%, 10/01/38	835	494,495
Roseville, California, Special Tax Bonds (Fiddyment			Tolomato Community Development District, Florida,
Ranch Community Facilities Number 1),			Special Assessment Bonds, 6.65%, 5/01/40	700	404,516
5.25%, 9/01/36	465	244,916	Watergrass Community Development District, Florida,
Southern California Public Power Authority, Natural			Special Assessment Revenue Bonds, Series A,
Gas Project Number 1 Revenue Bonds, Series A,			5.375%, 5/01/39	650	316,797
5%, 11/01/29	480	305,506			3,989,032
Temecula, California, Public Financing Authority,			Georgia — 3.1%
Community Facilities District Number 01-2, Special			Clayton County, Georgia, Tax Allocation Bonds
Tax Refunding Bonds, Sub-Series B, 5.10%, 9/01/36	500	283,975	(Ellenwood Project), 7.50%, 7/01/33	690	544,120
Temecula Valley, California, Unified School District,			Richmond County, Georgia, Development Authority,
Community Facilities District Number 2005-1,			Environmental Improvement Revenue Bonds
Special Tax Bonds, 5%, 9/01/36	565	315,434	(International Paper Co. Projects), AMT, Series A,
		1,915,403	5%, 8/01/30	1,000	512,420

See Notes to Financial Statements. 38 SEMI-ANNUAL REPORT DECEMBER 31, 2008

Schedule of Investments (continued)			BlackRock High Yield Municipal Fund
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

Georgia (concluded)			Maryland (concluded)
Rockdale County, Georgia, Development Authority			Maryland State Energy Financing Administration,
Revenue Bonds (Visy Paper Project), AMT, Series A,			Limited Obligation Revenue Bonds (Cogeneration-
6.125%, 1/01/34	$ 600	$ 372,744	AES Warrior Run), AMT, 7.40%, 9/01/19	$ 1,000	$ 693,120
		1,429,284	Maryland State Health and Higher Educational
			Facilities Authority Revenue Bonds:
Illinois — 1.4%			(King Farm Presbyterian Community), Series A,
Chicago, Illinois, O’Hare International Airport, Special			5.30%, 1/01/37	500	243,960
Facility Revenue Refunding Bonds (American			(Washington Christian Academy), 5.25%, 7/01/18	250	183,898
Airlines Inc. Project), 5.50%, 12/01/30	1,000	358,520
Illinois State Finance Authority Revenue Bonds					1,674,919
(Monarch Landing, Inc. Project), Series A,			Massachusetts — 2.1%
7%, 12/01/37	430	269,502	Massachusetts State Development Finance Agency
		628,022	Revenue Bonds, Series A:
			(Curry College), 5.25%, 3/01/26 (g)	390	280,714
Indiana — 2.5%			(Linden Ponds, Inc. Facility), 5.75%, 11/15/35	500	243,800
Indiana Health and Educational Facilities Financing			Massachusetts State Health and Educational
Authority, Hospital Revenue Bonds (Community			Facilities Authority, Revenue Refunding Bonds
Foundation of Northwest Indiana), 5.50%, 3/01/37	700	462,168	(Bay Cove Human Services Issue), Series A,
Indiana Health Facilities Financing Authority, Hospital			5.90%, 4/01/28	640	424,122
Revenue Refunding Bonds (Methodist Hospital, Inc.):
5.375%, 9/15/22	185	141,292			948,636
5.50%, 9/15/31	525	353,262	Michigan — 0.7%
Vigo County, Indiana, Hospital Authority Revenue			Advanced Technology Academy, Michigan, Revenue
Bonds (Union Hospital, Inc.):			Bonds, 6%, 11/01/37	275	183,496
5.70%, 9/01/37	155	88,581	Garden City, Michigan, Hospital Finance Authority,
5.75%, 9/01/42	190	106,968	Hospital Revenue Refunding Bonds (Garden City
		1,152,271	Hospital Obligation), Series A, 5%, 8/15/38	310	150,861
Iowa — 0.8%					334,357
Iowa Financing Authority, Health Facilities Revenue			Missouri — 1.0%
Refunding Bonds (Care Initiatives Project), Series A,			Kansas City, Missouri, Tax Increment Financing
5%, 7/01/19	500	354,905	Commission, Tax Allocation Revenue Bonds
Kansas — 2.9%			(Kansas City MainCor Project), Series A,
Lenexa, Kansas, Health Care Facility, Revenue			5.25%, 3/01/18	600	481,020
Refunding Bonds, 5.50%, 5/15/39	1,100	539,242	Nevada — 0.5%
Sedgwick and Shawnee Counties, Kansas,			Clark County, Nevada, IDR, AMT, Series A:
S/F Mortgage Revenue Bonds (Mortgage-Backed			(Nevada Power Company Project),
Securities Program), AMT, Series B-2,			5.60%, 10/01/30	415	223,627
5.25%, 12/01/38 (d)(e)(f)	820	746,561	(Southwest Gas Corporation Project),
Wyandotte County, Kansas, Kansas City Unified			4.75%, 9/01/36 (h)	20	10,310
Government Revenue Refunding Bonds (General					233,937
Motors Corporation Project), 6%, 6/01/25	450	71,996
			New Hampshire — 2.8%
		1,357,799	New Hampshire Health and Education Facilities
Louisiana — 1.2%			Authority, Revenue Refunding Bonds:
Louisiana Local Government Environmental Facilities			(Havenwood-Heritage Heights Retirement
and Community Development Authority Revenue			Community),
Bonds (Westlake Chemical Corporation),			Series A, 5.40%, 1/01/30	950	536,921
6.75%, 11/01/32	1,000	545,500	(Southern New Hampshire University),
Maine — 1.2%			5%, 1/01/27 (g)	1,015	750,440
Jay, Maine, Solid Waste Disposal, Revenue Refunding					1,287,361
Bonds (International Paper Company Project), AMT,			New Jersey — 7.3%
Series A, 4.90%, 11/01/17	750	526,027	Burlington County, New Jersey, Bridge Commission,

Maryland — 3.6%			EDR, Refunding (The Evergreens Project),
Baltimore, Maryland, Convention Center Hotel			5.625%, 1/01/38	750	411,787
Revenue Bonds, Sub-Series B, 5.875%, 9/01/39	540	288,236	New Jersey EDA, Cigarette Tax Revenue Bonds,
Howard County, Maryland, Retirement Community			5.50%, 6/15/24	1,140	838,504
Revenue Refunding Bonds (Columbia Vantage			New Jersey EDA, Retirement Community Revenue
House Corporation), Series A, 5.25%, 4/01/33	500	265,705	Refunding Bonds (Seabrook Village, Inc.),
			5.25%, 11/15/36	1,000	538,060

See Notes to Financial Statements. SEMI-ANNUAL REPORT DECEMBER 31, 2008 39

Schedule of Investments (continued)			BlackRock High Yield Municipal Fund
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

New Jersey (concluded)			Pennsylvania (concluded)
New Jersey EDA, Special Facility Revenue Bonds			Susquehanna Area Regional Airport Authority,
(Continental Airlines Inc. Project), AMT,			Pennsylvania, Airport System Revenue Bonds, AMT,
6.625%, 9/15/12	$ 490	$ 365,589	Series A, 6.50%, 1/01/38	$ 500	$ 324,195
New Jersey Health Care Facilities Financing Authority					1,391,667
Revenue Bonds (Pascack Valley Hospital
Association), 6.625%, 7/01/36 (a)(b)	650	21,775	Rhode Island — 1.6%
New Jersey Health Care Facilities Financing Authority,			Rhode Island Housing and Mortgage Finance
Revenue Refunding Bonds:			Corporation, Homeownership Opportunity Revenue
(Saint Joseph’s Healthcare System),			Bonds, AMT, Series 53-B, 5%, 10/01/46	1,000	735,250
6.625%, 7/01/38	725	509,740	South Carolina — 2.5%
(South Jersey Hospital System), 5%, 7/01/46	1,000	685,390	Connector 2000 Association, Inc., South Carolina,
		3,370,845	Toll Road and Capital Appreciation Revenue Bonds,
			Senior-Series B, 8.43%, 1/01/15 (i)	1,000	496,970
New York — 1.5%			Myrtle Beach, South Carolina, Tax Increment Revenue
Genesee County, New York, IDA, Civic Facility Revenue			Bonds (Myrtle Beach Air Force Base), Series A,
Refunding Bonds (United Memorial Medical Center			5.25%, 11/01/26	500	292,180
Project), 5%, 12/01/32	500	264,635	South Carolina Jobs, EDA, Health Care Facilities, First
New York City, New York, City IDA, Special Facility			Mortgage Revenue Refunding Bonds (Lutheran
Revenue Bonds (JetBlue Airways Corporation			Homes), 5.50%, 5/01/28	600	371,550
Project), AMT, 5.125%, 5/15/30	750	310,035
New York Liberty Development Corporation Revenue					1,160,700
Bonds (National Sports Museum Project), Series A,			Tennessee — 1.8%
6.125%, 2/15/19 (a)(b)	1,000	117,500	Tennessee Energy Acquisition Corporation, Gas
		692,170	Revenue Bonds, Series A, 5.25%, 9/01/26	1,250	851,488
North Carolina — 2.5%			Texas — 7.9%
North Carolina Medical Care Commission,			Brazos River Authority, Texas, PCR, Refunding (TXU
Health Care Facilities, First Mortgage Revenue			Energy Company LLC Project), AMT, Series A,
Refunding Bonds (Deerfield Episcopal Project),			8.25%, 10/01/30	750	508,590
Series A, 6%, 11/01/33	800	577,808	Dallas-Fort Worth, Texas, International Airport
North Carolina Medical Care Commission, Retirement			Facility Improvement Corporation, Revenue
Facilities Revenue Refunding Bonds (Carolina			Refunding Bonds (American Airlines, Inc.), AMT,
Village Project), 6%, 4/01/38	1,000	583,610	5.50%, 11/01/30	1,000	355,230
			Danbury, Texas, Higher Education Authority Revenue
		1,161,418	Bonds (A.W. Brown-Fellowship Charter School),
North Dakota — 1.3%			Series A, 5%, 8/15/26 (g)	355	224,779
Ward County, North Dakota, Health Care Facility			HFDC of Central Texas, Inc., Retirement Facilities
Revenue Refunding Bonds (Trinity Health Obligated			Revenue Bonds, Series A, 5.75%, 11/01/36	655	357,473
Group), 5.125%, 7/01/29	1,000	620,080	Houston, Texas, Airport System, Special Facilities
Ohio — 2.3%			Revenue Bonds (Continental Airlines), AMT,
Buckeye Tobacco Settlement Financing Authority,			Series E, 7.375%, 7/01/22	500	293,300
Ohio, Tobacco Settlement Asset-Backed Bonds,			North Texas Tollway Authority, System Revenue
Series A-2, 6.50%, 6/01/47	760	454,085	Refunding Bonds, Second Tier, Series F,
Richland County, Ohio, Hospital Facilities Revenue			6.125%, 1/01/31	1,150	1,023,776
Refunding Bonds (MedCentral Health System),			Texas State Public Financing Authority, Charter School
5.25%, 11/15/36	875	618,249	Financing Corporation, Revenue Refunding Bonds
			(KIPP, Inc.), Series A (g):
		1,072,334	5%, 2/15/28	680	372,280
Pennsylvania — 3.0%			5%, 2/15/36	1,000	499,680
Allegheny County, Pennsylvania, Hospital					3,635,108
Development Authority, Revenue Refunding Bonds
(West Penn Allegheny Health System), Series A,			Virginia — 10.9%
5.375%, 11/15/40	735	348,780	Albemarle County, Virginia, IDA, Residential Care
Harrisburg, Pennsylvania, Authority, University Revenue			Facilities, Mortgage Revenue Refunding Bonds
Bonds (Harrisburg University of Science), Series B,			(Westminster-Canterbury), 5%, 1/01/31	1,150	677,373
6%, 9/01/36	500	322,410	Fairfax County, Virginia, EDA, Residential Care
New Morgan, Pennsylvania, IDA, Solid Waste Disposal			Facilities, Mortgage Revenue Refunding Bonds
Revenue Bonds (New Morgan Landfill Company, Inc.			(Goodwin House, Inc.), 5.125%, 10/01/42	300	157,332
Project), AMT, 6.50%, 4/01/19	515	396,282	Fairfax County, Virginia, EDA, Retirement Revenue
			Refunding Bonds (Greenspring Village Inc.),
			Series A, 4.875%, 10/01/36	500	299,760

See Notes to Financial Statements. 40 SEMI-ANNUAL REPORT DECEMBER 31, 2008

Schedule of Investments (concluded) BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Virginia (concluded)
Henrico County, Virginia, EDA, Residential Care
Facility, Mortgage Revenue Refunding Bonds
(Westminster-Canterbury Of Winchester, Inc.),
5%, 10/01/27	$ 450	$ 301,352
Lexington, Virginia, IDA, Residential Care Facility,
Mortgage Revenue Refunding Bonds (Kendal at
Lexington), Series A, 5.375%, 1/01/28	210	127,926
Tobacco Settlement Financing Corporation of Virginia,
Revenue Refunding Bonds, Senior Series B-1,
5%, 6/01/47	130	64,507
Virginia State, HDA, Commonwealth Mortgage
Revenue Bonds, Series H, Sub-Series H-1 (j):
5.35%, 7/01/31	1,000	926,120
5.375%, 7/01/36	2,110	1,915,057
Watkins Centre Community Development Authority,
Virginia, Revenue Bonds, 5.40%, 3/01/20	750	561,720
		5,031,147
Wisconsin — 0.8%
Wisconsin State Health and Educational Facilities
Authority, Revenue Refunding Bonds (Franciscan
Sisters Healthcare), 5%, 9/01/26	500	354,910
Wyoming — 1.6%
Wyoming Municipal Power Agency, Power Supply
Revenue Bonds, Series A, 5.375%, 1/01/42	900	741,222
Total Long-Term Investments
(Cost — $69,146,422) — 94.4%		43,632,182

Short-Term Securities	Shares
Merrill Lynch Institutional Tax-Exempt Fund,
1.18% (k)(l)	1,701,691	1,701,691
Total Short-Term Securities
(Cost — $1,701,691) — 3.7%		1,701,691
Total Investments (Cost — $70,848,113*) — 98.1%		45,333,873
Other Assets Less Liabilities — 1.9%		896,761
Net Assets — 100.0%	$ 46,230,634

* The cost and unrealized appreciation (depreciation) of investments as of
	December 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 70,848,529
Gross unrealized appreciation	$ 60,205
Gross unrealized depreciation		(25,574,861)
Net unrealized depreciation	$ (25,514,656)

(a) Non-income producing security.
(b)	Issuer filed for bankruptcy and/or is in default of interest payments.
(c) Radian Insured.
(d) GNMA Collateralized.
(e) FHLMC Collateralized.
(f) FNMA Collateralized.
(g) ACA Insured.
(h) FGIC Insured.

(i)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(j)	MBIA Insured.
(k)	Represents the current yield as of report date.
(l)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Net
	Affiliate	Activity	Income
Merrill Lynch Institutional
	Tax-Exempt Fund	$(4,109,019)	$25,965

•Effective July 1, 2008, the Fund adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value
Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indi-
cation of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$ 1,701,691
Level 2	43,632,182
Level 3	—
Total	$ 45,333,873

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2008 41

Schedule of Investments December 31, 2008 (Unaudited)				BlackRock New York Municipal Bond Fund
				(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

New York — 82.8%
Albany, New York, IDA, Civic Facility Revenue Refunding
Bonds (Albany College of Pharmacy Project),
Series A, 5.625%, 12/01/34	$ 700	$ 451,465

Chautauqua, New York, Tobacco Asset Securitization
Corporation, Revenue Bonds, 6.75%, 7/01/40	1,000	799,600

Dutchess County, New York, IDA, Civic Facility
Revenue Bonds (Saint Francis Hospital), Series B,
7.25%, 3/01/19	1,035	910,479

Dutchess County, New York, IDA, Civic Facility Revenue
Refunding Bonds (Bard College), Series A-2,
4.50%, 8/01/36	1,000	714,230

Erie County, New York, IDA, Life Care Community
Revenue Bonds (Episcopal Church Home), Series A:
5.875%, 2/01/18	1,500	1,222,260
6%, 2/01/28	3,000	2,045,040

Erie County, New York, Tobacco Asset Securitization
Corporation, Asset-Backed Revenue Bonds, Class A,
6.25%, 7/15/10 (a)	4,000	4,332,360

Essex County, New York, IDA, Environmental
Improvement Revenue Bonds (International Paper
Company Project), AMT, Series A, 6.625%, 9/01/32	350	233,803

Genesee County, New York, IDA, Civic Facility Revenue
Refunding Bonds (United Memorial Medical
Center Project):
5%, 12/01/27	500	283,605
5%, 12/01/32	1,080	571,612

Hempstead Town, New York, IDA, Civic Facility Revenue
Bonds (Adelphi University Civic Facility):
5.75%, 6/01/22	1,700	1,720,417
5.50%, 6/01/32	2,250	2,139,165

Hudson Yards Infrastructure Corporation, New York,
Revenue Bonds, Series A:
4.50%, 2/15/47 (b)	930	601,775
5%, 2/15/47 (c)	1,000	708,680

Long Island Power Authority, New York, Electric System
Revenue Refunding Bonds, Series A, 6%, 5/01/33	2,450	2,466,635

Madison County, New York, IDA, Civic Facility Revenue
Bonds (Commons II LLC — Student Housing),
Series A, 5%, 6/01/33 (d)	400	278,224

Metropolitan Transportation Authority, New York,
Revenue Bonds:
Series A, 4.50%, 11/15/38	2,700	2,031,858
Series C, 6.50%, 11/15/28	1,600	1,669,712

Metropolitan Transportation Authority, New York,
Service Contract Revenue Refunding Bonds,
Series A, 5.125%, 1/01/29	1,000	904,270

Metropolitan Transportation Authority, New York,
Transportation Revenue Refunding Bonds, Series F:
5%, 11/15/30	4,000	3,538,200
5%, 11/15/35	955	815,866

Monroe County, New York, IDA, Revenue Bonds
(Southview Towers Project), AMT, 6.25%, 2/01/31 (e)	1,000	953,960

Monroe County, New York, IDA, Student Housing
Revenue Bonds (Collegiate), Series A,
5.375%, 4/01/29	445	282,339

New York (continued)
Nassau County, New York, IDA, Civic Facility Revenue
Refunding Bonds (Special Needs Facilities Pooled
Program), Series F-1, 4.90%, 7/01/21 (f)	$ 525	$ 360,843

Nassau County, New York, Tobacco Settlement
Corporation, Senior Asset-Backed Revenue Refunding
Bonds, Series A-3, 5%, 6/01/35	2,000	1,232,640

New York City, New York, City Housing Development
Corporation, M/F Housing Revenue Bonds, AMT:
Series A, 5.50%, 11/01/34	2,500	2,011,800
Series C, 5.05%, 11/01/36	1,220	949,721

New York City, New York, City Housing Development
Corporation, Presidential Revenue Bonds (The Animal
Medical Center), Series A, 5.50%, 12/01/33	2,485	2,185,756

New York City, New York, City IDA, Civic Facility
Revenue Bonds:
(A Very Special Place Inc. Project), Series A,
6.125%, 1/01/13	355	317,185
(A Very Special Place Inc. Project), Series A,
7%, 1/01/33	1,600	1,140,896
(PSCH Inc. Project), 6.375%, 7/01/33	6,000	4,292,220
Series C, 6.80%, 6/01/28	2,500	2,128,375
(Special Needs Facility Pooled Program),
Series A-1, 6.50%, 7/01/17	1,000	821,600
(Special Needs Facility Pooled Program),
Series C-1, 6.50%, 7/01/17	2,540	2,090,725

New York City, New York, City IDA, Civic Facility Revenue
Refunding Bonds (Special Needs Facilities Pooled
Program)(f):
Series A-1, 4.375%, 7/01/20	1,000	683,650
Series A-1, 4.50%, 7/01/30	210	115,206
Series C-1, 5.10%, 7/01/31	525	313,598

New York City, New York, City IDA, PILOT Revenue Bonds:
(Queen Baseball Stadium Project)
5%, 1/01/36 (g)	2,000	1,379,720
(Queen Baseball Stadium Project)
5%, 1/01/39 (g)	1,250	848,587
(Queen Baseball Stadium Project)
5%, 1/01/46 (g)	3,150	2,069,959
(Yankee Stadium Project) 5%, 3/01/36 (b)	500	347,135
(Yankee Stadium Project) 5%, 3/01/46 (c)	400	262,668

New York City, New York, City IDA, Special Facility
Revenue Bonds, AMT:
(1990 American Airlines Inc. Project),
5.40%, 7/01/20	3,500	1,185,450
(British Airways Plc Project), 5.25%, 12/01/32	1,000	478,640
(Continental Airlines Inc. Project), 8%, 11/01/12	1,250	1,066,112
(Continental Airlines Inc. Project),
8.375%, 11/01/16	250	179,635
(Continental Airlines Inc. Project), 7.75%, 8/01/31	2,000	1,210,540

New York City, New York, City IDA, Special Facility
Revenue Refunding Bonds (Terminal One Group
Association Project), AMT, 5.50%, 1/01/24	2,500	2,183,275

New York City, New York, City Municipal Water Finance
Authority, Water and Sewer System Revenue Bonds,
Series A:
4.25%, 6/15/33	1,000	799,970
5.75%, 6/15/40	500	511,250

See Notes to Financial Statements.

42 SEMI-ANNUAL REPORT

DECEMBER 31, 2008

Schedule of Investments (continued)			BlackRock New York Municipal Bond Fund
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

New York (continued)			New York (continued)
New York City, New York, City Transitional Finance			New York State Dormitory Authority Revenue Bonds:
Authority, Building Aid Revenue Bonds:			(Rochester University), Series A,
Series S-1, 5.625%, 7/15/38	$ 200	$ 195,074	5.125%, 7/01/14 (a)	$ 1,500	$ 1,739,595
Series S-2, 4.50%, 1/15/31 (b)(c)	1,250	1,057,512	(Rochester University), Series A, 5.25%, 7/01/23	250	253,153
New York City, New York, City Transitional Finance			(School Districts Financing Program), Series E,
Authority, Building Aid Revenue Refunding Bonds,			5.75%, 10/01/30 (b)	1,180	1,183,422
Series S-1, 4.50%, 1/15/38	1,000	829,880	New York State Dormitory Authority, Revenue Refunding
New York City, New York, City Transitional Finance			Bonds (Upstate Community Colleges), Series B,
Authority, Future Tax-Secured Revenue Bonds,			5.25%, 7/01/21	1,565	1,607,052
Series B, 5.50%, 2/01/17	170	180,321	New York State Dormitory Authority, State Personal
New York City, New York, IDA, Civic Facility Revenue			Income Tax Revenue Bonds (Education), Series B,
Bonds (Lycee Francais de New York Project),			5.25%, 3/15/38	2,000	1,941,700
Series A (f):			New York State Dormitory Authority, State Supported
5.50%, 6/01/15	250	234,817	Debt Revenue Bonds (Mental Health Services
5.375%, 6/01/23	300	227,403	Facilities), Series A, 5%, 2/15/33 (j)	1,800	1,627,074
New York Convention Center Development Corporation,			New York State Energy Research and Development
New York, Revenue Bonds (Hotel Unit Fee Secured) (g):			Authority, PCR, Refunding (Central Hudson Gas and
5%, 11/15/35	4,950	4,334,814	Electric), Series A, 5.45%, 8/01/27 (g)	2,000	1,992,960
5%, 11/15/44	1,340	1,133,385	New York State Environmental Facilities Corporation,
New York Counties Tobacco Trust I, Tobacco Pass-Thru			Special Obligation Revenue Refunding Bonds
Bonds, Series B:			(Riverbank State Park), 6.25%, 4/01/12 (g)	3,000	3,168,120
6.50%, 6/01/10 (a)	1,550	1,661,073	New York State, GO, Series A, 4.125%, 3/01/37 (c)(b)	485	357,877
6.625%, 6/01/10 (a)	1,010	1,084,134
6.50%, 6/01/35	750	602,572	New York State, HFA, M/F Housing Revenue Bonds,
6.625%, 6/01/42	490	383,954	Series A, AMT:
			(Division Street), 5.10%, 2/15/38 (e)	875	665,954
New York Liberty Development Corporation			(Kensico Terrace Apartments), 4.90%, 2/15/38 (e)	645	476,468
Revenue Bonds:			(Watergate II), 4.75%, 2/15/34	580	420,187
(Goldman Sachs Headquarters),
5.25%, 10/01/35	1,000	750,940	New York State Mortgage Agency, Homeowner Mortgage
(National Sports Museum Project), Series A,			Revenue Bonds, AMT, Series 143, 4.90%, 10/01/37	1,900	1,410,503
6.125%, 2/15/19 (h)(i)	1,000	117,500	New York State Mortgage Agency, Homeowner Mortgage
New York State Dormitory Authority, Non-State			Revenue Refunding Bonds, AMT, Series 133,
Supported Debt, Lease Revenue Bonds (Municipal			4.95%, 10/01/21	1,000	882,150
Health Facilities Improvement Program), Sub-Series			New York State Municipal Bond Bank Agency,
2-4, 4.75%, 1/15/30	2,600	2,279,212	Special School Purpose Revenue Bonds, Series C,
New York State Dormitory Authority, Non-State			5.25%, 12/01/22	1,000	993,810
Supported Debt Revenue Bonds:			New York State Thruway Authority, Highway and Bridge
(New York University Hospitals Center), Series B,			Trust Fund, Revenue Refunding Bonds, Series C,
5.625%, 7/01/37	530	308,402	5%, 4/01/20 (g)	2,190	2,223,485
(Rochester Institute of Technology), Series A,			New York State Urban Development Corporation,
6%, 7/01/33	1,000	1,016,640	Revenue Refunding Bonds:
New York State Dormitory Authority, Non-State			(Clarkson Center Advance Materials),
Supported Debt, Revenue Refunding Bonds:			5.50%, 1/01/20	1,685	1,820,811
(Mount Sinai-NYU Medical Center Health System),			(University Facility Grants), 5.50%, 1/01/19	3,500	3,832,500
Series A, 6.625%, 7/01/10 (a)	3,200	3,491,776	Niagara County, New York, IDA, Solid Waste Disposal
(Mount Sinai-NYU Medical Center Health System),			Revenue Refunding Bonds, AMT, Series A,
Series A, 6.625%, 7/01/18	1,650	1,634,572	5.45%, 11/15/26	3,975	3,518,074
(New York University Hospital Center), Series A,
5%, 7/01/16	1,130	847,579	Niagara County, New York, Tobacco Asset Securitization
(School Districts Financing Program), Series B,			Corporation, Asset-Backed Revenue Bonds,
5%, 4/01/36 (j)	1,000	929,730	6.25%, 5/15/40	1,000	746,090
New York State Dormitory Authority, Nursing Home			North Country, New York, Development Authority, Solid
Revenue Refunding Bonds (Menorah Campus Inc.),			Waste Management System, Revenue Refunding
6.10%, 2/01/37 (k)	1,000	999,940	Bonds, 6%, 5/15/15 (j)	1,000	1,082,460

See Notes to Financial Statements. SEMI-ANNUAL REPORT DECEMBER 31, 2008 43

Schedule of Investments (continued)			BlackRock New York Municipal Bond Fund
			(Percentages shown are based on Net Assets)
	Par			Par
Municipal Bonds	(000)	Value	Municipal Bonds	(000)	Value

New York (continued)			New York (concluded)
Onondaga County, New York, IDA, Revenue Bonds			Triborough Bridge and Tunnel Authority, New York,
(Air Cargo), AMT:			Revenue Refunding Bonds:
6.125%, 1/01/32	$ 3,955	$ 2,666,342	5.25%, 11/15/23 (b)	$ 3,900	$ 3,921,450
7.25%, 1/01/32	1,365	1,033,319	Series B, 5%, 11/15/27	2,000	1,961,580
Orange County, New York, IDA, Civic Facility Revenue			Series B, 5.125%, 11/15/29	1,000	976,760
Bonds (Special Needs Facilities Pooled Program),			Troy, New York, City School District, GO, Refunding (j):
Series G-1, 4.90%, 7/01/21 (f)	845	589,126	5.75%, 7/15/17	765	790,857
Port Authority of New York and New Jersey, Consolidated			5.75%, 7/15/18	805	828,788
Revenue Refunding Bonds, 132nd Series,			5.75%, 7/15/19	850	872,432
5%, 9/01/25	1,000	984,710	Utica, New York, IDA, Civic Facility Revenue Bonds:
Port Authority of New York and New Jersey, Special			(Munson, Williams, Proctor Institute),
Obligation Revenue Bonds (JFK International Air			5.375%, 7/15/20	1,000	1,011,230
Terminal LLC), AMT, Series 6 (b):			(Munson, Williams, Proctor Institute),
6.25%, 12/01/10	5,250	5,274,308	5.40%, 7/15/30	1,210	1,190,313
6.25%, 12/01/11	2,555	2,548,331	(Utica College Project), Series A, 5.75%, 8/01/28	1,505	1,014,189
6.25%, 12/01/13	1,575	1,516,536	Webster, New York, Central School District, GO,
6.25%, 12/01/14	2,620	2,483,262	Refunding, 5%, 6/15/23 (j)	1,000	1,011,200
Rensselaer County, New York, IDA, Civic Facility			Westchester County, New York, IDA, Civic Facility
Revenue Bonds (Rensselaer Polytechnic Institute),			Revenue Bonds (Special Needs Facilities Pooled
5%, 3/01/36	700	604,177	Program), Series E-1, 4.90%, 7/01/21 (f)	350	233,142
Rochester, New York, Housing Authority, Mortgage			Westchester County, New York, IDA, Continuing Care
Revenue Bonds (Andrews Terrace Apartments			Retirement, Mortgage Revenue Bonds (Kendal on
Project), AMT, 4.70%, 12/20/38 (l)	500	354,595	Hudson Project), Series A, 6.50%, 1/01/13 (a)	5,200	6,123,728
Sachem Central School District (Holbrook), New York,			Yonkers, New York, IDA, Revenue Bonds (Sacred
GO, Series B, 5%, 10/15/13 (a)(b)	2,300	2,623,817	Heart Associates, LP Project), AMT, Series A,
Schenectady, New York, IDA, Civic Facility Revenue			5%, 10/01/37 (e)	1,000	768,770
Refunding Bonds (Union College Project),					178,007,056
5%, 7/01/31	2,900	2,617,250
Suffolk County, New York, IDA, Civic Facility Revenue			Guam — 0.9%
Bonds:			Guam Economic Development and Commerce
(Huntington Hospital Project), Series B,			Authority, Tobacco Settlement Asset-Backed Revenue
5.875%, 11/01/32	2,000	1,546,060	Refunding Bonds, 5.625%, 6/01/47	1,075	704,469
(Special Needs Facilities Pooled Program),			Guam Government Waterworks Authority, Water and
Series D-1, 6.50%, 7/01/17	135	110,746	Wastewater System, Revenue Refunding Bonds,
(Special Needs Facilities Pooled Program),			5.875%, 7/01/35	2,000	1,319,480
Series D-1, 4.90%, 7/01/21 (f)	330	230,073			2,023,949
Suffolk County, New York, IDA, IDR (Keyspan-Port
Jefferson), AMT, 5.25%, 6/01/27	1,360	970,904	Puerto Rico — 8.5%
Suffolk County, New York, IDA, IDR, Refunding			Children's Trust Fund Project of Puerto Rico,
(Nissequogue Cogeneration Partners Facility), AMT,			Tobacco Settlement Revenue Refunding Bonds,
5.50%, 1/01/23	5,000	3,419,200	5.625%, 5/15/43	1,000	665,360
Suffolk County, New York, IDA, Solid Waste Disposal			Puerto Rico Commonwealth Aqueduct and Sewer
Facility, Revenue Refunding Bonds (Ogden			Authority, Senior Lien Revenue Bonds, Series A,
Martin System Huntington Project), AMT,			6%, 7/01/38	2,000	1,641,540
6.25%, 10/01/12 (g)	7,155	7,285,436
			Puerto Rico Commonwealth Infrastructure Financing
Sullivan County, New York, IDA, Civic Facility Revenue			Authority, Special Tax and Capital Appreciation
Bonds (Special Needs Facilities Pooled Program),			Revenue Bonds, Series A (m):
Series H-1, 4.90%, 7/01/21 (f)	330	230,073	4.77%, 7/01/42 (c)	7,470	660,796
Tobacco Settlement Financing Corporation of New York			5%, 7/01/44 (g)	1,100	83,908
Revenue Bonds, Series A-1, 5.25%, 6/01/20 (g)	1,455	1,412,398	Puerto Rico Commonwealth, Public Improvement,
Tompkins County, New York, IDA, Care Community			GO 5.75%, 7/01/10 (a)(b)	9,500	10,123,011
Revenue Refunding Bonds (Kendal at Ithaca),			Puerto Rico Housing Financing Authority, Capital
Series A-2:			Funding Program, Subordinate Revenue Refunding
5.75%, 7/01/18	900	842,418	Bonds, 5.125%, 12/01/27	3,000	2,814,930
6%, 7/01/24	1,000	872,150

See Notes to Financial Statements. 44 SEMI-ANNUAL REPORT DECEMBER 31, 2008

Schedule of Investments (concluded) BlackRock New York Municipal Bond Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Puerto Rico (concluded)
Puerto Rico Industrial, Medical and Environmental
Pollution Control Facilities Financing Authority,
Special Facilities Revenue Bonds (American
Airlines Inc.), Series A, 6.45%, 12/01/25	$ 1,000	$ 440,250
Puerto Rico Industrial, Tourist, Educational, Medical
and Environmental Control Facilities Revenue Bonds:
(Cogeneration Facility-AES Puerto Rico Project),
AMT, 6.625%, 6/01/26	1,420	1,148,397
(University Plaza Project), Series A, 5%, 7/01/33 (b)	1,000	712,910
Puerto Rico Public Buildings Authority,
Government Facilities Revenue Bonds, Series I,
5.25%, 7/01/14 (a)(n)	55	61,706
		18,352,808
U.S. Virgin Islands — 1.5%
Virgin Islands Government Refinery Facilities, Revenue
Refunding Bonds (Hovensa Coker Project), AMT,
6.50%, 7/01/21	4,500	3,240,495
Total Municipal Bonds — 93.7%		201,624,308

Municipal Bonds Transferred to
Tender Option Bond Trusts (o)
New York — 1.8%
New York City, New York, GO, Refunding, Series B,
5.25%, 8/01/16	1,800	1,738,836
New York State Mortgage Agency, Revenue Refunding
Bonds, AMT, Series 101, 5.40%, 4/01/32	2,621	2,187,506
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 1.8%		3,926,342
Total Long-Term Investments
(Cost — $233,905,279) — 95.5%		205,550,650

Short-Term Securities	Shares
CMA New York Municipal Money Fund,
0.73% (p)(q)	5,304,997	5,304,997
Total Short-Term Securities (Cost — $5,304,997) — 2.5%		5,304,997
Total Investments (Cost — $239,210,276*) — 98.0%		210,855,647
Other Assets Less Liabilities — 3.0%		6,380,510
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (1.0)%		(2,230,615)
Net Assets — 100.0%		$215,005,542

* The cost and unrealized appreciation (depreciation) of investments as of
December 31, 2008, as computed for federal income tax purposes, were as follows:
Aggregate cost		$236,665,190
Gross unrealized appreciation		$ 4,224,903
Gross unrealized depreciation		(32,245,693)
Net unrealized depreciation		$ (28,020,790)

(a) U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) MBIA Insured.
(c) FGIC Insured.
(d) CIFG Insured.
(e) SONYMA Insured.
(f) ACA Insured.
(g) AMBAC Insured.
(h) Non-income producing security.
(i)	Issuer filed for bankruptcy and/or is in default of interest payments.
(j) FSA Insured.
(k) FHA Insured.
(l) GNMA Collateralized.
(m)Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(n) Commonwealth Guaranteed.
(o) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial
Statements for details of municipal bonds transferred to tender option bond trusts.
(p) Investments in companies considered to be an affiliate of the Fund, for purpos-
es of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Net
Affiliate	Activity	Income
CMA New York Municipal Money Fund	2,431,409	$31,433
(q) Represents the current yield as of report date.
• Effective July 1, 2008, the Fund adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value
Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical securities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indi-
cation of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of December 31, 2008 in determining the fair valuation of the Fund’s investments:

Valuation		Investments in
Inputs		Securities
Assets
Level 1		$ 5,304,997
Level 2		205,550,650
Level 3		—
Total		$210,855,647

See Notes to Financial Statements.

SEMI-ANNUAL REPORT DECEMBER 31, 2008 45

Statements of Assets and Liabilities

	BlackRock	BlackRock	BlackRock	BlackRock	BlackRock
	Short-Term	Municipal	National	High Yield	New York
	Municipal	Insured	Municipal	Municipal	Municipal
December 31, 2008 (Unaudited)	Fund	Fund	Fund	Fund	Bond Fund

Assets
Investments at value — unaffiliated[1]	$ 344,481,411	$ 716,932,264	$1,483,036,760	$ 43,632,182	$ 205,550,650
Investments at value — affiliated[2]	35,331,546	22,124,754	135,344,328	1,701,691	5,304,997
Cash	65,266	16,337,011	94,589	87,639	51,524
Interest receivable	5,680,809	13,260,530	29,103,265	1,157,807	4,306,097
Investments sold receivable	—	3,321,962	4,799,684	—	2,960,082
Capital shares sold receivable	3,534,734	2,219,146	11,260,865	182,921	444,543
Prepaid expenses	43,472	37,559	135,316	25,629	30,584
Other assets	1,545	924,826	—	5,065	—
Total assets	389,138,783	775,158,052	1,663,774,807	46,792,934	218,648,477

Accrued Liabilities
Investments purchased payable	8,360,823	3,683,132	20,357,200	—	—
Income dividends payable	762,546	2,908,003	5,565,406	286,987	831,360
Capital shares redeemed payable	16,245,401	1,329,928	11,425,452	110,667	409,432
Interest expense and fees payable	—	614,643	64,182	—	19,368
Investment advisory fees payable	70,177	214,698	626,179	23,151	101,813
Distribution fees payable	35,586	85,049	318,017	3,347	36,762
Officer’s and Directors’/Trustees’ fees payable	116	252	572	10,998	81
Other affiliates payable	34,590	80,330	247,330	3,258	18,311
Other liabilities	—	—	931	97,000	—
Other accrued expenses payable	390	39,362	3,921	26,892	14,561
Total accrued liabilities	25,509,629	8,955,397	38,609,190	562,300	1,431,688

Other Liabilities
Trust certificates[3]	—	59,737,497	34,260,000	—	2,211,247
Total Liabilities	25,509,629	68,692,894	72,869,190	562,300	3,642,935
Net Assets	$ 363,629,154	$ 706,465,158	$1,590,905,617	$ 46,230,634	$ 215,005,542

Net Assets Consist of
BlackRock Shares, $0.10 par value[4]	$ 13,823	—	—	—	—
Institutional Shares, $0.10 par value[5,11]	2,107,383	7,025,666	$ 8,976,955	$ 653,714	$ 153,910
Investor A Shares, $0.10 par value[6,11]	261,674	2,315,150	5,794,583	30,765	181,760
Investor A1 Shares, $0.10 par value[7,11]	847,435	—	—	—	1,632,634
Investor B Shares, $0.10 par value[8,11]	106,893	362,004	594,709	—	150,586
Investor C Shares, $0.10 par value[9,11]	287,914	225,146	1,455,792	51,263	104,580
Investor C1 Shares, $0.10 par value[10,11]	—	505,835	1,011,324	—	131,421
Paid-in capital in excess of par	365,282,848	767,943,342	1,817,210,135	77,060,488	259,647,001
Undistributed net investment income	486,524	1,343,139	1,147,344	114,845	695,675
Accumulated net realized loss	(9,218,860)	(18,779,443)	(52,718,438)	(6,166,201)	(19,337,396)
Net unrealized appreciation/depreciation	3,453,520	(54,475,681)	(192,566,787)	(25,514,240)	(28,354,629)
Net Assets	$ 363,629,154	$ 706,465,158	$1,590,905,617	$ 46,230,634	$ 215,005,542

See Notes to Financial Statements.

46 SEMI-ANNUAL REPORT

DECEMBER 31, 2008

Statements of Assets and Liabilities (concluded)

	BlackRock	BlackRock	BlackRock	BlackRock	BlackRock
	Short-Term	Municipal	National	High Yield	New York
	Municipal	Insured	Municipal	Municipal	Municipal
December 31, 2008 (Unaudited)	Fund	Fund	Fund	Fund	Bond Fund
Net Asset Value
BlackRock:
Net assets	$ 1,387,215	—	—	—	—
Shares outstanding	138,226	—	—	—	—
Net asset value	$ 10.04	—	—	—	—
Institutional:
Net assets	$ 211,331,104	$ 475,756,523	$ 800,670,163	$ 41,078,812	$ 14,043,408
Shares outstanding	21,073,831	70,256,660	89,769,554	6,537,137	1,539,097
Net asset value	$ 10.03	$ 6.77	$ 8.92	$ 6.28	$ 9.12
Investor A:
Net assets	$ 26,253,274	$ 156,719,302	$ 517,080,649	$ 1,930,022	$ 16,597,614
Shares outstanding	2,616,737	23,151,499	57,945,834	307,654	1,817,596
Net asset value	$ 10.03	$ 6.77	$ 8.92	$ 6.27	$ 9.13
Investor A1:
Net assets	$ 85,054,240	—	—	—	$ 149,074,797
Shares outstanding	8,474,345	—	—	—	16,326,339
Net asset value	$ 10.04	—	—	—	$ 9.13
Investor B:
Net assets	$ 10,721,323	$ 24,493,865	$ 53,022,504	—	$ 13,745,151
Shares outstanding	1,068,927	3,620,039	5,947,091	—	1,505,856
Net asset value	$ 10.03	$ 6.77	$ 8.92	—	$ 9.13
Investor C:
Net assets	$ 28,881,998	$ 15,257,455	$ 129,917,241	$ 3,221,800	$ 9,545,639
Shares outstanding	2,879,138	2,251,463	14,557,915	512,633	1,045,802
Net asset value	$ 10.03	$ 6.78	$ 8.92	$ 6.28	$ 9.13
Investor C1:
Net assets	—	$ 34,238,013	$ 90,215,060	—	$ 11,998,933
Shares outstanding	—	5,058,350	10,113,236	—	1,314,208
Net asset value	—	$ 6.77	$ 8.92	—	$ 9.13
[1] Investments at cost — unaffiliated	$ 341,027,891	$ 771,307,868	$1,675,603,547	$ 69,146,422	$ 233,905,279
[2] Investments at cost — affiliated	$ 35,331,546	$ 22,224,831	$ 135,344,328	$ 1,701,691	$ 5,304,997
[3] Represents short-term floating rate certificates issued by tender option bond trusts.
[4] Authorized shares — BlackRock	150,000,000	—	—	—	—
[5] Authorized shares — Institutional	150,000,000	500,000,000	375,000,000	100,000,000	—
[6] Authorized shares — Investor A	150,000,000	500,000,000	375,000,000	100,000,000	—
[7] Authorized shares — Investor A1	150,000,000	—	—	—	—
[8] Authorized shares — Investor B	150,000,000	375,000,000	375,000,000	—	—
[9] Authorized shares — Investor C	150,000,000	375,000,000	375,000,000	100,000,000	—
[10] Authorized shares — Investor C1	—	375,000,000	375,000,000	—	—
[11] New York Municipal Bond Fund has unlimited number of shares authorized

See Notes to Financial Statements. SEMI-ANNUAL REPORT DECEMBER 31, 2008 47

Statements of Operations

	BlackRock	BlackRock	BlackRock	BlackRock	BlackRock
	Short-Term	Municipal	National	High Yield	New York
	Municipal	Insured	Municipal	Municipal	Municipal
Six Months Ended December 31, 2008 (Unaudited)	Fund	Fund	Fund	Fund	Bond Fund

Investment Income
Interest	$ 5,648,021	$ 19,484,512	$ 47,963,351	$ 2,270,771	$ 6,885,406
Income — affiliated	176,184	929,557	1,120,259	26,016	31,446
Total income	5,824,205	20,414,069	49,083,610	2,296,787	6,916,852

Expenses
Investment advisory	578,749	1,389,590	4,012,669	188,873	660,944
Service — Investor A	18,900	203,599	612,859	5,668	21,820
Service — Investor A1	52,610	—	—	—	83,470
Service and distribution — Investor B	18,515	109,628	234,685	—	40,814
Service and distribution — Investor C	73,420	73,411	585,804	21,294	45,300
Service and distribution — Investor C1	—	156,441	423,431	—	40,530
Transfer agent — BlackRock	36	—	—	—	—
Transfer agent — Institutional	30,404	95,402	314,541	5,024	3,294
Transfer agent — Investor A	3,293	38,662	97,928	514	4,551
Transfer agent — Investor A1	20,126	—	—	—	46,299
Transfer agent — Investor B	3,412	9,447	26,000	—	5,474
Transfer agent — Investor C	7,569	2,571	36,538	872	1,651
Transfer agent — Investor C1	—	10,762	32,962	—	3,029
Accounting services	63,462	126,585	238,369	18,207	62,231
Registration	31,679	27,953	54,879	22,085	23,750
Professional	19,619	30,393	37,612	28,841	26,093
Custodian	14,997	24,013	45,370	4,442	8,353
Officer and Directors/Trustees	10,993	17,076	29,414	7,422	9,729
Printing	10,039	27,484	55,540	2,853	31,354
Miscellaneous	20,005	31,125	59,852	16,514	22,518
Total expenses excluding interest expense and fees	977,828	2,374,142	6,898,453	322,609	1,141,204
Interest expense and fees[1]	—	1,117,594	902,491	10,369	23,169
Total expenses	977,828	3,491,736	7,800,944	332,978	1,164,373
Less fees waived by advisor	(211,267)	(23,304)	(126,916)	(2,324)	(9,141)
Less fees paid indirectly	—	—	—	—	(30)
Total expenses after fees waived and paid indirectly	766,561	3,468,432	7,674,028	330,654	1,155,202
Net investment income	5,057,644	16,945,637	41,409,582	1,966,133	5,761,650

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	171,152	(9,580,545)	(7,587,557)	(3,640,086)	(2,291,210)
Investments — affiliated	—	(2,629,224)	—	—	—
Futures and swaps	—	(1,600,511)	—	19,046	24,890
	171,152	(13,810,280)	(7,587,557)	(3,621,040)	(2,266,320)
Net change in unrealized appreciation/depreciation on:
Investments	1,803,195	(53,526,370)	(176,328,000)	(16,649,692)	(28,241,259)
Swaps	—	(477,428)	—	(11,349)	—
	1,803,195	(54,003,798)	(176,328,000)	(16,661,041)	(28,241,259)
Total realized and unrealized gain (loss)	1,974,347	(67,814,078)	(183,915,557)	(20,282,081)	(30,507,579)
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 7,031,991	$ (50,868,441)	$(142,505,975)	$ (18,315,948)	$ (24,745,929)

[1] Related to tender option bond trusts.

See Notes to Financial Statements.

48 SEMI-ANNUAL REPORT

DECEMBER 31, 2008

Statements of Changes in Net Assets	BlackRock Short-Term Municipal Fund

	Six Months Ended
	December 31, 2008	Year Ended
Increase (Decrease) in Net Assets:	(Unaudited)	June 30, 2008
Operations
Net investment income	$ 5,057,644	$ 8,966,686
Net realized gain	171,152	12,000
Net change in unrealized appreciation/depreciation	1,803,195	2,166,329
Net increase in net assets resulting from operations	7,031,991	11,145,015

Dividends to Shareholders From
Net investment income:
BlackRock	(22,797)	(71,785)
Institutional	(2,994,715)	(4,627,509)
Investor A	(208,725)	(194,842)
Investor A1	(1,543,547)	(3,596,769)
Investor B	(141,773)	(373,728)
Investor C	(146,087)	(102,443)
Decrease in net assets resulting from dividends to shareholders	(5,057,644)	(8,967,076)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	45,249,221	40,508,797

Net Assets
Total increase in net assets	47,223,568	42,686,736
Beginning of period	316,405,586	273,718,850
End of period	$ 363,629,154	$ 316,405,586
End of period undistributed net investment income	$ 486,524	$ 486,524

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

DECEMBER 31, 2008

49

Statements of Changes in Net Assets	BlackRock Municipal Insured Fund

	Six Months Ended
	December 31, 2008	Year Ended
Increase (Decrease) in Net Assets:	(Unaudited)	June 30, 2008

Operations
Net investment income	$ 16,945,637	$ 35,653,293
Net realized gain (loss)	(13,810,280)	574,108
Net change in unrealized appreciation/depreciation	(54,003,798)	(26,571,541)
Net increase (decrease) in net assets resulting from operations	(50,868,441)	9,655,860

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(12,608,787)	(25,806,603)
Investor A	(3,792,255)	(7,157,029)
Investor B	(602,243)	(1,463,472)
Investor C	(288,858)	(297,697)
Investor C1	(798,857)	(1,726,891)
Net realized gain:
Institutional	(250,600)	(1,052,942)
Investor A	(81,392)	(306,404)
Investor B	(12,994)	(73,110)
Investor C	(7,834)	(15,328)
Investor C1	(18,274)	(86,569)
Decrease in net assets resulting from dividends and distributions to shareholders	(18,462,094)	(37,986,045)

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(28,095,977)	(46,231,224)

Net Assets
Total decrease in net assets	(97,426,512)	(74,561,409)
Beginning of period	803,891,670	878,453,079
End of period	$ 706,465,158	$ 803,891,670
End of period undistributed net investment income	$ 1,343,139	$ 2,488,502

See Notes to Financial Statements.

50 SEMI-ANNUAL REPORT

DECEMBER 31, 2008

Statements of Changes in Net Assets	BlackRock National Municipal Fund

	Six Months Ended
	December 31, 2008	Year Ended
Increase (Decrease) in Net Assets:	(Unaudited)	June 30, 2008
Operations
Net investment income	$ 41,409,582	$ 74,910,375
Net realized loss	(7,587,557)	(15,131,451)
Net change in unrealized appreciation/depreciation	(176,328,000)	(57,072,431)
Net increase (decrease) in net assets resulting from operations	(142,505,975)	2,706,493

Dividends to Shareholders From
Net investment income:
Institutional	(22,883,330)	(46,078,948)
Investor A	(11,947,984)	(17,700,693)
Investor B	(1,346,119)	(3,342,484)
Investor C	(2,410,480)	(2,504,463)
Investor C1	(2,262,447)	(4,959,335)
Decrease in net assets resulting from dividends to shareholders	(40,850,360)	(74,585,923)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	36,493,873	200,680,907

Net Assets
Total increase (decrease) in net assets	(146,862,462)	128,801,477
Beginning of period	1,737,768,079	1,608,966,602
End of period	$ 1,590,905,617	$1,737,768,079
End of period undistributed net investment income	$ 1,147,344	$ 588,122

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

DECEMBER 31, 2008

51

Statement of Changes in Net Assets	BlackRock High Yield Municipal Fund

	Six Months Ended
	December 31, 2008	Year Ended
Increase (Decrease) in Net Assets:	(Unaudited)	June 30, 2008
Operations
Net investment income	$ 1,966,133	$ 3,556,720
Net realized loss	(3,621,040)	(2,545,168)
Net change in unrealized appreciation/depreciation	(16,661,041)	(7,907,693)
Net decrease in net assets resulting from operations	(18,315,948)	(6,896,141)

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(1,739,983)	(3,141,405)
Investor A	(122,677)	(269,449)
Investor C	(103,204)	(145,136)
Net realized gain:
Institutional	—	(135,095)
Investor A	—	(9,128)
Investor C	—	(7,832)
Decrease in net assets resulting from dividends and distributions to shareholders	(1,965,864)	(3,708,045)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(15,731,508)	20,113,973

Net Assets
Total increase (decrease) in net assets	(36,013,320)	9,509,787
Beginning of period	82,243,954	72,734,167
End of period	$ 46,230,634	$ 82,243,954
End of period undistributed net investment income	$ 114,845	$ 114,576

See Notes to Financial Statements.

52 SEMI-ANNUAL REPORT

DECEMBER 31, 2008

Statement of Changes in Net Assets	BlackRock New York Municipal Bond Fund

	Six Months Ended	Period	Year Ended
	December 31, 2008	October 1, 2007	September 30,
Increase (Decrease) in Net Assets:	(Unaudited)	to June 30, 2008	2007
Operations
Net investment income	$ 5,761,650	$ 8,770,678	$ 12,167,863
Net realized gain (loss)	(2,266,320)	(430,162)	1,055,885
Net change in unrealized appreciation/depreciation	(28,241,259)	(11,324,957)	(7,711,447)
Net increase (decrease) in net assets resulting from operations	(24,745,929)	(2,984,441)	5,512,301

Dividends to Shareholders From
Net investment income:
Institutional	(412,190)	(528,998)	(580,129)
Investor A	(410,473)	(492,475)	(254,373)
Investor A1	(4,045,237)	(6,420,560)	(9,328,279)
Investor B	(361,219)	(649,323)	(1,180,558)
Investor C	(180,001)	(175,050)	(65,246)
Investor C1	(293,772)	(450,890)	(676,159)
Decrease in net assets resulting from dividends to shareholders	(5,702,892)	(8,717,296)	(12,084,744)

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(7,042,439)	(13,427,395)	(4,023,200)

Net Assets
Total decrease in net assets	(37,491,260)	(25,129,132)	(10,595,643)
Beginning of period	252,496,802	277,625,934	288,221,577
End of period	$ 215,005,542	$ 252,496,802	$ 277,625,934
End of period undistributed net investment income	$ 695,675	$ 636,917	$ 583,535

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

DECEMBER 31, 2008

53

Financial Highlights	BlackRock Short-Term Municipal Fund

		BlackRock
	Six Months Ended		Period
	December 31,	Year Ended	October 2, 2006[1]
	2008	June 30,	to June 30,
	(Unaudited)	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$ 9.98	$ 9.89	$ 9.93
Net investment income[2]	0.15	0.33	0.25
Net realized and unrealized gain (loss)	0.06	0.09	(0.04)
Net increase from investment operations	0.21	0.42	0.21
Dividends from net investment income	(0.15)	(0.33)	(0.25)
Net asset value, end of period	$ 10.04	$ 9.98	$ 9.89

Total Investment Return
Based on net asset value	2.11%[3]	4.26%	2.09%[3]

Ratios to Average Net Assets
Total expenses after waiver	0.43%[4]	0.39%	0.35%[4]
Total expenses	0.44%[4]	0.42%	0.45%[4]
Net investment income	2.96%[4]	3.28%	3.34%[4]

Supplemental Data
Net assets, end of period (000)	$ 1,387	$ 1,822	$ 2,457
Portfolio turnover	24%	33%	110%

1 Commencement of operations.
2 Based on average shares outstanding.
3 Aggregate total investment return.
4 Annualized.

See Notes to Financial Statements.

54 SEMI-ANNUAL REPORT

DECEMBER 31, 2008

Financial Highlights (continued)				BlackRock Short-Term Municipal Fund

			Institutional
	Six Months
	Ended
	December 31,
	2008		Year Ended June 30,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 9.97	$ 9.88	$ 9.88	$ 9.99	$ 10.05	$ 10.17
Net investment income[1]	0.15	0.33	0.32	0.27	0.19	0.18
Net realized and unrealized gain (loss)	0.06	0.09	0.00[2]	(0.11)	(0.06)	(0.12)
Net increase from investment operations	0.21	0.42	0.32	0.16	0.13	0.06
Dividends from net investment income	(0.15)	(0.33)	(0.32)	(0.27)	(0.19)	(0.18)
Net asset value, end of period	$ 10.03	$ 9.97	$ 9.88	$ 9.88	$ 9.99	$ 10.05

Total Investment Return[3]
Based on net asset value	2.15%[4]	4.31%	3.32%	1.57%	1.30%	0.59%

Ratios to Average Net Assets
Total expenses after waiver	0.35%[5]	0.35%	0.38%	0.44%	0.43%	0.42%
Total expenses	0.47%[5]	0.49%	0.48%	0.45%	0.44%	0.43%
Net investment income	3.03%[5]	3.30%	3.27%	2.66%	1.88%	1.78%

Supplemental Data
Net assets, end of period (000)	$ 211,331	$ 181,624	$ 131,061	$ 149,333	$ 186,877	$ 243,443
Portfolio turnover	24%	33%	110%	83%	87%	69%

1 Based on average shares outstanding.
2 Total amount is less than $0.01 per share.
3 Total investment returns exclude the effects of any sales charges.
4 Aggregate total investment return.
5 Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

DECEMBER 31, 2008

55

Financial Highlights (continued)	BlackRock Short-Term Municipal Fund

		Investor A
	Six Months		Period
	Ended	Year Ended	October 2, 2006[1]
	December 31, 2008	June 30,	to June 30,
	(Unaudited)	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$ 9.98	$ 9.88	$ 9.93
Net investment income[2]	0.14	0.30	0.23
Net realized and unrealized gain (loss)	0.05	0.11	(0.05)
Net increase from investment operations	0.19	0.41	0.18
Dividends from net investment income	(0.14)	(0.31)	(0.23)
Net asset value, end of period	$ 10.03	$ 9.98	$ 9.88

Total Investment Return[3]
Based on net asset value	1.92%[4]	4.15%	1.79%[4]

Ratios to Average Net Assets
Total expenses after waiver	0.60%[5]	0.60%	0.61%[5]
Total expenses	0.73%[5]	0.79%	1.06%[5]
Net investment income	2.77%[5]	3.03%	3.12%[5]

Supplemental Data
Net assets, end of period (000)	$ 26,253	$ 9,403	$ 1,456
Portfolio turnover	24%	33%	110%

1 Commencement of operations.
2 Based on average shares outstanding.
3 Total investment returns exclude the effects of sales charges.
4 Aggregate total investment return.
5 Annualized.

See Notes to Financial Statements.

56 SEMI-ANNUAL REPORT

DECEMBER 31, 2008

Financial Highlights (continued)				BlackRock Short-Term Municipal Fund

			Investor A1
	Six Months
	Ended
	December 31,
	2008		Year Ended June 30,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 9.98	$ 9.89	$ 9.89	$ 10.00	$ 10.06	$ 10.18
Net investment income[1]	0.15	0.32	0.32	0.26	0.18	0.17
Net realized and unrealized gain (loss)	0.06	0.09	(0.01)	(0.11)	(0.06)	(0.12)
Net increase from investment operations	0.21	0.41	0.31	0.15	0.12	0.05
Dividends from net investment income	(0.15)	(0.32)	(0.31)	(0.26)	(0.18)	(0.17)
Net asset value, end of period	$ 10.04	$ 9.98	$ 9.89	$ 9.89	$ 10.00	$ 10.06

Total Investment Return[2]
Based on net asset value	2.10%[3]	4.20%	3.21%	1.47%	1.20%	0.50%

Ratios to Average Net Assets
Total expenses after waiver	0.45%[4]	0.45%	0.48%	0.54%	0.53%	0.52%
Total expenses	0.57%[4]	0.59%	0.58%	0.55%	0.54%	0.53%
Net investment income	2.94%[4]	3.22%	3.18%	2.55%	1.76%	1.68%

Supplemental Data
Net assets, end of period (000)	$ 85,054	$ 105,580	$ 122,281	$ 99,293	$ 141,172	$ 244,741
Portfolio turnover	24%	33%	110%	83%	87%	69%

1 Based on average shares outstanding.
2 Total investment returns exclude the effects of sales charges.
3 Aggregate total investment return.
4 Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

DECEMBER 31, 2008

57

Financial Highlights (continued)				BlackRock Short-Term Municipal Fund

			Investor B
	Six Months
	Ended
	December 31,
	2008		Year Ended June 30,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 9.97	$ 9.88	$ 9.88	$ 10.00	$ 10.05	$ 10.17
Net investment income[1]	0.14	0.30	0.29	0.23	0.15	0.14
Net realized and unrealized gain (loss)	0.06	0.08	(0.00)[2]	(0.12)	(0.05)	(0.12)
Net increase from investment operations	0.20	0.38	0.29	0.11	0.10	0.02
Dividends from net investment income	(0.14)	(0.29)	(0.29)	(0.23)	(0.15)	(0.14)
Net asset value, end of period	$ 10.03	$ 9.97	$ 9.88	$ 9.88	$ 10.00	$ 10.05

Total Investment Return[3]
Based on net asset value	1.97%[4]	3.94%	2.95%	1.11%	1.04%	0.24%

Ratios to Average Net Assets
Total expenses after waiver	0.70%[5]	0.70%	0.74%	0.80%	0.79%	0.77%
Total expenses	0.85%[5]	0.85%	0.85%	0.81%	0.80%	0.78%
Net investment income	2.68%[5]	2.97%	2.90%	2.28%	1.50%	1.43%

Supplemental Data
Net assets, end of period (000)	$ 10,721	$ 10,612	$ 14,380	$ 23,769	$ 38,565	$ 63,135
Portfolio turnover	24%	33%	110%	83%	87%	69%

1 Based on average shares outstanding.
2 Amount is less than $(0.01) per share.
3 Total investment returns exclude the effects of sales charges.
4 Aggregate total investment return.
5 Annualized.

See Notes to Financial Statements.

58 SEMI-ANNUAL REPORT

DECEMBER 31, 2008

Financial Highlights (continued)	BlackRock Short-Term Municipal Fund

		Investor C
	Six Months		Period
	Ended	Year Ended	October 2, 2006[1]
	December 31, 2008	June 30,	to June 30,
	(Unaudited)	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$ 9.97	$ 9.88	$ 9.93
Net investment income[2]	0.10	0.23	0.17
Net realized and unrealized gain (loss)	0.06	0.09	(0.05)
Net increase from investment operations	0.16	0.32	0.12
Dividends from net investment income	(0.10)	(0.23)	(0.17)
Net asset value, end of period	$ 10.03	$ 9.97	$ 9.88

Total Investment Return[3]
Based on net asset value	1.64%[4]	3.27%	1.23%[4]

Ratios to Average Net Assets
Total expenses after waiver	1.35%[5]	1.35%	1.36%[5]
Total expenses	1.54%[5]	1.78%	2.06%[5]
Net investment income	2.00%[5]	2.28%	2.37%[5]

Supplemental Data
Net assets, end of period (000)	$ 28,882	$ 7,365	$ 2,084
Portfolio turnover	24%	33%	110%

1 Commencement of operations.
2 Based on average shares outstanding.
3 Total investment returns exclude the effects of sales charges.
4 Aggregate total investment return.
5 Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

DECEMBER 31, 2008

59

Financial Highlights (continued)				BlackRock Municipal Insured Fund

			Institutional
	Six Months
	Ended
	December 31,
	2008		Year Ended June 30,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 7.42	$ 7.67	$ 7.69	$ 8.00	$ 7.70	$ 8.07
Net investment income[1]	0.16	0.33	0.32	0.35	0.36	0.40
Net realized and unrealized gain (loss)	(0.64)	(0.23)	0.03	(0.28)	0.30	(0.37)
Net increase (decrease) from investment operations	(0.48)	0.10	0.35	0.07	0.66	0.03
Dividends and distributions from:
Net investment income	(0.17)	(0.34)	(0.33)	(0.35)	(0.36)	(0.40)
Net realized gain	(0.00)[2]	(0.01)	(0.04)	(0.03)	—	—
Total dividends and distributions	(0.17)	(0.35)	(0.37)	(0.38)	(0.36)	(0.40)
Net asset value, end of period	$ 6.77	$ 7.42	$ 7.67	$ 7.69	$ 8.00	$ 7.70

Total Investment Return[3]
Based on net asset value	(6.41)%[4]	1.37%	4.60%	0.82%	8.74%	0.35%

Ratios to Average Net Assets
Total expenses after waiver and excluding
interest expense and fees[5]	0.47%[6]	0.46%	0.47%	0.45%	0.46%	0.46%
Total expenses after waiver	0.77%[6]	0.84%	0.87%	0.74%	0.63%	0.66%
Total expenses	0.77%[6]	0.85%	0.87%	0.74%	0.64%	0.67%
Net investment income	4.61%[6]	4.38%	4.42%	4.40%	4.58%	5.04%

Supplemental Data
Net assets, end of period (000)	$ 475,757	$ 545,130	$ 604,691	$ 639,687	$ 707,134	$ 733,310
Portfolio turnover	8%	40%	36%	41%	47%	44%

1 Based on average shares outstanding.
2 Amount is less than $(0.01) per share.
3 Total investment returns exclude the effects of sales charges.
4 Aggregate total investment return.
5 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
6 Annualized.

See Notes to Financial Statements.

60 SEMI-ANNUAL REPORT

DECEMBER 31, 2008

Financial Highlights (continued)					BlackRock Municipal Insured Fund

			Investor A
	Six Months
	Ended
	December 31,
	2008		Year Ended June 30,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 7.41	$ 7.67	$ 7.68	$ 8.00	$ 7.70	$ 8.07
Net investment income[1]	0.16	0.31	0.33	0.33	0.34	0.38
Net realized and unrealized gain (loss)	(0.64)	(0.24)	0.01	(0.29)	0.30	(0.37)
Net increase (decrease) from investment operations	(0.48)	0.07	0.34	0.04	0.64	0.01
Dividends and distributions from:
Net investment income	(0.16)	(0.32)	(0.31)	(0.33)	(0.34)	(0.38)
Net realized gain	(0.00)[2]	(0.01)	(0.04)	(0.03)	—	—
Total dividends and distributions	(0.16)	(0.33)	(0.35)	(0.36)	(0.34)	(0.38)
Net asset value, end of period	$ 6.77	$ 7.41	$ 7.67	$ 7.68	$ 8.00	$ 7.70

Total Investment Return[3]
Based on net asset value	(6.40)%[4]	0.96%	4.47%	0.44%	8.47%	0.10%

Ratios to Average Net Assets
Total expenses after waiver and excluding
interest expense and fees[5]	0.73%[6]	0.72%	0.72%	0.70%	0.71%	0.71%
Total expenses after waiver	1.03%[6]	1.10%	1.12%	0.99%	0.88%	0.91%
Total expenses	1.03%[6]	1.11%	1.13%	0.99%	0.89%	0.91%
Net investment income	4.35%[6]	4.12%	4.17%	4.15%	4.33%	4.79%

Supplemental Data
Net assets, end of period (000)	$ 156,719	$ 169,010	$ 172,236	$ 172,083	$ 182,216	$ 183,007
Portfolio turnover	8%	40%	36%	41%	47%	44%

[1] Based on average shares outstanding.
[2] Amount is less than $(0.01) per share.
[3] Total investment returns exclude the effects of sales charges.
[4] Aggregate total investment return.
[5] Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
[6] Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

DECEMBER 31, 2008

61

Financial Highlights (continued)					BlackRock Municipal Insured Fund

			Investor B
	Six Months
	Ended
	December 31,
	2008		Year Ended June 30,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 7.41	$ 7.67	$ 7.68	$ 7.99	$ 7.69	$ 8.07
Net investment income[1]	0.14	0.27	0.29	0.29	0.30	0.34
Net realized and unrealized gain (loss)	(0.63)	(0.24)	0.01	(0.28)	0.30	(0.38)
Net increase (decrease) from investment operations	(0.49)	0.03	0.30	0.01	0.60	(0.04)
Dividends and distributions from:
Net investment income	(0.15)	(0.28)	(0.27)	(0.29)	(0.30)	(0.34)
Net realized gain	(0.00)[2]	(0.01)	(0.04)	(0.03)	—	—
Total dividends and distributions	(0.15)	(0.29)	(0.31)	(0.32)	(0.30)	(0.34)
Net asset value, end of period	$ 6.77	$ 7.41	$ 7.67	$ 7.68	$ 7.99	$ 7.69

Total Investment Return[3]
Based on net asset value	(6.65)%[4]	0.45%	3.95%	0.05%	7.93%	(0.53)%

Ratios to Average Net Assets
Total expenses after waiver and excluding
interest expense and fees[5]	1.25%[6]	1.23%	1.23%	1.21%	1.21%	1.21%
Total expenses after waiver	1.54%[6]	1.61%	1.63%	1.50%	1.39%	1.42%
Total expenses	1.55%[6]	1.61%	1.63%	1.50%	1.40%	1.42%
Net investment income	3.81%[6]	3.61%	3.67%	3.64%	3.83%	4.29%

Supplemental Data
Net assets, end of period (000)	$ 24,494	$ 33,422	$ 45,533	$ 66,477	$ 91,355	$ 111,524
Portfolio turnover	8%	40%	36%	41%	47%	44%

[1] Based on average shares outstanding.
[2] Amount is less than $(0.01) per share.
[3] Total investment returns exclude the effects of sales charges.
[4] Aggregate total investment return.
[5] Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
[6] Annualized.

See Notes to Financial Statements.

62 SEMI-ANNUAL REPORT

DECEMBER 31, 2008

Financial Highlights (continued)	BlackRock Municipal Insured Fund

		Investor C
	Six Months		Period
	Ended	Year Ended	October 2, 2006[1]
	December 31, 2008	June 30,	to June 30,
	(Unaudited)	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$ 7.42	$ 7.68	$ 7.88
Net investment income[2]	0.13	0.25	0.17
Net realized and unrealized loss	(0.63)	(0.24)	(0.14)
Net increase (decrease) from investment operations	(0.50)	0.01	0.03
Dividends and distributions from:
Net investment income	(0.14)	(0.26)	(0.19)
Net realized gain	(0.00)[3]	(0.01)	(0.04)
Total dividends and distributions	(0.14)	(0.27)	(0.23)
Net asset value, end of period	$ 6.78	$ 7.42	$ 7.68

Total Investment Return[4]
Based on net asset value	(6.74)%[5]	0.22%	0.34%[5]

Ratios to Average Net Assets
Total expenses after waiver and excluding interest expense and fees[6]	1.47%[7]	1.46%	1.51%[7]
Total expenses after waiver	1.76%[7]	1.84%	1.90%[7]
Total expenses	1.77%[7]	1.85%	1.90%[7]
Net investment income	3.63%[7]	3.37%	3.37%[7]

Supplemental Data
Net assets, end of period (000)	$ 15,257	$ 13,674	$ 4,542
Portfolio turnover	8%	40%	36%

1 Commencement of operations.
2 Based on average shares outstanding.
3 Amount is less than $(0.01) per share.
4 Total investment returns exclude the effects of sales charges.
5 Aggregate total investment return.
6 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
7 Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

DECEMBER 31, 2008

63

Financial Highlights (continued)					BlackRock Municipal Insured Fund

			Investor C1
	Six Months
	Ended
	December 31,
	2008		Year Ended June 30,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 7.41	$ 7.67	$ 7.68	$ 8.00	$ 7.69	$ 8.07
Net investment income[1]	0.14	0.27	0.28	0.28	0.30	0.33
Net realized and unrealized gain (loss)	(0.63)	(0.24)	0.02	(0.29)	0.31	(0.38)
Net increase (decrease) from investment operations	(0.49)	0.03	0.30	(0.01)	0.61	(0.05)
Dividends and distributions from:
Net investment income	(0.15)	(0.28)	(0.27)	(0.28)	(0.30)	(0.33)
Net realized gain	(0.00)[2]	(0.01)	(0.04)	(0.03)	—	—
Total dividends and distributions	(0.15)	(0.29)	(0.31)	(0.31)	(0.30)	(0.33)
Net asset value, end of period	$ 6.77	$ 7.41	$ 7.67	$ 7.68	$ 8.00	$ 7.69

Total Investment Return[3]
Based on net asset value	(6.67)%[4]	0.41%	3.90%	(0.12)%	8.01%	(0.58)%

Ratios to Average Net Assets
Total expenses after waiver and excluding
interest expense and fees[5]	1.29%[6]	1.27%	1.28%	1.26%	1.26%	1.26%
Total expenses after waiver	1.58%[6]	1.65%	1.68%	1.55%	1.44%	1.47%
Total expenses	1.59%[6]	1.66%	1.68%	1.55%	1.45%	1.47%
Net investment income	3.78%[6]	3.57%	3.63%	3.59%	3.77%	4.23%

Supplemental Data
Net assets, end of period (000)	$ 34,238	$ 42,655	$ 51,452	$ 61,046	$ 64,682	$ 61,794
Portfolio turnover	8%	40%	36%	41%	47%	44%

1 Based on average shares outstanding.
2 Amount is less than $(0.01) per share.
3 Total investment returns exclude the effects of sales charges.
4 Aggregate total investment return.
5 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
6 Annualized.

See Notes to Financial Statements.

64 SEMI-ANNUAL REPORT

DECEMBER 31, 2008

Financial Highlights (continued)					BlackRock National Municipal Fund

			Institutional
	Six Months
	Ended
	December 31,
	2008		Year Ended June 30,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 9.95	$ 10.39	$ 10.36	$ 10.66	$ 10.29	$ 10.54
Net investment income[1]	0.25	0.48	0.49	0.51	0.53	0.55
Net realized and unrealized gain (loss)	(1.04)	(0.44)	0.05	(0.30)	0.37	(0.25)
Net increase (decrease) from investment operations	(0.79)	0.04	0.54	0.21	0.90	0.30
Dividends from net investment income	(0.24)	(0.48)	(0.51)	(0.51)	(0.53)	(0.55)
Net asset value, end of period	$ 8.92	$ 9.95	$ 10.39	$ 10.36	$ 10.66	$ 10.29

Total Investment Return[2]
Based on net asset value	(8.01)%[3]	0.35%	5.06%	2.02%	8.89%	2.88%

Ratios to Average Net Assets
Total expenses after waiver and excluding
interest expense and fees[4]	0.59%[5]	0.60%	0.59%	0.58%	0.59%	0.60%
Total expenses after waiver	0.70%[5]	0.78%	0.99%	0.84%	0.72%	0.70%
Total expenses	0.72%[5]	0.79%	1.00%	0.85%	0.72%	0.70%
Net investment income	5.12%[5]	4.69%	4.66%	4.87%	5.02%	5.23%

Supplemental Data
Net assets, end of period (000)	$ 800,670	$ 977,642	$ 976,153	$ 890,984	$ 909,125	$ 907,419
Portfolio turnover	32%	61%	46%	56%	33%	20%

1 Based on average shares outstanding.
2 Total investment returns exclude the effects of sales charges.
3 Aggregate total investment return.
4 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
5 Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

DECEMBER 31, 2008

65

Financial Highlights (continued)					BlackRock National Municipal Fund

			Investor A

	Six Months
	Ended
	December 31,
	2008		Year Ended June 30,

	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$ 9.96	$ 10.39	$ 10.37	$ 10.67	$ 10.29	$ 10.54

Net investment income[1]	0.24	0.45	0.46	0.49	0.50	0.52
Net realized and unrealized gain (loss)	(1.05)	(0.43)	0.03	(0.30)	0.38	(0.25)

Net increase (decrease) from investment operations	(0.81)	0.02	0.49	0.19	0.88	0.27

Dividends from net investment income	(0.23)	(0.45)	(0.47)	(0.49)	(0.50)	(0.52)

Net asset value, end of period	$ 8.92	$ 9.96	$ 10.39	$ 10.37	$ 10.67	$ 10.29

Total Investment Return[2]

Based on net asset value	(8.20)%[3]	0.22%	4.71%	1.77%	8.73%	2.62%

Ratios to Average Net Assets

Total expenses after waiver and excluding
interest expense and fees[4]	0.81%[5]	0.82%	0.84%	0.83%	0.84%	0.85%

Total expenses after waiver	0.92%[5]	1.01%	1.24%	1.09%	0.97%	0.95%

Total expenses	0.94%[5]	1.02%	1.24%	1.10%	0.97%	0.95%

Net investment income	4.94%[5]	4.46%	4.43%	4.61%	4.76%	4.97%

Supplemental Data

Net assets, end of period (000)	$ 517,081	$ 472,018	$ 349,225	$ 283,814	$ 248,231	$ 207,376

Portfolio turnover	32%	61%	46%	56%	33%	20%

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude the effects of sales charges.

[3]	Aggregate total investment return.

[4]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[5]	Annualized.

See Notes to Financial Statements.

66 SEMI-ANNUAL REPORT

DECEMBER 31, 2008

Financial Highlights (continued)					BlackRock National Municipal Fund

			Investor B
	Six Months
	Ended
	December 31,
	2008		Year Ended June 30,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 9.95	$ 10.38	$ 10.36	$ 10.66	$ 10.28	$ 10.53
Net investment income[1]	0.21	0.40	0.41	0.43	0.45	0.47
Net realized and unrealized gain (loss)	(1.03)	(0.43)	0.02	(0.30)	0.38	(0.26)
Net increase (decrease) from investment operations	(0.82)	(0.03)	0.43	0.13	0.83	0.21
Dividends from net investment income	(0.21)	(0.40)	(0.41)	(0.43)	(0.45)	(0.46)
Net asset value, end of period	$ 8.92	$ 9.95	$ 10.38	$ 10.36	$ 10.66	$ 10.28

Total Investment Return[2]
Based on net asset value	(8.36)%[3]	(0.30)%	4.18%	1.25%	8.18%	2.10%

Ratios to Average Net Assets
Total expenses after waiver and excluding interest
expense and fees[4]	1.36%[5]	1.35%	1.34%	1.34%	1.35%	1.35%
Total expenses after waiver	1.46%[5]	1.53%	1.75%	1.60%	1.48%	1.45%
Total expenses	1.48%[5]	1.54%	1.75%	1.61%	1.48%	1.46%
Net investment income	4.36%[5]	3.94%	3.92%	4.11%	4.27%	4.47%

Supplemental Data
Net assets, end of period (000)	$ 53,023	$ 69,859	$ 101,260	$ 134,177	$ 177,553	$ 217,814
Portfolio turnover	32%	61%	46%	56%	33%	20%

1 Based on average shares outstanding.
2 Total investment returns exclude the effects of sales charges.
3 Aggregate total investment return.
4 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
5 Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

DECEMBER 31, 2008

67

Financial Highlights (continued)	BlackRock National Municipal Fund

		Investor C
	Six Months		Period
	Ended	Year Ended	October 2, 2006[1]
	December 31, 2008	June 30,	to June 30,
	(Unaudited)	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$ 9.96	$ 10.39	$ 10.57
Net investment income[2]	0.20	0.37	0.25
Net realized and unrealized loss	(1.07)	(0.43)	(0.16)
Net increase (decrease) from investment operations	(0.87)	(0.06)	0.09
Dividends from net investment income	(0.17)	(0.37)	(0.27)
Net asset value, end of period	$ 8.92	$ 9.96	$ 10.39

Total Investment Return[3]
Based on net asset value	(8.56)%[4]	(0.57)%	0.96%[4]

Ratios to Average Net Assets
Total expenses after waiver and excluding interest expense and fees[5]	1.59%[6]	1.62%	1.65%[6]
Total expenses after waiver	1.70%[6]	1.81%	2.05%[6]
Total expenses	1.71%[6]	1.82%	2.05%[6]
Net investment income	4.18%[6]	3.66%	3.59%[6]

Supplemental Data
Net assets, end of period (000)	$ 129,917	$103,504	$ 41,676
Portfolio turnover	32%	61%	46%

1 Commencement of operations.
2 Based on average shares outstanding.
3 Total investment returns exclude the effects of sales charges.
4 Aggregate total investment return.
5 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
6 Annualized.

See Notes to Financial Statements.

68 SEMI-ANNUAL REPORT

DECEMBER 31, 2008

Financial Highlights (continued)					BlackRock National Municipal Fund

			Investor C1
	Six Months
	Ended
	December 31,
	2008		Year Ended June 30,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 9.95	$ 10.39	$ 10.36	$ 10.66	$ 10.29	$ 10.54
Net investment income[1]	0.21	0.40	0.41	0.43	0.44	0.46
Net realized and unrealized gain (loss)	(1.04)	(0.44)	0.04	(0.29)	0.37	(0.25)
Net increase (decrease) from investment operations	(0.83)	(0.04)	0.45	0.14	0.81	0.21
Dividends from net investment income	(0.20)	(0.40)	(0.42)	(0.44)	(0.44)	(0.46)
Net asset value, end of period	$ 8.92	$ 9.95	$ 10.39	$ 10.36	$ 10.66	$ 10.29

Total Investment Return[2]
Based on net asset value	(8.38)%[3]	(0.44)%	4.23%	1.20%	8.02%	2.05%

Ratios to Average Net Assets
Total expenses after waiver and excluding interest
expense and fees[4]	1.39%[5]	1.39%	1.39%	1.39%	1.40%	1.40%
Total expenses after waiver	1.49%[5]	1.57%	1.80%	1.65%	1.53%	1.50%
Total expenses	1.51%[5]	1.58%	1.80%	1.65%	1.53%	1.51%
Net investment income	4.34%[5]	3.90%	3.88%	4.05%	4.20%	4.42%

Supplemental Data
Net assets, end of period (000)	$ 90,215	$ 114,746	$ 140,653	$ 139,447	$ 107,893	$ 74,849
Portfolio turnover	32%	61%	46%	56%	33%	20%

1 Based on average shares outstanding.
2 Total investment returns exclude the effects of sales charges.
3 Aggregate total investment return.
4 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
5 Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

DECEMBER 31, 2008

69

Financial Highlights (continued)	BlackRock High Yield Municipal Fund

		Institutional
	Six Months		Period
	Ended	Year Ended	August 1, 2006[1]
	December 31, 2008	June 30,	to June 30,
	(Unaudited)	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$ 8.68	$ 9.96	$ 10.00
Net investment income[2]	0.23	0.44	0.39
Net realized and unrealized loss	(2.40)	(1.26)	(0.03)
Net increase (decrease) from investment operations	(2.17)	(0.82)	0.36
Dividends and distributions from:
Net investment income	(0.23)	(0.44)	(0.40)
Net realized gain	—	(0.02)	(0.00)[3]
Total dividends and distributions	(0.23)	(0.46)	(0.40)
Net asset value, end of period	$ 6.28	$ 8.68	$ 9.96

Total Investment Return
Based on net asset value	(25.39)%[4]	(8.38)%	3.59%[4]

Ratios to Average Net Assets
Total expenses after waiver and excluding interest expense and fees[5]	0.85%[6]	0.78%	0.62%[6]
Total expenses after waiver	0.88%[6]	0.81%	0.62%[6]
Total expenses	0.89%[6]	0.84%	0.96%[6]
Net investment income	5.82%[6]	4.76%	4.35%[6]

Supplemental Data
Net assets, end of period (000)	$ 41,079	$ 71,203	$ 62,464
Portfolio turnover	15%	33%	16%

1 Commencement of operations.
2 Based on average shares outstanding.
3 Amount is less than $(0.01) per share.
4 Aggregate total investment return.
5 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
6 Annualized.

See Notes to Financial Statements.

70 SEMI-ANNUAL REPORT

DECEMBER 31, 2008

Financial Highlights (continued)	BlackRock High Yield Municipal Fund

		Investor A
	Six Months		Period
	Ended	Year Ended	August 1, 2006[1]
	December 31, 2008	June 30,	to June 30,
	(Unaudited)	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$ 8.67	$ 9.95	$ 10.00
Net investment income[2]	0.22	0.41	0.32
Net realized and unrealized gain (loss)	(2.40)	(1.26)	0.01
Net increase (decrease) from investment operations	(2.18)	(0.85)	0.33
Dividends and distributions from:
Net investment income	(0.22)	(0.41)	(0.38)
Net realized gain	—	(0.02)	(0.00)[3]
Total dividends and distributions	(0.22)	(0.43)	(0.38)
Net asset value, end of period	$ 6.27	$ 8.67	$ 9.95

Total Investment Return[4]
Based on net asset value	(25.53)%[5]	(8.62)%	3.26%[5]

Ratios to Average Net Assets
Total expenses after waiver, and excluding interest expense and fees[6]	1.09%[7]	1.03%	0.89%[7]
Total expenses after waiver	1.12%[7]	1.05%	0.89%[7]
Total expenses	1.12%[7]	1.08%	1.19%[7]
Net investment income	5.37%[7]	4.52%	4.16%[7]

Supplemental Data
Net assets, end of period (000)	$ 1,930	$ 6,513	$ 5,892
Portfolio turnover	15%	33%	16%

1 Commencement of operations.
2 Based on average shares outstanding.
3 Amount is less than $(0.01) per share.
4 Total investment returns exclude the effects of sales charges.
5 Aggregate total investment return.
6 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
7 Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

DECEMBER 31, 2008

71

Financial Highlights (concluded)	BlackRock High Yield Municipal Fund

		Investor C
	Six Months		Period
	Ended	Year Ended	August 1, 2006[1]
	December 31, 2008	June 30,	to June 30,
	(Unaudited)	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$ 8.68	$ 9.97	$ 10.00
Net investment income[2]	0.19	0.34	0.30
Net realized and unrealized loss	(2.40)	(1.27)	(0.02)
Net increase (decrease) from investment operations	(2.21)	(0.93)	0.28
Dividends and distributions from:
Net investment income	(0.19)	(0.34)	(0.31)
Net realized gain	—	(0.02)	(0.00)[3]
Total dividends and distributions	(0.19)	(0.36)	(0.31)
Net asset value, end of period	$ 6.28	$ 8.68	$ 9.97

Total Investment Return[4]
Based on net asset value	(25.79)%[5]	(9.40)%	2.84%[5]

Ratios to Average Net Assets
Total expenses after waiver and excluding interest expense and fees[6]	1.88%[7]	1.80%	1.53%[7]
Total expenses after waiver	1.91%[7]	1.82%	1.53%[7]
Total expenses	1.92%[7]	1.85%	1.84%[7]
Net investment income	4.84%[7]	3.76%	3.50%[7]

Supplemental Data
Net assets, end of period (000)	$ 3,222	$ 4,527	$ 4,378
Portfolio turnover	15%	33%	16%

1 Commencement of operations.
2 Based on average shares outstanding.
3 Amount is less than $(0.01) per share.
4 Total investment returns exclude the effects of sales charges.
5 Aggregate total investment return.
6 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
7 Annualized.

See Notes to Financial Statements.

72 SEMI-ANNUAL REPORT

DECEMBER 31, 2008

Financial Highlights (continued)					BlackRock New York Municipal Bond Fund

				Institutional
	Six Months
	Ended	Period
	December 31,	October 1,
	2008	2007 to		Year Ended September 30,
	(Unaudited)	June 30, 2008	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$ 10.38	$ 10.84	$ 11.10	$ 11.05	$ 11.03	$ 11.23	$ 11.46
Net investment income[1]	0.25	0.36	0.49	0.51	0.54	0.54	0.55
Net realized and unrealized gain (loss)	(1.27)	(0.46)	(0.26)	0.04	0.02	(0.20)	(0.23)
Net increase (decrease) from investment operations	(1.02)	(0.10)	0.23	0.55	0.56	0.34	0.32
Dividends and distributions from:
Net investment income	(0.24)	(0.36)	(0.49)	(0.50)	(0.54)	(0.54)	(0.55)
Net realized gain	—	—	—	—	—	(0.00)[2]	—
Total dividends and distributions	(0.24)	(0.36)	(0.49)	(0.50)	(0.54)	(0.54)	(0.55)
Net asset value, end of period	$ 9.12	$ 10.38	$ 10.84	$ 11.10	$ 11.05	$ 11.03	$ 11.23

Total Investment Return[3]
Based on net asset value	(9.89)%[4]	(0.91)%[4]	2.12%	5.19%	5.15%	3.15%	2.89%

Ratios to Average Net Assets
Total expenses after fees waived and fees paid
indirectly and excluding interest expense and fees[5]	0.73%[6]	0.74%[6]	0.73%	0.74%	0.74%	0.74%	0.74%
Total expenses, after fees waived and paid indirectly	0.75%[6]	0.81%[6]	0.85%	0.90%	0.89%	0.82%	0.83%
Total expenses	0.76%[6]	0.82%[6]	0.85%	0.90%	0.89%	0.83%	0.83%
Net investment income	4.99%[6]	4.56%[6]	4.51%	4.64%	4.89%	4.90%	4.92%

Supplemental Data
Net assets, end of period (000)	$ 14,043	$ 17,949	$ 14,927	$ 10,995	$ 10,593	$ 10,332	$ 10,275
Portfolio turnover	9%	16%	19%	46%	24%	20%	49%

1 Based on average shares outstanding.
2 Amount is less than $(0.01) per share.
3 Total investment returns exclude the effects of sales charges.
4 Aggregate total investment return.
5 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
6 Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

DECEMBER 31, 2008

73

Financial Highlights (continued)	BlackRock New York Municipal Bond Fund

		Investor A

	Six Months	Period	Period
	Ended	October 1, 2007	October 2, 2006[1]
	December 31, 2008	to June 30,	to September 30,
	(Unaudited)	2008	2007

Per Share Operating Performance

Net asset value, beginning of period	$ 10.39	$ 10.85	$ 11.10

Net investment income[2]	0.24	0.34	0.46
Net realized and unrealized loss	(1.27)	(0.46)	(0.25)

Net increase (decrease) from investment operations	(1.03)	(0.12)	0.21

Dividends from net investment income	(0.23)	(0.34)	(0.46)

Net asset value, end of period	$ 9.13	$ 10.39	$ 10.85

Total Investment Return[3]

Based on net asset value	(10.00)%[4]	(1.10)%[4]	1.93%[4]

Ratios to Average Net Assets

Total expenses after waiver and fees paid indirectly and excluding interest expense and fees[5]	1.00%[6]	0.99%[6]	0.99%[6]

Total expenses, after waiver and fees paid indirectly	1.02%[6]	1.06%[6]	1.10%[6]

Total expenses	1.03%[6]	1.07%[6]	1.10%[6]

Net investment income	4.76%[6]	4.31%[6]	4.27%[6]

Supplemental Data

Net assets, end of period (000)	$ 16,598	$ 16,181	$ 11,964

Portfolio turnover	9%	16%	19%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

[6]	Annualized.

See Notes to Financial Statements.

74 SEMI-ANNUAL REPORT

DECEMBER 31, 2008

Financial Highlights (continued)					BlackRock New York Municipal Bond Fund

				Investor A1
	Six Months
	Ended	Period
	December 31,	October 1,
	2008	2007 to		Year Ended September 30,
	(Unaudited)	June 30, 2008	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$ 10.39	$ 10.85	$ 11.10	$ 11.05	$ 11.03	$ 11.23	$ 11.45
Net investment income[1]	0.24	0.36	0.49	0.50	0.53	0.53	0.54
Net realized and unrealized gain (loss)	(1.26)	(0.47)	(0.26)	0.04	0.02	(0.20)	(0.22)
Net increase (decrease) from investment operations	(1.02)	(0.11)	0.23	0.54	0.55	0.33	0.32
Dividends and distributions from:
Net investment income	(0.24)	(0.35)	(0.48)	(0.49)	(0.53)	(0.53)	(0.54)
Net realized gain	—	—	—	—	—	(0.00)[2]	—
Total dividends and distributions	(0.24)	(0.35)	(0.48)	(0.49)	(0.53)	(0.53)	(0.54)
Net asset value, end of period	$ 9.13	$ 10.39	$ 10.85	$ 11.10	$ 11.05	$ 11.03	$ 11.23

Total Investment Return[3]
Based on net asset value	(9.93)%[4]	(0.99)%[4]	2.11%	5.08%	5.05%	3.05%	2.89%

Ratios to Average Net Assets
Total expenses after waiver and fees paid indirectly and
excluding interest expense and fees[5]	0.85%[6]	0.84%[6]	0.83%	0.84%	0.84%	0.84%	0.84%
Total expenses, after waiver and fees paid indirectly	0.87%[6]	0.91%[6]	0.95%	0.99%	0.99%	0.92%	0.93%
Total expenses	0.88%[6]	0.92%[6]	0.95%	1.00%	0.99%	0.93%	0.93%
Net investment income	4.89%[6]	4.45%[6]	4.40%	4.52%	4.79%	4.79%	4.83%

Supplemental Data
Net assets, end of period (000)	$ 149,075	$ 177,080	$ 204,497	$ 223,322	$ 141,319	$ 145,532	$ 150,395
Portfolio turnover	9%	16%	19%	46%	24%	20%	49%

1 Based on average shares outstanding.
2 Amount is less than $(0.01) per share.
3 Total investment returns exclude the effects of sales charges.
4 Aggregate total investment return.
5 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
6 Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

DECEMBER 31, 2008

75

Financial Highlights (continued)					BlackRock New York Municipal Bond Fund

				Investor B
	Six Months
	Ended	Period
	December 31,	October 1,
	2008	2007 to		Year Ended September 30,
	(Unaudited)	June 30, 2008	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$ 10.38	$ 10.84	$ 11.10	$ 11.06	$ 11.04	$ 11.23	$ 11.46
Net investment income[1]	0.22	0.33	0.44	0.45	0.49	0.49	0.50
Net realized and unrealized gain (loss)	(1.25)	(0.47)	(0.26)	0.04	0.01	(0.20)	0.24
Net increase (decrease) from investment operations	(1.03)	(0.14)	0.18	0.49	0.50	0.29	0.26
Dividends and distributions from:
Net investment income	(0.22)	(0.32)	(0.44)	(0.45)	(0.48)	(0.48)	(0.49)
Net realized gain	—	—	—	—	—	(0.00)[2]	—
Total dividends and distributions	(0.22)	(0.32)	(0.44)	(0.45)	(0.48)	(0.48)	(0.49)
Net asset value, end of period	$ 9.13	$ 10.38	$ 10.84	$ 11.10	$ 11.06	$ 11.04	$ 11.23

Total Investment Return[3]
Based on net asset value	(10.03)%[4]	(1.29)%[4]	1.60%	4.56%	4.62%	2.72%	2.38%

Ratios to Average Net Assets
Total expenses after waiver and fees paid indirectly and
excluding interest expense and fees[5]	1.26%[6]	1.24%[6]	1.24%	1.25%	1.25%	1.25%	1.25%
Total expenses, after waiver and fees paid indirectly	1.28%[6]	1.31%[6]	1.36%	1.41%	1.40%	1.33%	1.33%
Total expenses	1.29%[6]	1.31%[6]	1.36%	1.41%	1.40%	1.33%	1.34%
Net investment income	4.46%[6]	4.06%[6]	3.99%	4.14%	4.38%	4.39%	4.41%

Supplemental Data
Net assets, end of period (000)	$ 13,745	$ 18,535	$ 25,264	$ 34,921	$ 45,506	$ 57,409	$ 78,510
Portfolio turnover	9%	16%	19%	46%	24%	20%	49%

1 Based on average shares outstanding.
2 Amount is less than $(0.01) per share.
3 Total investment returns exclude the effects of sales charges.
4 Aggregate total investment return.
5 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
6 Annualized.

See Notes to Financial Statements.

76 SEMI-ANNUAL REPORT

DECEMBER 31, 2008

Financial Highlights (continued)	BlackRock New York Municipal Bond Fund

		Investor C
	Six Months	Period	Period
	Ended	October 1, 2007	October 2, 2006[1]
	December 31, 2008	to June 30,	to September 30,
	(Unaudited)	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$ 10.38	$ 10.84	$ 11.10
Net investment income[2]	0.20	0.28	0.37
Net realized and unrealized loss	(1.25)	(0.46)	(0.25)
Net increase (decrease) from investment operations	(1.05)	(0.18)	0.12
Dividends from net investment income	(0.20)	(0.28)	(0.38)
Net asset value, end of period	$ 9.13	$ 10.38	$ 10.84

Total Investment Return[3]
Based on net asset value	(10.25)%[4]	(1.65)%[4]	1.08%[4]

Ratios to Average Net Assets
Total expenses after waiver and fees paid indirectly and excluding interest expense and fees[5]	1.73%[6]	1.74%[6]	1.74%[6]
Total expenses, after waiver and fees paid indirectly	1.75%[6]	1.81%[6]	1.85%[6]
Total expenses	1.76%[6]	1.82%[6]	1.85%[6]
Net investment income	4.03%[6]	3.57%[6]	3.52%[6]

Supplemental Data
Net assets, end of period (000)	$ 9,546	$ 8,535	$ 4,611
Portfolio turnover	9%	16%	19%

1 Commencement of operations.
2 Based on average shares outstanding.
3 Total investment returns exclude the effects of sales charges.
4 Aggregate total investment return.
5 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
6 Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

DECEMBER 31, 2008

77

Financial Highlights (concluded)					BlackRock New York Municipal Bond Fund

				Investor C1
	Six Months
	Ended	Period
	December 31,	October 1,
	2008	2007 to		Year Ended September 30,
	(Unaudited)	June 30, 2008	2007	2006	2005	2004	2003
Per Share Operating Performance
Net asset value, beginning of period	$ 10.39	$ 10.85	$ 11.10	$ 11.06	$ 11.04	$ 11.24	$ 11.46
Net investment income[1]	0.22	0.32	0.43	0.44	0.48	0.48	0.48
Net realized and unrealized gain (loss)	(1.26)	(0.47)	(0.25)	0.04	0.01	(0.21)	(0.22)
Net increase (decrease) from investment operations	(1.04)	(0.15)	0.18	0.48	0.49	0.27	0.26
Dividends and distributions from:
Net investment income	(0.22)	(0.31)	(0.43)	(0.44)	(0.47)	(0.47)	(0.48)
Net realized gain	—	—	—	—	—	(0.00)[2]	—
Total dividends and distributions	(0.22)	(0.31)	(0.43)	(0.44)	(0.47)	(0.47)	(0.48)
Net asset value, end of period	$ 9.13	$ 10.39	$ 10.85	$ 11.10	$ 11.06	$ 11.04	$ 11.24

Total Investment Return[3]
Based on net asset value	(10.16)%[4]	(1.35)%[4]	1.61%	4.46%	4.52%	2.53%	2.38%

Ratios to Average Net Assets
Total expenses after waiver and fees paid indirectly and
excluding interest expense and fees[5]	1.34%[6]	1.33%[6]	1.33%	1.35%	1.35%	1.35%	1.34%
Total expenses, after waiver and fees paid indirectly	1.36%[6]	1.40%[6]	1.45%	1.50%	1.50%	1.43%	1.43%
Total expenses	1.37%[6]	1.41%[6]	1.45%	1.51%	1.50%	1.43%	1.44%
Net investment income	4.40%[6]	3.97%[6]	3.91%	4.03%	4.28%	4.29%	4.32%

Supplemental Data
Net assets, end of period (000)	$ 11,999	$ 14,217	$ 16,364	$ 18,984	$ 17,080	$ 17,309	$ 16,729
Portfolio turnover	9%	16%	19%	46%	24%	20%	49%

1 Based on average shares outstanding.
2 Amount is less than $(0.01) per share.
3 Total investment returns exclude the effects of sales charges.
4 Aggregate total investment return.
5 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
6 Annualized.

See Notes to Financial Statements.

78 SEMI-ANNUAL REPORT

DECEMBER 31, 2008

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Short-Term Municipal Fund, BlackRock Municipal Insured
Fund, BlackRock National Municipal Fund, BlackRock High Yield
Municipal Fund of BlackRock Municipal Bond Fund, Inc. of BlackRock
Municipal Bond Fund, Inc. (“The Bond Fund”) and BlackRock New York
Municipal Bond Fund of BlackRock Multi-State Series Trust (the “Funds”
or individually as the “Fund”) are registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The Bond Fund is regis-
tered as a Maryland corporation. BlackRock Multi-State Series Trust is registered as a Massachusetts business trust. The Funds’ financial state-
ments are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. Each Fund offers multiple classes of shares. BlackRock and Institutional Shares are sold only to certain eligible investors.
Investor A Shares are generally sold with a front-end sales charge.
Investor A1, Investor B, and Investor C1 Shares are not generally avail-
able except for dividend and capital gains investment. Shares of Investor
B, Investor C and Investor C1 may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor A1, Investor B, Investor C and Investor C1 Shares
bear certain expenses related to the shareholding servicing of such shares, and Investor B, Investor C, and Investor C1 Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its share-
holder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A and
Investor A1 distribution plans).

The following is a summary of significant accounting policies followed by the Funds:

Valuation of Investments — Municipal investments (including commit-
ments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Fund’s Board of Trustees (the
“Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments. Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and trades of underlying securities. Financial futures contracts traded on exchanges are valued at their last sale price. Short-term securities with maturities less than 60 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value
Assets”). When determining the price for Fair Value Assets the investment advisor and/or the sub advisor seeks to determine the price that each
Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or the sub-advisor deems relevant. The pricing of all Fair Value Assets is subse-
quently reported to the Board or a committee thereof.

Derivative Financial Instruments: The Funds may engage in various port-
folio investment strategies both to increase the return of the Fund and to hedge, or protect, their exposure to interest rate movements and move-
ments in the securities markets. Losses may arise if the value of the con-
tract decreases due to an unfavorable change in the price of the under-
lying security or if the counterparty does not perform under contract.

•Financial futures contracts — The Funds may purchase or sell finan-
cial futures contracts and options on financial futures contracts for investment purposes or to manage their interest rate risk. Futures are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the
Fund agrees to receive from, or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying assets, and the possible inability of counterparties to meet the terms of their contracts.

•Forward interest rate swaps — The Funds may enter into forward interest rate swaps for investment purposes. In a forward interest rate swap, a Fund and the counterparty agree to make periodic net payments on a specified notional contract amount, commencing on a specified future effective date, unless terminated earlier. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains or losses, respectively. Forward interest rate swaps are marked-to-
market daily and changes in value are recorded as unrealized appreciation (depreciation). When the forward interest rate swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing trans-
action and the Funds’ basis in the contract, if any. Forward interest

SEMI-ANNUAL REPORT DECEMBER 31, 2008 79

Notes to Financial Statements (continued)

rate swap transactions involve, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the
Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to per-
form or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in the inter-
est rates and/or market values associated with these transactions.
The Fund generally intends to close each forward interest rate swap before the effective date specified in the agreement and therefore avoid entering into the interest rate swap underlying each forward interest rate swap.

Forward Commitments and When-Issued Delayed Delivery Securities:
The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securi-
ties under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a when-issued basis, the Funds will hold liquid assets worth at least the equivalent of the amount due.

Municipal Bonds Transferred to Tender Option Bond Trusts: The Funds
may leverage their assets through the use of tender option bond trusts
(“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal securities. Other funds managed by the investment advisor may also contribute municipal securities to a TOB into which a Fund has contributed securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates (“TOB
Residuals”), which are generally issued to the participating funds that made the transfer. The TOB Residuals held by the Funds include the right of the Funds (1) to cause the holders of a proportional share of the floating rate certificates to tender their certificates at par, and (2) to transfer, within seven days, a corresponding share of the municipal secu-
rities from the TOB to the Funds. The TOB may also be terminated with-
out the consent of the Funds upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal security, a substantial down-
grade in credit quality of the municipal security, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal security or the inability to remarket the short-term floating rate certificates to third party investors.

The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to the Funds, which typi-
cally invest the cash in additional municipal securities. The Funds’ trans-
fer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented in each Fund’s Schedule of Investments and the proceeds from the issuance of the short-term floating rate certificates are reported as a liability for Trust Certificates.

Interest income from the underlying security is recorded by the Funds on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Funds. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. At December 31, 2008, the aggregate value of the underlying municipal securities transferred to TOBs, the related liabil-
ity for trust certificates and the range of interest rates were as follows:

Underlying
Municipal
	Securities	Liability for	Range of
	Transferred	Trust	Interest
	to TOBs	Certificates	Rates
BlackRock Municipal			0.976% –
Insured Fund	$115,532,390	$59,737,497	3.250%
BlackRock National			0.976% –
Municipal Fund	$ 63,150,307	$34,260,000	2.893%
BlackRock New York			1.714% –
Municipal Bond Fund	$ 3,926,342	$ 2,211,247	2.233%

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds when interest rates rise, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, the Funds’ investments in TOBs may adversely affect the Funds’ invest-
ment income and distributions to shareholders. Also, fluctuations in the market value of municipal securities deposited into the TOB may adversely affect the Fund’s net asset values per share.

Zero-Coupon Bonds: The Funds may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission
(“SEC”) require that each Fund segregates assets in connection with certain investments (e.g., financial futures contracts and swaps) each
Fund will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having

80 SEMI-ANNUAL REPORT

DECEMBER 31, 2008

Notes to Financial Statements (continued)

a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Fund may also be required to deliver or deposit securities as collat-
eral for certain investments (e.g., financial futures contracts and swaps).

Investment Transactions and Investment Income: Investment trans-
actions are recorded on the dates the transactions are entered into
(the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Funds amortize all premiums and discounts on debt securi-
ties. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment compa-
nies and to distribute substantially all of its taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Funds file US federal and various state and local tax returns.
No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remains open for the years ended June 30, 2005 through June 30, 2007. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In March 2008, Statement of
Financial Accounting Standards No. 161, “Disclosures about Derivative
Instruments and Hedging Activities — an amendment of FASB Statement
No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced dis-
closure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for and how derivative instru-
ments affect an entity’s results of operations and financial position. FAS
161 is effective for financial statements issued for fiscal years and inter-
im periods beginning after November 15, 2008. The impact on the
Funds’ financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Funds are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

Each Fund has entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Advisor”), and indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and admin-
istration services. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC
Financial Services Group, Inc. (“PNC”) are the largest stockholders of
BlackRock, Inc. As of December 31, 2008, Merrill Lynch and PNC are
affiliates of BlackRock, Inc.

The Advisor is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Funds. For such ser-
vices, the Funds pay the Advisor a monthly fee based upon the average daily value of each Fund’s net assets at the following annual rates:

	Rate of Advisory Fee
	BlackRock BlackRock BlackRock
Aggregate of Average	Short-Term	Municipal	National
Daily Net Assets of the	Municipal	Insured	Municipal
Three Combined Funds[1]	Fund	Fund	Fund
Not exceeding $250 million	0.40%	0.40%	0.50%
In excess of $250 million but
not exceeding $400 million	0.375%	0.375%	0.475%
In excess of $400 million but
not exceeding $550 million	0.35%	0.375%	0.475%
In excess of $550 million but
not exceeding $1.5 billion	0.325%	0.375%	0.475%
In excess of $1.5 billion	0.325%	0.350%	0.475%

1 The portion of the assets of a Fund to which the rate of each breakpoint level applies will be determined on a “uniform percentage” basis. The uniform percent-
age applicable to a breakpoint level is determined by dividing the amount of the aggregate average daily net assets of the three combined Funds that falls within that breakpoint level by the aggregate average daily net assets of the three com-
bined Funds. The amount of the fee for a Fund at each breakpoint level is deter-
mined by multiplying the average daily net assets of that Fund by the uniform percentage applicable to that breakpoint level and multiplying the product by the advisory fee rate.

For BlackRock Short-Term Municipal Fund, the Advisor has voluntarily agreed to waive fees or expenses in order to limit expenses as follows:
0.35% for Institutional Shares, 0.60% for Investor A Shares, 0.45% for
Investor A1 Shares, 0.70% for Investor B Shares and 1.35% for Investor
C Shares. For the six months ended December 31, 2008, the Advisor waived $192,262 which is included in fees waived by Advisor on the
Statements of Operations.

BlackRock High Yield Municipal Fund’s rates are as follows: 0.55%
of the Fund’s average daily net assets not exceeding $250 million;
0.525% of average daily net assets in excess of $250 million but not exceeding $500 million; and 0.50% of average daily net assets in excess

SEMI-ANNUAL REPORT

DECEMBER 31, 2008

81

Notes to Financial Statements (continued)

of $500 million. In addition, for the BlackRock High Yield Municipal Fund, the Advisor has voluntarily agreed to waive a portion of the investment advisory fee. The amount of the waiver is determined monthly and can be discontinued at any time.

BlackRock New York Municipal Bond Fund’s rates are as follows: 0.55%
of the Fund’s average daily net assets not exceeding $500 million;
0.525% of the average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.50% of average daily net assets in excess of $1 billion.

The Advisor has agreed to waive its advisory fees by the amount of investment advisory fee each Fund pays to the Advisor indirectly through its investment in affiliated money market funds. These amounts are included in fees waived by the Advisor on the Statements of Operations.
For the six months ended December 31, 2008, the amounts were as follows:

Fees Waived
by Advisor
BlackRock Short-Term Municipal Fund	$ 19,005
BlackRock Municipal Insured Fund	$ 23,304
BlackRock National Municipal Fund	$126,916
BlackRock High Yield Municipal Fund	$ 2,324
BlackRock New York Municipal Bond Fund	$ 9,141

The Advisor has entered into a separate sub-advisory agreement with
BlackRock Investment Management, LLC, (“BIM”), an affiliate of the
Advisor, under which the Advisor pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Funds to the Advisor.

For the six months ended December 31, 2008, each Fund reimbursed the Advisor for certain accounting services, which are included in accounting services in the Statements of Operations. The reimburse-
ments were as follows:

Reimbursement
to Advisor
BlackRock Short-Term Municipal Fund	$ 2,510
BlackRock Municipal Insured Fund	$ 6,734
BlackRock National Municipal Fund	$14,175
BlackRock High Yield Municipal Fund	$ 642
BlackRock New York Municipal Bond Fund	$ 2,172

Effective October 31, 2008, each Fund has entered into a Distribution
Agreement and Distribution Plans with BlackRock Investments, Inc.
(“BII”), which replaced FAM Distributors, Inc. (“FAMD”) and BlackRock
Distributors, Inc. and its affiliates (“BDI”) (collectively, the “Distributor”)
as the sole distributor of the Funds. FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. BII and BDI are affiliates of BlackRock, Inc.

The service and distribution fees did not change as a result of this transactions.

Pursuant to the Distribution Plans adopted by each Fund in accordance with Rule 12b-1 under the 1940 Act, each Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

			Service Fees

	BlackRock	BlackRock	BlackRock	BlackRock	BlackRock
	Short-Term	Municipal	National	High Yield	New York
	Municipal	Insured	Municipal	Municipal	Municipal
	Fund	Fund	Fund	Fund	Bond Fund
Investor A	0.25%	0.25%	0.25%	0.25%	0.25%
Investor A1	0.10%	—	—	—	0.10%
Investor B	0.15%	0.25%	0.25%	—	0.25%
Investor C	0.25%	0.25%	0.25%	0.25%	0.25%
Investor C1	—	0.25%	0.25%	—	0.25%

		Distribution Fees

	BlackRock	BlackRock	BlackRock	BlackRock	BlackRock
	Short-Term	Municipal	National	High Yield	New York
	Municipal	Insured	Municipal	Municipal	Municipal
	Fund	Fund	Fund	Fund	Bond Fund
Investor B	0.20%	0.50%	0.50%	—	0.25%
Investor C	0.75%	0.75%	0.75%	0.75%	0.75%
Investor C1	—	0.55%	0.55%	—	0.35%

Pursuant to sub-agreements with each Distributor, broker-dealers, includ-
ing Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a
wholly owned subsidiary of Merrill Lynch, and the Distributor provide shareholder servicing and distribution services to each Fund. The ongo-
ing service and/or distribution fee compensates the Distributor and each broker-dealer for providing shareholder servicing and/or distribu-
tion related services to Investor A, Investor A1, Investor B, Investor C and
Investor C1 shareholders.

For the six months ended December 31, 2008, affiliates earned under-
writing discounts and direct commissions and dealer concessions on sales of each Fund’s Investor A and Investor A1 Shares, which totaled as follows:

	BlackRock	BlackRock	BlackRock	BlackRock	BlackRock
	Short-Term	Municipal	National	High Yield	New York
	Municipal	Insured	Municipal	Municipal	Municipal
	Fund	Fund	Fund	Fund	Bond Fund
Investor A	$ 48,438	$ 57,555	$367,314	$ 5,217	$ 26,460

82 SEMI-ANNUAL REPORT

DECEMBER 31, 2008

Notes to Financial Statements (continued)

For the six months ended December 31, 2008, affiliates received con-
tingent deferred sales charges relating to transactions in Investor B,
Investor C and Investor C1 Shares as follows:

	BlackRock	BlackRock	BlackRock	BlackRock	BlackRock
	Short-Term	Municipal	National	High Yield	New York
	Municipal	Insured	Municipal	Municipal	Municipal
	Fund	Fund	Fund	Fund	Bond Fund
Investor B	$ 3,938	$ 21,475	$ 36,149	—	$ 6,006
Investor C	$ 9,033	$ 14,163	$ 41,500	$ 88	$ 17
Investor C1	—	$ 250	$ 1,493	—	—

Furthermore, affiliates received contingent deferred sales charges relat-
ing to transactions subject to front-end sales charge waivers relating to
Investor A and Investor A1 Shares as follows:

	BlackRock	BlackRock	BlackRock	BlackRock	BlackRock
	Short-Term	Municipal	National	High Yield	New York
	Municipal	Insured	Municipal	Municipal	Municipal
	Fund	Fund	Fund	Fund	Bond Fund
Investor A	$ 9,766	$ 3,318	$ 52,505	—	—

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Advisor, is the Funds’ transfer agent and dividend disbursing agent. Each class of the Funds bear the costs of transfer agent fees associated with such respective classes.
Transfer agency fees borne by each class of the Funds are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Funds, 12b-1 fee calculation, check writing, anti-
money laundering services, and customer identification services.

Pursuant to written agreements, certain affiliates provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other adminis-
trative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the six months ended
December 31, 2008, the Funds paid the following fees in return for these services, which are a component of the transfer agent fees in the accompanying Statements of Operations:

BlackRock Short-Term Municipal Fund	$ 49,220
BlackRock Municipal Insured Fund	$ 85,890
BlackRock National Municipal Fund	$ 274,336
BlackRock High Yield Municipal Fund	$ 4,914
BlackRock New York Municipal Bond Fund	$ 38,319

The Funds may earn income on positive cash balances in demand deposit accounts that are maintained by the transfer agent on behalf of the Funds. For the six months ended December 31, 2008, the
Funds earned income, which is included in income — affiliated in the Statements of Operations, as follows:

BlackRock Short-Term Municipal Fund	$ 60
BlackRock National Municipal Fund	$1,204
BlackRock High Yield Municipal Fund	$ 51
BlackRock New York Municipal Bond Fund	$ 13

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to share-
holder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of
Fund shares. For the six months ended December 31, 2008, the follow-
ing amounts have been accrued by the Funds to reimburse the Advisor for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statements of Operations.

Call Center Fees

	BlackRock	BlackRock	BlackRock	BlackRock	BlackRock
	Short-Term	Municipal	National	High Yield	New York
	Municipal	Insured	Municipal	Municipal	Municipal
	Fund	Fund	Fund	Fund	Bond Fund
BlackRock
Service	$ 8	—	—	—	—
Institutional	$1,050	$5,778	$17,142	$199	$ 93
Investor A	$ 84	$1,842	$ 5,052	$ 57	$ 156
Investor A1	$ 732	—	—	—	$2,178
Investor B	$ 84	$ 312	$ 762	—	$ 198
Investor C	$ 72	$ 96	$ 750	$ 36	$ 81
Investor C1	—	$ 342	$ 816	—	$ 114

Pursuant to the custody agreement, custodian fees may be reduced by amounts calculated on uninvested cash balances (“custody credits”), which are on the Statements of Operations as fees paid indirectly.

Certain officers and/or trustees of the Funds are officers and/or direc-
tors of BlackRock, Inc. or its affiliates. The Funds reimburse the Advisor for compensation paid to the Funds’ Chief Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended December 31, 2008 were as follows:

	Purchases	Sales
BlackRock Short-Term Municipal Fund	$106,136,393	$ 66,221,730
BlackRock Municipal Insured Fund	$ 64,258,929	$132,215,340
BlackRock National Municipal Fund	$476,207,678	$504,648,783
BlackRock High Yield Municipal Fund	$ 9,012,507	$ 11,297,376
BlackRock New York Municipal
Bond Fund	$ 21,194,733	$ 30,411,290

SEMI-ANNUAL REPORT

DECEMBER 31, 2008

83

Notes to Financial Statements (continued)

4. Short-Term Borrowings:

The Funds, along with certain other funds managed by the Advisor and its affiliates, are a party to a $500,000,000 credit agreement with a group of lenders, which expired November 2008 and was subsequently renewed until November 2009. The Funds may borrow under the credit agreement to fund shareholder redemptions and for other lawful purpos-
es other than for leverage. The Funds may borrow up to the maximum amount allowable under each Fund’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Funds paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets as of October 31, 2008. Each Fund pays a commitment fee of 0.08% per annum based on the Funds’ pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statements of Operations. Amounts borrowed under the credit agreement bear inter-
est at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, higher of
(i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agree-
ment) in effect from time to time. The Funds did not borrow under the credit agreement during the six months ended December 31, 2008.

5. Capital Loss Carryforward:

As of June 30, 2008, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated
expiration dates:

	BlackRock	BlackRock	BlackRock	BlackRock	BlackRock
	Short-Term	Municipal	National	High Yield	New York
Expires	Municipal	Insured	Municipal	Municipal	Municipal
June 30,	Fund	Fund	Fund	Fund	Bond Fund
2009	$ 426,094	—	$24,178,001	—	$7,034,310
2010	—	—	444,566	—	—
2011	32,641	—	942,957	—	—
2012	331,374	—	1,591,140	—	—
2013	1,178,808	—	—	—	8,935,207
2014	4,110,940	—	—	—	—
2015	2,987,949	—	—	—	—
2016	322,206	—	—	$258,523	—
Total	$9,390,012	—	$27,156,664	$258,523	$15,969,517

6. Market, Credit and Concentration Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market
(market risk) or failure of the issuer of a security to meet all its obliga-
tions (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the com-
panies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the
Funds’ Statements of Assets and Liabilities.

Many municipalities insure repayment of their bonds, which reduces the risk of loss due to issuer default. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

BlackRock New York Municipal Bond Fund

This Fund invests a substantial amount of its assets in issuers located in a single state or a limited number of states. Please see the Schedule of
Investments for concentration in specific states.

84 SEMI-ANNUAL REPORT

DECEMBER 31, 2008

Notes to Financial Statements (continued)

7. Capital Share Transactions:
Transactions in capital shares for each class were as follows:
	Six Months Ended		Year Ended
	December 31, 2008		to June 30, 2008
BlackRock Short-Term Municipal Fund	Shares	Amount	Shares	Amount
BlackRock Shares
Shares sold	13,511	$ 135,648	—	—
Shares issued to shareholders in reinvestment of dividends	2,270	22,706	7,219	$ 72,014
Total issued	15,781	158,354	7,219	72,014
Shares redeemed	(60,136)	(603,478)	(73,092)	(730,403)
Net decrease	(44,355)	$ (445,124)	(65,873)	$ (658,389)

Institutional Shares
Shares sold	7,353,002	$ 73,458,925	7,364,607	$ 73,727,719
Shares issued to shareholders in reinvestment of dividends	132,338	1,322,509	230,835	2,302,223
Total issued	7,485,340	74,781,434	7,595,442	76,029,942
Shares redeemed	(4,628,857)	(46,182,771)	(2,643,000)	(26,376,640)
Net increase	2,856,483	$ 28,598,663	4,952,442	$ 49,653,302

Investor A Shares
Shares sold	2,332,739	$ 23,347,542	1,168,727	$ 11,651,976
Shares issued to shareholders in reinvestment of dividends	13,930	139,240	11,803	117,921
Total issued	2,346,669	23,486,782	1,180,530	11,769,897
Shares redeemed	(672,559)	(6,721,313)	(385,226)	(3,860,050)
Net increase	1,674,110	$ 16,765,469	795,304	$ 7,909,847

Investor A1 Shares
Shares sold	35,559	$ 354,918	134,833	$ 1,345,652
Shares issued to shareholders in reinvestment of dividends	76,793	768,196	185,071	1,846,524
Total issued	112,352	1,123,114	319,904	3,192,176
Shares redeemed	(2,218,307)	(22,241,549)	(2,104,956)	(20,951,820)
Net decrease	(2,105,955)	$ (21,118,435)	(1,785,052)	$ (17,759,644)

Investor B Shares
Shares sold	135,255	$ 1,353,383	66,520	$ 662,554
Shares issued to shareholders in reinvestment of dividends	8,509	85,038	21,958	218,871
Total issued	143,764	1,438,421	88,478	881,425
Shares redeemed	(139,027)	(1,386,775)	(479,536)	(4,783,875)
Net increase (decrease)	4,737	$ 51,646	(391,058)	$ (3,902,450)

Investor C Shares
Shares sold	2,433,086	$ 24,313,122	710,129	$ 7,088,444
Shares issued to shareholders in reinvestment of dividends	10,638	106,348	7,861	78,483
Total issued	2,443,724	24,419,470	717,990	7,166,927
Shares redeemed	(303,067)	(3,022,468)	(190,416)	(1,900,796)
Net increase	2,140,657	$ 21,397,002	527,574	$ 5,266,131

SEMI-ANNUAL REPORT

DECEMBER 31, 2008

85

Notes to Financial Statements (continued)

	Six Months Ended		Year Ended
	December 31, 2008		June 30, 2008
BlackRock Municipal Insured Fund	Shares	Amount	Shares	Amount
Institutional Shares
Shares sold	1,322,148	$ 9,096,179	1,777,861	$ 13,543,665
Shares issued to shareholders in reinvestment of dividends
and distributions	850,122	5,920,600	1,623,461	12,287,529
Total issued	2,172,270	15,016,779	3,401,322	25,831,194
Shares redeemed	(5,429,149)	(37,575,621)	(8,693,490)	(66,023,825)
Net decrease	(3,256,879)	$ (22,558,842)	(5,292,168)	$ (40,192,631)

Investor A Shares
Shares sold	2,267,957	$ 15,524,990	2,991,401	$ 22,777,021
Shares issued to shareholders in reinvestment of dividends
and distributions	282,411	1,964,530	499,420	3,777,445
Total issued	2,550,368	17,489,520	3,490,821	26,554,466
Shares redeemed	(2,198,464)	(14,933,682)	(3,145,331)	(23,994,753)
Net increase	351,904	$ 2,555,838	345,490	$ 2,559,713

Investor B Shares
Shares sold	60,872	$ 410,444	192,937	$ 1,476,246
Shares issued to shareholders in reinvestment of dividends
and distributions	40,550	282,547	89,770	679,437
Total issued	101,422	692,991	282,707	2,155,683
Shares redeemed and automatic conversion of shares	(991,800)	(6,910,685)	(1,710,506)	(13,019,421)
Net decrease	(890,378)	$ (6,217,694)	(1,427,799)	$ (10,863,738)

Investor C Shares
Shares sold	1,035,598	$ 7,182,192	1,416,686	$ 10,764,923
Shares issued to shareholders in reinvestment of dividends
and distributions	26,531	184,098	25,281	190,501
Total issued	1,062,129	7,366,290	1,441,967	10,955,424
Shares redeemed	(653,399)	(4,439,280)	(190,707)	(1,443,003)
Net increase	408,730	$ 2,927,010	1,251,260	$ 9,512,421

Investor C1 Shares
Shares sold	91	$ 731	259	$ 1,870
Shares issued to shareholders in reinvestment of dividends
and distributions	62,767	436,843	124,398	941,214
Total issued	62,858	437,574	124,657	943,084
Shares redeemed	(759,373)	(5,239,863)	(1,078,193)	(8,190,073)
Net decrease	(696,515)	$ (4,802,289)	(953,536)	$ (7,246,989)

86 SEMI-ANNUAL REPORT

DECEMBER 31, 2008

Notes to Financial Statements (continued)

	Six Months Ended		Year Ended
	December 31, 2008		June 30, 2008
BlackRock National Municipal Fund	Shares	Amount	Shares	Amount
Institutional Shares
Shares sold	11,482,017	$106,328,492	16,005,655	$ 163,209,896
Shares issued to shareholders in reinvestment of dividends	1,616,493	15,185,109	3,009,671	30,615,058
Total issued	13,098,510	121,513,601	19,015,326	193,824,954
Shares redeemed	(21,558,632)	(198,396,645)	(14,764,890)	(150,139,405)
Net increase (decrease)	(8,460,122)	$ (76,883,044)	4,250,436	$ 43,685,549

Investor A Shares
Shares sold and automatic conversion of shares	21,941,769	$202,254,159	18,700,872	$ 190,592,280
Shares issued to shareholders in reinvestment of dividends	635,353	5,955,128	919,230	9,340,480
Total issued	22,577,122	208,209,287	19,620,102	199,932,760
Shares redeemed	(12,035,472)	(110,848,448)	(5,822,235)	(59,464,427)
Net increase	10,541,650	$ 97,360,839	13,797,867	$ 140,468,333

Investor B Shares
Shares sold	298,287	$ 2,759,223	235,464	$ 2,398,074
Shares issued to shareholders in reinvestment of dividends	66,804	626,837	146,494	1,491,864
Total issued	365,091	3,386,060	381,958	3,889,938
Shares redeemed and automatic conversion of shares	(1,439,901)	(13,538,858)	(3,112,742)	(31,809,975)
Net decrease	(1,074,810)	$ (10,152,798)	(2,730,784)	$ (27,920,037)

Investor C Shares
Shares sold	6,709,695	$ 62,983,129	7,587,682	$ 77,320,500
Shares issued to shareholders in reinvestment of dividends	185,755	1,734,480	175,685	1,781,872
Total issued	6,895,450	64,717,609	7,763,367	79,102,372
Shares redeemed	(2,731,507)	(25,442,587)	(1,379,487)	(14,088,908)
Net increase	4,163,943	$ 39,275,022	6,383,880	$ 65,013,464

Investor C1 Shares
Shares sold	11,663	$ 113,252	35,604	$ 365,498
Shares issued to shareholders in reinvestment of dividends	154,099	1,446,596	321,359	3,272,418
Total issued	165,762	1,559,848	356,963	3,637,916
Shares redeemed	(1,580,215)	(14,665,994)	(2,368,864)	(24,204,318)
Net decrease	(1,414,453)	$ (13,106,146)	(2,011,901)	$ (20,566,402)

SEMI-ANNUAL REPORT

DECEMBER 31, 2008

87

Notes to Financial Statements (continued)

	Six Months Ended		Year Ended
	December 31, 2008		June 30, 2008
BlackRock High Yield Municipal Fund	Shares	Amount	Shares	Amount
Institutional Shares
Shares sold	1,111,063	$ 8,184,421	5,299,302	$ 48,686,114
Shares issued to shareholders in reinvestment of dividends
and distributions	3,285	24,433	4,317	39,399
Total issued	1,114,348	8,208,854	5,303,619	48,725,513
Shares redeemed	(2,777,124)	(20,567,819)	(3,372,274)	(30,775,895)
Net increase (decrease)	(1,662,776)	$ (12,358,965)	1,931,345	$ 17,949,618

Investor A Shares
Shares sold	143,749	$ 1,057,060	388,902	$ 3,588,193
Shares issued to shareholders in reinvestment of dividends
and distributions	9,842	76,174	20,824	190,141
Total issued	153,591	1,133,234	409,726	3,778,334
Shares redeemed	(596,990)	(4,515,271)	(250,883)	(2,323,475)
Net increase (decrease)	(443,399)	$ (3,382,037)	158,843	$ 1,454,859

Investor C Shares
Shares sold	125,798	$ 978,155	249,094	$ 2,283,008
Shares issued to shareholders in reinvestment of dividends
and distributions	8,385	62,247	11,628	105,769
Total issued	134,183	1,040,402	260,722	2,388,777
Shares redeemed	(142,866)	(1,030,908)	(178,727)	(1,679,281)
Net increase (decrease)	(8,683)	$ 9,494	81,995	$ 709,496

88 SEMI-ANNUAL REPORT

DECEMBER 31, 2008

Notes to Financial Statements (continued)

	Six Months Ended		Period October 1, 2007			Year Ended
	December 31, 2008		to June 30, 2008		September 30, 2007
BlackRock New York Municipal Bond Fund	Shares	Amount	Shares	Amount	Shares	Amount
Institutional
Shares sold	162,999	$ 1,583,110	653,852	$ 6,941,064	563,362	$ 6,200,599
Shares issued to shareholders in reinvestment
of dividends	21,639	209,518	21,250	224,915	22,248	244,891
Total issued	184,638	1,792,628	675,102	7,165,979	585,610	6,445,490
Shares redeemed	(374,871)	(3,578,438)	(322,656)	(3,438,545)	(199,561)	(2,176,094)
Net increase (decrease)	(190,233)	$ (1,785,810)	352,446	$ 3,727,434	386,049	$ 4,269,396

	Six Months Ended		Period October 1, 2007		Period October 2, 2006*
	December 31, 2008		to June 30, 2008		to September 30, 2007
	Shares	Amount	Shares	Amount	Shares	Amount
Investor A
Shares sold	651,283	$ 6,415,376	1,128,404	$ 12,098,355	1,159,552	$ 12,798,513
Shares issued to shareholders in reinvestment
of dividends	23,869	230,361	26,141	276,958	11,371	124,414
Total issued	675,152	6,645,737	1,154,545	12,375,313	1,170,923	12,922,927
Shares redeemed	(415,270)	(3,943,999)	(699,518)	(7,416,904)	(68,236)	(742,952)
Net increase	259,882	$ 2,701,738	455,027	$ 4,958,409	1,102,687	$ 12,179,975

* Commencement of Operations.

	Six Months Ended		Period October 1, 2007			Year Ended
	December 31, 2008		to June 30, 2008		September 30, 2007**
	Shares	Amount	Shares	Amount	Shares	Amount
Investor A1
Shares sold	152,192	$ 1,533,204	285,153	$ 3,042,406	493,948	$ 5,431,046
Shares issued to shareholders in reinvestment
of dividends	255,714	2,476,971	357,383	3,789,957	501,703	5,534,705
Total issued	407,906	4,010,175	642,536	6,832,363	995,651	10,965,751
Shares redeemed	(1,130,540)	(10,883,854)	(2,443,975)	(25,874,500)	(2,256,844)	(24,905,480)
Net decrease	(722,634)	$ (6,873,679)	(1,801,439)	$ (19,042,137)	(1,261,193)	$ (13,939,729)

Investor B
Shares sold	7,780	$ 72,804	37,649	$ 404,726	62,337	$ 688,504
Shares issued to shareholders in reinvestment
of dividends	16,345	158,487	27,365	290,345	53,584	591,518
Total issued	24,125	231,291	65,014	695,071	115,921	1,280,022
Shares redeemed	(303,346)	(2,979,017)	(609,592)	(6,510,070)	(932,308)	(10,266,350)
Net decrease	(279,221)	$ (2,747,726)	(544,578)	$ (5,814,999)	(816,387)	$ (8,986,328)

** Effective October 2, 2006, Class A Shares were redesignated Investor A1 Shares.

SEMI-ANNUAL REPORT

DECEMBER 31, 2008

89

Notes to Financial Statements (concluded)

	Six Months Ended		Period October 1, 2007		Period October 2, 2006*
	December 31, 2008		to June 30, 2008		to September 30, 2007
BlackRock New York
Municipal Bond Fund (concluded)	Shares	Amount	Shares	Amount	Shares	Amount
Investor C
Shares sold	255,065	$ 2,485,668	445,757	$ 4,757,549	426,707	$ 4,696,020
Shares issued to shareholders in reinvestment
of dividends	14,370	138,530	13,218	139,705	4,448	48,645
Total issued	269,435	2,624,198	458,975	4,897,254	431,155	4,744,665
Shares redeemed	(45,705)	(459,405)	(62,073)	(662,001)	(5,985)	(65,594)
Net increase	223,730	$ 2,164,793	396,902	$ 4,235,253	425,170	$ 4,679,071

* Commencement of operations.
	Six Months Ended		Period October 1, 2007			Year Ended
	December 31, 2008		to June 30, 2008		September 30, 2007**
	Shares	Amount	Shares	Amount	Shares	Amount
Investor C1
Shares sold	18	$ 228	1,102	$ 11,515	128	$ 1,415
Shares issued to shareholders in reinvestment
of dividends	19,705	190,722	27,507	291,749	39,561	436,364
Total issued	19,723	190,950	28,609	303,264	39,689	437,779
Shares redeemed	(74,363)	(692,705)	(168,317)	(1,794,619)	(240,915)	(2,663,364)
Net decrease	(54,640)	$ (501,755)	(139,708)	$ (1,491,355)	(201,226)	$ (2,225,585)

** Effective October 2, 2006, Class C Shares were redesignated Investor C1 Shares.

8. Subsequent Events:

On January 1, 2009, Bank of America Corporation announced that it had completed its acquisition of Merrill Lynch, one of the principal owners of
BlackRock, Inc.

On February 23, 2009 (the “Reorganization Date”), BlackRock National Municipal Fund of BlackRock Municipal Bond Fund, Inc. (“National Municipal”)
acquired all of the assets and certain stated liabilities of BlackRock Florida Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
(“Florida Municipal”). The reorganization was pursuant to an Agreement and plan of Reorganization, which was approved by the shareholders of
Florida Municipal on January 20, 2009. Under the Agreement and Plan of Reorganization, 201,716 Investor A Shares, and 4,540,365 Investor A1 Shares,
978,873 Investor B Shares, 265,991 Investor C Shares, 973,990 Investor C1 Shares and 1,391,348 Institutional Shares of Florida Municipal were exchanged for 4,478,243 Investor A Shares, 926,855 Investor B Shares, 250,847 Investor C Shares, 920,024 Investor C1 Shares, and 1,316,862
Institutional Shares, respectively, of National Municipal. The conversion ratio for Investor A Shares, Investor A1 Shares, Investor B Shares, Investor C
Shares, Investor C1 Shares and Institutional Shares were 0.943518, 0.944400, 0.946859, 0.943066, 0.944593 and 0.946465, respectively. The assets of Florida Municipal, which consisted of securities and related receivables less liabilities were converted on a tax free basis. On the Reorganization
Date, the net assets of National Municipal were valued at $1,783,003,795 (including net assets of $74,311,909 for Florida Municipal, which included
$6,897,370 of net unrealized depreciation).

90 SEMI-ANNUAL REPORT

DECEMBER 31, 2008

Officers and Directors/Trustees

Robert M. Hernandez, Chairman of the Board, Director/Trustee and
Member of the Audit Committee
Fred G. Weiss, Vice Chair of the Board, Chairman of the Audit Committee
and Director/Trustee
James H. Bodurtha, Director/Trustee
Bruce R. Bond, Director/Trustee
Donald W. Burton, Director/Trustee
Richard S. Davis, Fund President1 and Director/Trustee
Stuart E. Eizenstat, Director/Trustee
Laurence D. Fink, Director/Trustee
Kenneth A. Froot, Director/Trustee
Henry Gabbay, Director/Trustee
John F. O’Brien, Director/Trustee
Roberta Cooper Ramo, Director/Trustee
Jean Margo Reid, Director/Trustee
David H. Walsh, Director/Trustee
Richard R. West, Director/Trustee and Member of the Audit Committee
Donald C. Burke, Fund President2 and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian . Kindelan, Chief Compliance Officer of the Fund
Howard B. Surloff, Secretary

1 Fund President for BlackRock New York Municipal Bond Fund
2 Fund President for BlackRock Municipal Bond Fund, Inc.

Custodians
For BlackRock Municipal Bond Fund, Inc.:
The Bank of New York Mellon
New York, NY 10286

For BlackRock New York Municipal Bond Fund:
State Street Bank and Trust Company
Boston, MA 02101

Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

Address for All Funds
BlackRock Municipal Bond Fund, Inc.
BlackRock New York Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
100 Bellevue Parkway
Wilmington, DE 19809

SEMI-ANNUAL REPORT

DECEMBER 31, 2008

91

Additional Information

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BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
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If you are located in a jurisdiction where specific laws, rules or regulations
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We may share information with our affiliates to service your account or to
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Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available
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by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or
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Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

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1) Access the BlackRock website at
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2) Click on the applicable link and follow the steps to sign up

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The Funds will mail only one copy of shareholder documents, including
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shareholders with multiple accounts at the same address. This practice is
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and eliminate duplicate mailings of shareholder documents. Mailings of
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Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling toll-free (800) 441-7762;
(2) at www.blackrock.com; and (3) on the Securities and Exchange
Commission’s (the “SEC”) website at http://www.sec.gov.

92 SEMI-ANNUAL REPORT DECEMBER 31, 2008

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Record

Information about how the Funds vote proxies relating to securities held in the Funds’ portfolio during the most recent 12-month period ended December 31 is available upon request and without charge
(1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference
Room in Washington, D.C. Information on the operation of the Public
Reference Room may be obtained by calling (800) SEC-0330. The
Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get infor-
mation about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

SEMI-ANNUAL REPORT

DECEMBER 31, 2008

93

A World-Class Mutual Fund Family BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

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BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Value Equity Portfolio
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BlackRock EuroFund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Value Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock Large Cap Core Fund	BlackRock Small Cap Value Equity Portfolio*
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BlackRock Global Growth Fund

Fixed Income Funds

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BlackRock Enhanced Income Portfolio	BlackRock Intermediate Bond Portfolio II	BlackRock Strategic Income Portfolio
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Total Return Fund
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock World Income Fund
BlackRock High Yield Bond Portfolio	BlackRock Long Duration Bond Portfolio
BlackRock Income Portfolio	BlackRock Low Duration Bond Portfolio
BlackRock Income Builder Portfolio	BlackRock Managed Income Portfolio

Municipal Bond Funds
BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund
BlackRock California Insured Municipal Bond Fund	BlackRock Kentucky Municipal Bond Portfolio	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock Municipal Insured Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Florida Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at
www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

94 SEMI-ANNUAL REPORT

DECEMBER 31, 2008

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#MBNYMB-SAR-12/08

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series
Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal
Series Trust

Date: February 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal
Series Trust

Date: February 23, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal
Series Trust

Date: February 23, 2009